                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2020

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2020

                                                                            PAGE
                                                                            -----
Report of Independent Registered Public Accounting Firm....................   F-1

Statements of Assets and Liabilities.......................................   F-6

Statements of Operations...................................................  F-18

Statements of Changes in Net Assets........................................  F-30

Notes to Financials Statements.............................................  F-63

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Genworth Life and Annuity Insurance Company and
Contract Owners of
Genworth Life & Annuity VA Separate Account 1:

Opinion on the Financial Statements

   We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 1 (the Separate Account) as of December 31, 2020, the related statements of operations for the year or period then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended/ /(collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 1996.

Richmond, Virginia
April 20, 2021

                                   APPENDIX

   Statement of assets and liabilities as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.
   AB Balanced Wealth Strategy Portfolio -- Class B
   AB Global Thematic Growth Portfolio -- Class B
   AB Growth and Income Portfolio -- Class B
   AB International Value Portfolio -- Class B
   AB Large Cap Growth Portfolio -- Class B
   AB Small Cap Growth Portfolio -- Class B
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares Invesco Oppenheimer V.I. Global Fund -- Series II Shares
   Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares
   Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares
   Invesco V.I. American Franchise Fund -- Series I shares
   Invesco V.I. American Franchise Fund -- Series II shares
   Invesco V.I. Comstock Fund -- Series II shares
   Invesco V.I. Core Equity Fund -- Series I shares
   Invesco V.I. Equity and Income Fund -- Series II shares
   Invesco V.I. Global Real Estate Fund -- Series II shares
   Invesco V.I. Government Securities Fund -- Series I shares
   Invesco V.I. International Growth Fund -- Series II shares
   Invesco V.I. Managed Volatility Fund -- Series I shares (2)
   Invesco V.I. Technology Fund -- Series I shares
   Invesco V.I. Value Opportunities Fund -- Series II shares
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
American Century Variable Portfolios, Inc.
   VP Disciplined Core Value Fund -- Class I (1)
   VP International Fund -- Class I

   VP Ultra(R) Fund -- Class I
   VP Value Fund -- Class I
BNY Mellon
   BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares
   BNY Mellon Variable Investment Fund -- Government Money Market Portfolio BlackRock Variable Series Funds, Inc.
   BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares BlackRock Basic Value V.I. Fund -- Class III Shares
   BlackRock Global Allocation V.I. Fund -- Class III Shares
   BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares
Columbia Funds Variable Series Trust II
   CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
   Columbia Variable Portfolio -- Overseas Core Fund -- Class 2
Deutsche DWS Variable Series I
   DWS Capital Growth VIP -- Class B Shares
Deutsche DWS Variable Series II
   DWS CROCI(R) U.S. VIP -- Class B Shares
   DWS Small Mid Cap Value VIP -- Class B Shares
Eaton Vance Variable Trust
   VT Floating -- Rate Income Fund
Federated Hermes Insurance Series
   Federated Hermes High Income Bond Fund II -- Primary Shares (1)
   Federated Hermes High Income Bond Fund II -- Service Shares (1)
   Federated Hermes Kaufmann Fund II -- Service Shares (1)
   Federated Hermes Managed Volatility Fund II -- Primary Shares (1) Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager/SM /Portfolio -- Initial Class
   VIP Asset Manager/SM/ Portfolio -- Service Class 2
   VIP Balanced Portfolio -- Service Class 2
   VIP Contrafund(R) Portfolio -- Initial Class
   VIP Contrafund(R) Portfolio -- Service Class 2
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
   VIP Equity-Income Portfolio -- Initial Class
   VIP Equity-Income Portfolio -- Service Class 2
   VIP Growth & Income Portfolio -- Initial Class
   VIP Growth & Income Portfolio -- Service Class 2
   VIP Growth Opportunities Portfolio -- Initial Class
   VIP Growth Opportunities Portfolio -- Service Class 2
   VIP Growth Portfolio -- Initial Class
   VIP Growth Portfolio -- Service Class 2
   VIP Investment Grade Bond Portfolio -- Service Class 2
   VIP Mid Cap Portfolio -- Initial Class
   VIP Mid Cap Portfolio -- Service Class 2
   VIP Overseas Portfolio -- Initial Class
   VIP Value Strategies Portfolio -- Service Class 2
Franklin Templeton Variable Insurance Products Trust
   Franklin Allocation VIP Fund -- Class 2 Shares
   Franklin Income VIP Fund -- Class 2 Shares
   Franklin Large Cap Growth VIP Fund -- Class 2 Shares
   Franklin Mutual Shares VIP Fund -- Class 2 Shares
   Templeton Foreign VIP Fund -- Class 1 Shares
   Templeton Foreign VIP Fund -- Class 2 Shares
   Templeton Global Bond VIP Fund -- Class 1 Shares
   Templeton Growth VIP Fund -- Class 2 Shares

Goldman Sachs Variable Insurance Trust
   Goldman Sachs Government Money Market Fund -- Service Shares
   Goldman Sachs Large Cap Value Fund -- Institutional Shares
   Goldman Sachs Mid Cap Value Fund -- Institutional Shares
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
   JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1
   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1
Janus Aspen Series
   Janus Henderson Balanced Portfolio -- Institutional Shares
   Janus Henderson Balanced Portfolio -- Service Shares
   Janus Henderson Enterprise Portfolio -- Institutional Shares
   Janus Henderson Enterprise Portfolio -- Service Shares
   Janus Henderson Flexible Bond Portfolio -- Institutional Shares
   Janus Henderson Forty Portfolio -- Institutional Shares
   Janus Henderson Forty Portfolio -- Service Shares
   Janus Henderson Global Research Portfolio -- Institutional Shares
   Janus Henderson Global Research Portfolio -- Service Shares
   Janus Henderson Global Technology and Innovation Portfolio -- Service Shares
     (1)
   Janus Henderson Overseas Portfolio -- Institutional Shares
   Janus Henderson Overseas Portfolio -- Service Shares
   Janus Henderson Research Portfolio -- Institutional Shares
   Janus Henderson Research Portfolio -- Service Shares
Legg Mason Partners Variable Equity Trust
   ClearBridge Variable Aggressive Growth Portfolio -- Class II
   ClearBridge Variable Dividend Strategy Portfolio -- Class I
   ClearBridge Variable Dividend Strategy Portfolio -- Class II
   ClearBridge Variable Large Cap Value Portfolio -- Class I
MFS(R) Variable Insurance Trust
   MFS(R) Investors Trust Series -- Service Class Shares
   MFS(R) New Discovery Series -- Service Class Shares
   MFS(R) Total Return Series -- Service Class Shares
   MFS(R) Utilities Series -- Service Class Shares
MFS(R) Variable Insurance Trust II
   MFS(R) Income Portfolio -- Service Class Shares (1)
   MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares PIMCO Variable Insurance Trust
   All Asset Portfolio -- Advisor Class Shares
   High Yield Portfolio -- Administrative Class Shares
   International Bond Portfolio (U.S. Dollar Hedged) -- Administrative
     Class Shares
   Long-Term U.S. Government Portfolio -- Administrative Class Shares
   Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares
Rydex Variable Trust
   NASDAQ -- 100(R) Fund
State Street Variable Insurance Series Funds, Inc.
   Income V.I.S. Fund -- Class 1 Shares
   Premier Growth Equity V.I.S. Fund -- Class 1 Shares
   Real Estate Securities V.I.S. Fund -- Class 1 Shares
   S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
   Small-Cap Equity V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 3 Shares
   U.S. Equity V.I.S. Fund -- Class 1 Shares

The Alger Portfolios
   Alger Large Cap Growth Portfolio -- Class I-2 Shares
   Alger Small Cap Growth Portfolio -- Class I-2 Shares
The Prudential Series Fund
   Equity Portfolio -- Class II Shares (2)
   Jennison 20/20 Focus Portfolio -- Class II Shares
   Jennison Portfolio -- Class II Shares
   Natural Resources Portfolio -- Class II Shares
   SP International Growth Portfolio -- Class II Shares
   SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares Wells Fargo Variable Trust
   Wells Fargo VT Omega Growth Fund -- Class 2

   Statement of assets and liabilities as of December 31, 2020, the related statements of operations for the period from January 1, 2020 to May 1, 2020 (liquidation date) and changes in net assets for the period from January 1, 2019 to May 1, 2020 (liquidation date).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco V.I. Mid Cap Growth Fund -- Series I Shares (3)

(1)See Note 1 to the financial statements for the former name of the subaccount.

(2)Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020.

(3)Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2019 through May 1, 2020.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2020




                                                      AB VARIABLE PRODUCTS SERIES FUND, INC.
                                         -----------------------------------------------------------------
                                              AB           AB
                                           BALANCED      GLOBAL         AB           AB            AB
                                            WEALTH      THEMATIC    GROWTH AND  INTERNATIONAL  LARGE CAP
                                           STRATEGY      GROWTH       INCOME        VALUE        GROWTH
                                         PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                           CLASS B      CLASS B      CLASS B       CLASS B      CLASS B
----------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)       $10,992,486   $2,617,311  $32,845,624   $21,777,827  $33,067,895
Dividend receivable                                --           --           --            --           --
Receivable for units sold                          --            6           --            --          189
TOTAL ASSETS                               10,992,486    2,617,317   32,845,624    21,777,827   33,068,084

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                         536          111        1,379         1,010        1,373
Payable for units withdrawn                     9,342           --       40,902        15,805           --
TOTAL LIABILITIES                               9,878          111       42,281        16,815        1,373

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                         9,950,239    2,617,206   32,171,419    20,934,238   32,698,438
Variable annuity contract owners in the
annuitization period                        1,032,369           --      631,924       826,774      368,273
NET ASSETS                                $10,982,608   $2,617,206  $32,803,343   $21,761,012  $33,066,711

Investments in securities at cost         $11,225,553   $1,508,804  $29,176,592   $20,114,380  $22,401,072
Shares outstanding                          1,049,903       64,561    1,155,316     1,518,677      462,423

                                             AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                         ------------------------------------------------------------------------------------
                                                              INVESCO                           INVESCO
                                             INVESCO      OPPENHEIMER V.I.     INVESCO      OPPENHEIMER V.I.     INVESCO
                                         OPPENHEIMER V.I.      GLOBAL      OPPENHEIMER V.I.   MAIN STREET    OPPENHEIMER V.I.
                                              GLOBAL      STRATEGIC INCOME   MAIN STREET       SMALL CAP       TOTAL RETURN
                                             FUND --          FUND --         FUND(R) --       FUND(R) --      BOND FUND --
                                         SERIES II SHARES SERIES I SHARES  SERIES II SHARES SERIES II SHARES SERIES I SHARES
-----------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $125,298,418       $2,456,109      $17,213,110      $29,255,367       $8,290,056
Dividend receivable                                    --               --               --               --               --
Receivable for units sold                              --               --               --               --              408
TOTAL ASSETS                                  125,298,418        2,456,109       17,213,110       29,255,367        8,290,464

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                           5,639               94              721            1,323              323
Payable for units withdrawn                        53,482               --            9,523           16,573               --
TOTAL LIABILITIES                                  59,121               94           10,244           17,896              323

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                           121,256,280        2,343,625       17,134,501       28,345,801        8,177,053
Variable annuity contract owners in the
annuitization period                            3,983,017          112,390           68,365          891,670          113,088
NET ASSETS                                   $125,239,297       $2,456,015      $17,202,866      $29,237,471       $8,290,141

Investments in securities at cost             $97,312,867       $2,645,486      $14,800,216      $22,565,870       $8,119,351
Shares outstanding                              2,439,611          507,461          583,495        1,087,156          983,399

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

  AB VARIABLE
PRODUCTS SERIES
  FUND, INC.
  (CONTINUED)                      AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------
                    INVESCO          INVESCO          INVESCO          INVESCO          INVESCO          INVESCO
      AB        OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I.
   SMALL CAP        CAPITAL          CAPITAL        CONSERVATIVE     CONSERVATIVE    DISCOVERY MID    DISCOVERY MID
    GROWTH        APPRECIATION     APPRECIATION       BALANCED         BALANCED        CAP GROWTH       CAP GROWTH
 PORTFOLIO --       FUND --          FUND --          FUND --          FUND --          FUND --          FUND --
    CLASS B     SERIES I SHARES  SERIES II SHARES SERIES I SHARES  SERIES II SHARES SERIES I SHARES  SERIES II SHARES
---------------------------------------------------------------------------------------------------------------------

    $33,914,015      $29,408,193      $10,440,932      $10,593,210      $18,703,585      $28,625,656      $11,513,729
             --               --               --               --               --               --               --
             --               --               74               --               40               --               --
     33,914,015       29,408,193       10,441,006       10,593,210       18,703,625       28,625,656       11,513,729

          1,492            1,126              429              391              966            1,058              501
         16,040            1,318               --              174               --            1,519               98
         17,532            2,444              429              565              966            2,577              599

     33,085,464       29,151,455       10,440,577       10,472,074       17,620,376       28,126,441       11,513,130
        811,019          254,294               --          120,571        1,082,283          496,638               --
    $33,896,483      $29,405,749      $10,440,577      $10,592,645      $18,702,659      $28,623,079      $11,513,130

    $24,578,146      $20,257,973       $8,882,046       $8,739,192      $15,448,206      $17,339,278       $8,522,783
      1,337,303          418,086          152,111          590,809        1,057,895          267,705          117,427

                    AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
    INVESCO         INVESCO                           INVESCO         INVESCO          INVESCO          INVESCO
     V.I.             V.I.           INVESCO           V.I.             V.I.             V.I.            V.I.
   AMERICAN         AMERICAN           V.I.            CORE          EQUITY AND         GLOBAL        GOVERNMENT
   FRANCHISE       FRANCHISE         COMSTOCK         EQUITY           INCOME        REAL ESTATE      SECURITIES
    FUND --         FUND --           FUND--          FUND --         FUND --          FUND --          FUND --
SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES
-------------------------------------------------------------------------------------------------------------------

    $24,380,179       $5,228,328      $20,555,907      $5,602,222      $17,260,436         $188,793             $--
             --               --               --              --               --               --              --
            495               --               --              --               --               --              --
     24,380,674        5,228,328       20,555,907       5,602,222       17,260,436          188,793              --

            999              217              875             236              885               10              --
             --              127            3,306           8,656            1,575                4              --
            999              344            4,181           8,892            2,460               14              --

     24,379,675        5,225,166       20,517,279       5,451,913       16,559,287          120,973              --
             --            2,818           34,447         141,417          698,689           67,806              --
    $24,379,675       $5,227,984      $20,551,726      $5,593,330      $17,257,976         $188,779             $--

    $17,074,633       $2,903,036      $19,479,003      $5,665,159      $15,963,999         $197,149             $--
        273,627           62,013        1,279,148         184,102          968,599           13,175              --

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                                                                                AMERICAN           AMERICAN
                                                                                                 CENTURY           CENTURY
                                          AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE        VARIABLE           VARIABLE
                                                   INSURANCE FUNDS) (CONTINUED)            PORTFOLIOS II, INC. PORTFOLIOS, INC.
                                         ------------------------------------------------- ------------------- ----------------

                                             INVESCO                          INVESCO
                                               V.I.           INVESCO           V.I.               VP                 VP
                                          INTERNATIONAL        V.I.            VALUE            INFLATION        DISCIPLINED
                                              GROWTH        TECHNOLOGY     OPPORTUNITIES       PROTECTION         CORE VALUE
                                             FUND --          FUND --         FUND --            FUND --           FUND --
                                         SERIES II SHARES SERIES I SHARES SERIES II SHARES      CLASS II           CLASS I
-------------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)           $12,642,782             $--       $4,053,209         $16,824,338         $632,857
Dividend receivable                                    --              --               --                  --               --
Receivable for units sold                              --              --              555                  --               --
TOTAL ASSETS                                   12,642,782              --        4,053,764          16,824,338          632,857

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                             548              --              173                 796               33
Payable for units withdrawn                         1,629              --               --               1,843               19
TOTAL LIABILITIES                                   2,177              --              173               2,639               52

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                            12,608,472              --        4,048,564          15,708,898          395,480
Variable annuity contract owners in the
annuitization period                               32,133              --            5,027           1,112,801          237,325
NET ASSETS                                    $12,640,605             $--       $4,053,591         $16,821,699         $632,805

Investments in securities at cost              $9,984,501             $--       $4,559,393         $15,748,605         $548,480
Shares outstanding                                301,881              --          722,497           1,517,073           61,562


                                                                                                  COLUMBIA FUNDS
                                         BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)   VARIABLE SERIES TRUST II
                                         -------------------------------------------------- --------------------------
                                                                              BLACKROCK                     COLUMBIA
                                            BLACKROCK        BLACKROCK        LARGE CAP                     VARIABLE
                                              BASIC            GLOBAL           FOCUS       CTIVP/SM/ --  PORTFOLIO --
                                              VALUE          ALLOCATION         GROWTH      LOOMIS SAYLES   OVERSEAS
                                               V.I.             V.I.             V.I.          GROWTH         CORE
                                             FUND --          FUND --          FUND --         FUND --      FUND --
                                         CLASS III SHARES CLASS III SHARES CLASS III SHARES    CLASS 1      CLASS 2
----------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)            $6,795,294     $203,304,455      $12,744,199  $112,709,575  $12,037,832
Dividend receivable                                    --               --               --            --           --
Receivable for units sold                              --               --               --            --           15
TOTAL ASSETS                                    6,795,294      203,304,455       12,744,199   112,709,575   12,037,847

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                             287           10,218              559         5,260          437
Payable for units withdrawn                           876           95,248              119        58,596           --
TOTAL LIABILITIES                                   1,163          105,466              678        63,856          437

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                             6,780,703      186,787,914       12,743,521   107,142,533   12,026,495
Variable annuity contract owners in the
annuitization period                               13,428       16,411,075               --     5,503,186       10,915
NET ASSETS                                     $6,794,131     $203,198,989      $12,743,521  $112,645,719  $12,037,410

Investments in securities at cost              $6,782,588     $175,125,944       $9,969,103   $84,364,018  $11,059,681
Shares outstanding                                504,851       12,480,323          603,990     2,275,123      854,353

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020



                                                                                                         BLACKROCK
                                                                                                      VARIABLE SERIES
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED)                   BNY MELLON                     FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
                                                         BNY MELLON                       BNY MELLON
                                                         INVESTMENT       BNY MELLON       VARIABLE      BLACKROCK
                                                       PORTFOLIOS --     SUSTAINABLE      INVESTMENT     ADVANTAGE
     VP                  VP              VP                MIDCAP            U.S.          FUND --       U.S. TOTAL
INTERNATIONAL         ULTRA(R)          VALUE              STOCK            EQUITY        GOVERNMENT       MARKET
   FUND --            FUND --          FUND --          PORTFOLIO --  PORTFOLIO, INC. -- MONEY MARKET   V.I. FUND --
   CLASS I            CLASS I          CLASS I         INITIAL SHARES   INITIAL SHARES    PORTFOLIO   CLASS III SHARES
----------------------------------------------------------------------------------------------------------------------

     $634,988         $201,614         $63,643               $102,427         $8,244,504   $1,442,048       $4,077,141
           --               --              --                     --                 --           13               --
           --               --              --                     --                439           --               --
      634,988          201,614          63,643                102,427          8,244,943    1,442,061        4,077,141

           32               11               2                      4                328           61              174
           29               14              --                     --                 --            1               55
           61               25               2                      4                328           62              229

      429,680          132,857          63,641                102,423          8,244,615    1,441,999        4,074,075
      205,247           68,732              --                     --                 --           --            2,837
     $634,927         $201,589         $63,641               $102,423         $8,244,615   $1,441,999       $4,076,912

     $464,602         $153,459         $42,461                $86,883         $5,652,382   $1,442,048       $4,029,513
       45,035            7,337           5,698                  5,139            174,524    1,442,048          232,979

   DEUTSCHE
     DWS
   VARIABLE                                     EATON VANCE
   SERIES I    DEUTSCHE DWS VARIABLE SERIES II VARIABLE TRUST      FEDERATED HERMES INSURANCE SERIES
----------------------------------------------------------------------------------------------------------

                                    DWS                         FEDERATED      FEDERATED
     DWS                           SMALL                       HERMES HIGH    HERMES HIGH     FEDERATED
   CAPITAL          DWS           MID CAP            VT           INCOME         INCOME         HERMES
    GROWTH        CROCI(R)         VALUE       FLOATING-RATE       BOND           BOND         KAUFMANN
    VIP --      U.S. VIP --        VIP --          INCOME       FUND II --     FUND II --     FUND II --
CLASS B SHARES CLASS B SHARES  CLASS B SHARES       FUND      PRIMARY SHARES SERVICE SHARES SERVICE SHARES
----------------------------------------------------------------------------------------------------------

      $317,120       $200,371         $10,956     $31,597,984     $7,583,748     $8,704,489    $33,793,234
            --             --              --          79,015             --             --             --
            --             --              --              --             --            113             --
       317,120        200,371          10,956      31,676,999      7,583,748      8,704,602     33,793,234

            17             11              --           1,396            302            366          1,513
            23              3               1           1,092         18,969             --         10,258
            40             14               1           2,488         19,271            366         11,771

       180,352        132,943          10,955      30,826,792      7,529,519      8,676,870     32,989,629
       136,728         67,414              --         847,719         34,958         27,366        791,834
      $317,080       $200,357         $10,955     $31,674,511     $7,564,477     $8,704,236    $33,781,463

      $270,455       $186,342         $11,576     $31,928,767     $7,658,169     $8,711,529    $25,898,071
         7,518         15,449             914       3,499,223      1,183,112      1,364,340      1,428,889

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                           FEDERATED
                                             HERMES
                                           INSURANCE
                                             SERIES
                                          (CONTINUED)          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                         -------------- -----------------------------------------------------------
                                           FEDERATED
                                             HERMES          VIP            VIP
                                            MANAGED         ASSET          ASSET            VIP            VIP
                                           VOLATILITY    MANAGER/SM/    MANAGER/SM/      BALANCED     CONTRAFUND(R)
                                           FUND II --   PORTFOLIO --   PORTFOLIO --    PORTFOLIO --   PORTFOLIO --
                                         PRIMARY SHARES INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $8,321,526   $39,325,837      $5,396,063     $73,543,207  $112,004,970
Dividend receivable                                  --            --              --              --            --
Receivable for units sold                         4,584            --              --              --            --
TOTAL ASSETS                                  8,326,110    39,325,837       5,396,063      73,543,207   112,004,970

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                           330         1,316             267           3,657         4,359
Payable for units withdrawn                          --        26,281          14,836           2,301         2,871
TOTAL LIABILITIES                                   330        27,597          15,103           5,958         7,230

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                           8,242,449    38,835,439       5,324,618      70,382,347   111,305,299
Variable annuity contract owners in the
annuitization period                             83,331       462,801          56,342       3,154,902       692,441
NET ASSETS                                   $8,325,780   $39,298,240      $5,380,960     $73,537,249  $111,997,740

Investments in securities at cost            $7,559,799   $34,279,501      $4,688,593     $54,302,170   $67,407,936
Shares outstanding                              750,363     2,307,854         325,849       3,248,375     2,325,202

                                                  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                         ---------------------------------------------------------------------------
                                               VIP                                           VIP
                                             GROWTH           VIP            VIP         INVESTMENT         VIP
                                          OPPORTUNITIES     GROWTH         GROWTH        GRADE BOND       MID CAP
                                          PORTFOLIO --   PORTFOLIO --   PORTFOLIO --    PORTFOLIO --   PORTFOLIO --
                                         SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $83,682,643   $77,389,032     $20,855,358     $73,499,280        $8,323
Dividend receivable                                   --            --              --              --            --
Receivable for units sold                             --            --              --              --            --
TOTAL ASSETS                                  83,682,643    77,389,032      20,855,358      73,499,280         8,323

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                          3,923         2,852             875           3,469            --
Payable for units withdrawn                       62,782         3,426          31,926           4,422            --
TOTAL LIABILITIES                                 66,705         6,278          32,801           7,891            --

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                           79,587,384    76,911,866      20,472,656      69,569,251         8,323
Variable annuity contract owners in the
annuitization period                           4,028,554       470,888         349,901       3,922,138            --
NET ASSETS                                   $83,615,938   $77,382,754     $20,822,557     $73,491,389        $8,323

Investments in securities at cost            $62,560,104   $38,536,304     $11,945,719     $68,716,997        $6,714
Shares outstanding                             1,099,785       751,350         207,351       5,357,090           215

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
---------------------------------------------------------------------------------------------------------
                      VIP
                    DYNAMIC                                        VIP            VIP            VIP
      VIP           CAPITAL          VIP            VIP         GROWTH &       GROWTH &        GROWTH
 CONTRAFUND(R)   APPRECIATION   EQUITY-INCOME  EQUITY-INCOME     INCOME         INCOME      OPPORTUNITIES
 PORTFOLIO --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS
---------------------------------------------------------------------------------------------------------

    $84,656,352      $2,233,441   $68,681,418    $137,333,739   $16,383,169     $15,246,081   $21,739,305
             --              --            --              --            --              --            --
             --              88            --              --            --              --            --
     84,656,352       2,233,529    68,681,418     137,333,739    16,383,169      15,246,081    21,739,305

          3,557              97         2,558           6,303           634             651           839
         28,943              --         2,072          88,955           631           3,352        81,133
         32,500              97         4,630          95,258         1,265           4,003        81,972

     84,091,594       2,233,432    68,249,511     130,900,087    16,326,222      15,179,159    21,641,622
        532,258              --       427,277       6,338,394        55,682          62,919        15,711
    $84,623,852      $2,233,432   $68,676,788    $137,238,481   $16,381,904     $15,242,078   $21,657,333

    $54,580,380      $1,509,574   $61,443,064    $121,327,228   $12,309,623     $12,978,778   $10,919,645
      1,811,606         133,419     2,873,700       5,924,665       732,700         701,937       280,362

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------
                                            VIP                                           FRANKLIN       FRANKLIN
      VIP                VIP               VALUE            FRANKLIN       FRANKLIN      LARGE CAP        MUTUAL
    MID CAP           OVERSEAS          STRATEGIES         ALLOCATION       INCOME         GROWTH         SHARES
 PORTFOLIO --       PORTFOLIO --       PORTFOLIO --       VIP FUND --    VIP FUND --    VIP FUND --    VIP FUND --
SERVICE CLASS 2     INITIAL CLASS     SERVICE CLASS 2    CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES
--------------------------------------------------------------------------------------------------------------------

    $57,862,704       $12,442,300          $2,595,479       $46,850,458   $197,295,444       $331,704     $9,787,968
             --                --                  --                --             --             --             --
             --               221                  --                --             --             --             --
     57,862,704        12,442,521           2,595,479        46,850,458    197,295,444        331,704      9,787,968

          2,407               470                 107             2,449         10,693             15            408
         21,338                --                 192             1,868        131,803             12            775
         23,745               470                 299             4,317        142,496             27          1,183

     57,595,877        12,357,903           2,595,180        39,502,500    179,021,882        262,979      9,786,785
        243,082            84,148                  --         7,343,641     18,131,066         68,698             --
    $57,838,959       $12,442,051          $2,595,180       $46,846,141   $197,152,948       $331,677     $9,786,785

    $47,389,982        $8,577,373          $2,362,728       $55,116,972   $196,203,109       $244,076     $9,995,148
      1,551,695           469,167             189,728         8,628,077     13,118,048         11,578        589,992

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                                                                                          GOLDMAN SACHS
                                                                                                             VARIABLE
                                                                                                            INSURANCE
                                         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)     TRUST
                                         ---------------------------------------------------------------- --------------
                                                                            TEMPLETON                     GOLDMAN SACHS
                                           TEMPLETON        TEMPLETON         GLOBAL        TEMPLETON       GOVERNMENT
                                          FOREIGN VIP      FOREIGN VIP         BOND         GROWTH VIP     MONEY MARKET
                                            FUND --          FUND --       VIP FUND --       FUND --         FUND --
                                         CLASS 1 SHARES   CLASS 2 SHARES  CLASS 1 SHARES  CLASS 2 SHARES  SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $4,226,190         $186,089      $3,655,372      $6,310,482    $129,133,710
Dividend receivable                                  --               --              --              --             676
Receivable for units sold                            --               --              --              --         639,752
TOTAL ASSETS                                  4,226,190          186,089       3,655,372       6,310,482     129,774,138

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                           171                8             136             268           5,541
Payable for units withdrawn                      45,319                2             292           2,945              --
TOTAL LIABILITIES                                45,490               10             428           3,213           5,541

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                           4,173,373          186,079       3,568,827       6,307,186     129,458,648
Variable annuity contract owners in the
annuitization period                              7,327               --          86,117              83         309,949
NET ASSETS                                   $4,180,700         $186,079      $3,654,944      $6,307,269    $129,768,597

Investments in securities at cost            $4,450,896         $195,201      $4,387,837      $6,795,692    $129,133,710
Shares outstanding                              311,436           14,013         252,269         564,949     129,133,710

                                                              JANUS ASPEN SERIES (CONTINUED)
                                         -------------------------------------------------------------------------

                                                            JANUS                        JANUS
                                             JANUS        HENDERSON       JANUS        HENDERSON        JANUS
                                           HENDERSON     ENTERPRISE     HENDERSON    FLEXIBLE BOND HENDERSON FORTY
                                            BALANCED    PORTFOLIO --    ENTERPRISE   PORTFOLIO --   PORTFOLIO --
                                          PORTFOLIO --  INSTITUTIONAL  PORTFOLIO --  INSTITUTIONAL  INSTITUTIONAL
                                         SERVICE SHARES    SHARES     SERVICE SHARES    SHARES         SHARES
------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)        $103,849,970   $48,797,982     $5,742,929    $9,309,851     $44,685,794
Dividend receivable                                  --            --             --            --              --
Receivable for units sold                            --            --             15            --              --
TOTAL ASSETS                                103,849,970    48,797,982      5,742,944     9,309,851      44,685,794

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                         5,056         1,893            239           367           1,787
Payable for units withdrawn                       7,517        21,548             --        73,043          39,604
TOTAL LIABILITIES                                12,573        23,441            239        73,410          41,391

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                          99,326,536    48,262,096      5,683,919     9,174,854      44,136,532
Variable annuity contract owners in the
annuitization period                          4,510,861       512,445         58,786        61,587         507,871
NET ASSETS                                 $103,837,397   $48,774,541     $5,742,705    $9,236,441     $44,644,403

Investments in securities at cost           $73,021,421   $25,857,237     $3,228,407    $8,820,497     $28,204,101
Shares outstanding                            2,252,711       517,970         65,663       730,184         783,961

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020



GOLDMAN SACHS VARIABLE INSURANCE                                                                   JANUS ASPEN
     TRUST (CONTINUED)                               JPMORGAN INSURANCE TRUST                        SERIES
---------------------------------------------------------------------------------------------------------------
                                                                         JPMORGAN      JPMORGAN       JANUS
GOLDMAN SACHS    GOLDMAN SACHS       JPMORGAN           JPMORGAN        INSURANCE     INSURANCE     HENDERSON
  LARGE CAP         MID CAP          INSURANCE         INSURANCE          TRUST         TRUST       BALANCED
VALUE FUND --    VALUE FUND --      TRUST CORE       TRUST MID CAP    SMALL CAP CORE U.S. EQUITY  PORTFOLIO --
INSTITUTIONAL    INSTITUTIONAL   BOND PORTFOLIO -- VALUE PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- INSTITUTIONAL
   SHARES           SHARES            CLASS 1           CLASS 1          CLASS 1       CLASS 1       SHARES
---------------------------------------------------------------------------------------------------------------

   $5,868,187      $30,794,359          $2,375,748           $228,567       $162,485   $1,145,663   $67,653,787
           --               --                  --                 --             --           --            --
           --               --                  86                 --             --           --            --
    5,868,187       30,794,359           2,375,834            228,567        162,485    1,145,663    67,653,787

          230            1,242                 122                 12              9           60         2,617
          387           26,191                  --                 10             27           56        32,829
          617           27,433                 122                 22             36          116        35,446

    5,802,348       30,603,886           1,539,606            160,643         93,619      701,046    66,847,664
       65,222          163,040             836,106             67,902         68,830      444,501       770,677
   $5,867,570      $30,766,926          $2,375,712           $228,545       $162,449   $1,145,547   $67,618,341

   $6,272,758      $26,587,183          $2,241,119           $206,054       $126,171     $811,934   $45,399,813
      633,030        1,787,252             199,979             20,989          6,739       30,633     1,552,404

                                   JANUS ASPEN SERIES (CONTINUED)
-----------------------------------------------------------------------------------------------------
                   JANUS                        JANUS
                 HENDERSON       JANUS        HENDERSON        JANUS                        JANUS
    JANUS         GLOBAL       HENDERSON        GLOBAL       HENDERSON       JANUS        HENDERSON
  HENDERSON      RESEARCH        GLOBAL       TECHNOLOGY     OVERSEAS      HENDERSON      RESEARCH
    FORTY      PORTFOLIO --     RESEARCH    AND INNOVATION PORTFOLIO --     OVERSEAS    PORTFOLIO --
 PORTFOLIO --  INSTITUTIONAL  PORTFOLIO --   PORTFOLIO --  INSTITUTIONAL  PORTFOLIO --  INSTITUTIONAL
SERVICE SHARES    SHARES     SERVICE SHARES SERVICE SHARES    SHARES     SERVICE SHARES    SHARES
-----------------------------------------------------------------------------------------------------

   $16,225,705   $38,573,255     $3,063,896    $12,498,335   $20,469,357     $2,298,466   $47,485,166
            --            --             --             --            --             --            --
           245            --            183             --            --             --            --
    16,225,950    38,573,255      3,064,079     12,498,335    20,469,357      2,298,466    47,485,166

           621         1,478            128            507           819             97         1,821
            --         1,707             --              7            95              9         3,047
           621         3,185            128            514           914            106         4,868

    16,199,571    38,170,943      3,052,304     12,408,278    20,238,879      2,298,199    47,163,270
        25,758       399,127         11,647         89,543       229,564            161       317,028
   $16,225,329   $38,570,070     $3,063,951    $12,497,821   $20,468,443     $2,298,360   $47,480,298

   $11,105,637   $21,068,471     $1,659,161     $6,230,298   $19,500,025     $1,893,382   $27,478,666
       306,377       606,307         49,418        609,675       535,707         62,834       962,212

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020


                                          JANUS ASPEN
                                             SERIES
                                          (CONTINUED)        LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                         -------------- ---------------------------------------------------

                                                        CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE
                                             JANUS        VARIABLE     VARIABLE     VARIABLE     VARIABLE
                                           HENDERSON     AGGRESSIVE    DIVIDEND     DIVIDEND    LARGE CAP
                                            RESEARCH       GROWTH      STRATEGY     STRATEGY      VALUE
                                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                         SERVICE SHARES   CLASS II     CLASS I      CLASS II     CLASS I
-----------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $3,409,129   $5,984,760   $4,072,036   $4,507,866  $13,836,919
Dividend receivable                                  --           --           --           --           --
Receivable for units sold                           216           --           --           --           15
TOTAL ASSETS                                  3,409,345    5,984,760    4,072,036    4,507,866   13,836,934

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                           145          259          162          235          585
Payable for units withdrawn                          --            2           --           62           --
TOTAL LIABILITIES                                   145          261          162          297          585

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                           3,197,827    5,916,925    4,071,874    4,298,717   13,821,133
Variable annuity contract owners in the
annuitization period                            211,373       67,574           --      208,852       15,216
NET ASSETS                                   $3,409,200   $5,984,499   $4,071,874   $4,507,569  $13,836,349

Investments in securities at cost            $2,032,278   $5,298,253   $2,915,500   $3,238,207  $13,148,291
Shares outstanding                               71,351      202,942      184,255      203,240      697,425

                                                         PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                         --------------------------------------------------------------------------
                                                        INTERNATIONAL    LONG-TERM
                                                        BOND PORTFOLIO      U.S.           LOW           TOTAL
                                           HIGH YIELD    (U.S. DOLLAR    GOVERNMENT      DURATION        RETURN
                                          PORTFOLIO --    HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                                         ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                                          CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES
-------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)         $31,406,411     $1,667,508    $51,171,545    $86,791,660   $141,832,175
Dividend receivable                             127,340          1,387         72,901         48,016        238,642
Receivable for units sold                            --            189            218          2,631             --
TOTAL ASSETS                                 31,533,751      1,669,084     51,244,664     86,842,307    142,070,817

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                         1,414             71          2,382          4,095          6,280
Payable for units withdrawn                       2,319             --             --             --         80,381
TOTAL LIABILITIES                                 3,733             71          2,382          4,095         86,661

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                          30,566,098      1,649,051     48,799,448     82,834,500    138,396,437
Variable annuity contract owners in the
annuitization period                            963,920         19,962      2,442,834      4,003,712      3,587,719
NET ASSETS                                  $31,530,018     $1,669,013    $51,242,282    $86,838,212   $141,984,156

Investments in securities at cost           $30,101,855     $1,565,495    $47,710,252    $86,193,033   $135,300,931
Shares outstanding                            3,920,900        148,355      3,464,560      8,361,432     12,237,461

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                                                                               PIMCO
                                                                                             VARIABLE
           MFS(R) VARIABLE INSURANCE TRUST             MFS(R) VARIABLE INSURANCE TRUST II INSURANCE TRUST
---------------------------------------------------------------------------------------------------------
                                                                           MFS(R)
                                                                        MASSACHUSETTS
    MFS(R)       MFS(R) NEW  MFS(R) TOTAL    MFS(R)       MFS(R)          INVESTORS
   INVESTORS     DISCOVERY      RETURN     UTILITIES      INCOME        GROWTH STOCK         ALL ASSET
TRUST SERIES --  SERIES --    SERIES --    SERIES --   PORTFOLIO --     PORTFOLIO --        PORTFOLIO--
    SERVICE       SERVICE      SERVICE      SERVICE      SERVICE           SERVICE            ADVISOR
 CLASS SHARES   CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES     CLASS SHARES       CLASS SHARES
---------------------------------------------------------------------------------------------------------

     $5,012,300  $23,357,166  $37,029,612  $11,722,983      $25,506        $6,819,978          $4,417,048
             --           --           --           --           --                --                  --
             43           --           --          518           --               594                  --
      5,012,343   23,357,166   37,029,612   11,723,501       25,506         6,820,572           4,417,048

            209          974        1,916          492            1               285                 190
             --          937        6,104           --           --                --                   1
            209        1,911        8,020          492            1               285                 191

      5,003,558   23,336,442   35,599,814   11,712,684       25,505         6,796,219           4,416,857
          8,576       18,813    1,421,778       10,325           --            24,068                  --
     $5,012,134  $23,355,255  $37,021,592  $11,723,009      $25,505        $6,820,287          $4,416,857

     $3,214,534  $16,870,651  $31,372,246   $9,218,753      $23,777        $5,029,155          $4,201,810
        139,269      989,291    1,452,142      337,936        2,445           276,448             394,027

 RYDEX VARIABLE
     TRUST                          STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------
                                   PREMIER
                                    GROWTH      REAL ESTATE     S&P 500(R)     SMALL-CAP        TOTAL
                     INCOME         EQUITY       SECURITIES       INDEX          EQUITY         RETURN
                     V.I.S.         V.I.S.         V.I.S.         V.I.S.         V.I.S.         V.I.S.
NASDAQ -- 100(R)    FUND --        FUND --        FUND --        FUND --        FUND --        FUND --
      FUND       CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES
----------------------------------------------------------------------------------------------------------

      $7,046,000    $14,902,436    $32,006,734    $37,561,914   $145,961,700    $29,198,920   $730,302,310
              --             --             --             --             --             --             --
              33             --            469             --             --             --             --
       7,046,033     14,902,436     32,007,203     37,561,914    145,961,700     29,198,920    730,302,310

             289            612          1,334          1,595          5,890          1,226         32,555
              --            464             --         32,605          1,390         38,700        105,627
             289          1,076          1,334         34,200          7,280         39,926        138,182

       7,045,744     14,637,381     31,751,534     36,713,627    145,204,567     29,074,994    282,676,573
              --        263,979        254,335        814,087        749,853         84,000    447,487,555
      $7,045,744    $14,901,360    $32,005,869    $37,527,714   $145,954,420    $29,158,994   $730,164,128

      $4,160,390    $14,019,947    $23,410,437    $39,122,350    $97,294,796    $26,054,657   $738,739,796
         112,197      1,194,105        260,302      3,124,951      2,921,571      1,991,741     43,914,751

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                         STATE STREET VARIABLE INSURANCE                                   THE PRUDENTIAL
                                         SERIES FUNDS, INC. (CONTINUED)        THE ALGER PORTFOLIOS          SERIES FUND
                                         ------------------------------- --------------------------------- ---------------

                                             TOTAL            U.S.            ALGER            ALGER          JENNISON
                                             RETURN          EQUITY         LARGE CAP        SMALL CAP          20/20
                                             V.I.S.          V.I.S.           GROWTH           GROWTH           FOCUS
                                            FUND --         FUND --        PORTFOLIO --     PORTFOLIO --    PORTFOLIO --
                                         CLASS 3 SHARES  CLASS 1 SHARES  CLASS I-2 SHARES CLASS I-2 SHARES CLASS II SHARES
--------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)        $416,173,471     $22,659,353       $37,762,905      $25,198,481      $5,747,938
Dividend receivable                                  --              --                --               --              --
Receivable for units sold                            --              --                --               --              --
TOTAL ASSETS                                416,173,471      22,659,353        37,762,905       25,198,481       5,747,938

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                        21,710             933             1,492            1,004             241
Payable for units withdrawn                     101,742           3,074             1,632           39,700              60
TOTAL LIABILITIES                               123,452           4,007             3,124           40,704             301

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                         349,485,028      22,647,949        37,420,939       24,811,556       5,744,006
Variable annuity contract owners in the
annuitization period                         66,564,991           7,397           338,842          346,221           3,631
NET ASSETS                                 $416,050,019     $22,655,346       $37,759,781      $25,157,777      $5,747,637

Investments in securities at cost          $414,000,888     $17,067,423       $22,965,263      $14,778,752      $2,020,362
Shares outstanding                           25,116,082         425,288           404,270          562,717         121,856

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020


                                                                  WELLS FARGO
             THE PRUDENTIAL SERIES FUND (CONTINUED)              VARIABLE TRUST
 ------------------------------------------------------------------------------
                                                  SP PRUDENTIAL   WELLS FARGO
                                       SP             U.S.             VT
                     NATURAL      INTERNATIONAL     EMERGING         OMEGA
    JENNISON        RESOURCES        GROWTH          GROWTH          GROWTH
  PORTFOLIO --    PORTFOLIO --    PORTFOLIO --    PORTFOLIO --      FUND --
 CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES    CLASS 2
 ------------------------------------------------------------------------------

      $9,860,885     $20,178,957             $--         $28,522     $3,955,894
              --              --              --              --             --
              --              --              --              --             --
       9,860,885      20,178,957              --          28,522      3,955,894

             420             933              --               1            164
             780          17,098              --              --              1
           1,200          18,031              --               1            165

       9,855,307      19,355,675              --          28,521      3,955,729
           4,378         805,251              --              --             --
      $9,859,685     $20,160,926             $--         $28,521     $3,955,729

      $5,307,602     $17,738,512             $--          $7,065     $2,672,375
          81,327         769,895              --           1,105         97,821

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations




                                                         AB VARIABLE PRODUCTS SERIES FUND, INC.
                                         ----------------------------------------------------------------------
                                              AB            AB
                                           BALANCED       GLOBAL          AB            AB             AB
                                            WEALTH       THEMATIC     GROWTH AND   INTERNATIONAL   LARGE CAP
                                           STRATEGY       GROWTH        INCOME         VALUE         GROWTH
                                         PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --   PORTFOLIO --
                                           CLASS B       CLASS B       CLASS B        CLASS B       CLASS B
                                         ------------  ------------  ------------  -------------  ------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                             2020          2020          2020          2020           2020
---------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                 $232,104        $9,614      $404,522       $311,073           $--
Mortality and expense risk and
administrative charges (note 4a)              193,223        33,509       491,133        399,697       432,570
NET INVESTMENT INCOME (EXPENSE)                38,881       (23,895)      (86,611)       (88,624)     (432,570)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                     (307,543)      132,840       403,934     (1,033,388)      881,845
Change in unrealized appreciation
(depreciation)                                629,563       397,808    (2,607,594)       669,357     5,623,682
Capital gain distributions                    330,737       202,339     1,674,683             --     2,348,634
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                652,757       732,987      (528,977)      (364,031)    8,854,161

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   $691,638      $709,092     $(615,588)     $(452,655)   $8,421,591

                                             AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                       ----------------------------------------------------------------------------------------
                                                             INVESCO                             INVESCO
                                           INVESCO       OPPENHEIMER V.I.      INVESCO       OPPENHEIMER V.I.      INVESCO
                                       OPPENHEIMER V.I.       GLOBAL       OPPENHEIMER V.I.    MAIN STREET     OPPENHEIMER V.I.
                                            GLOBAL       STRATEGIC INCOME    MAIN STREET        SMALL CAP        TOTAL RETURN
                                           FUND --           FUND --          FUND(R) --        FUND(R) --       BOND FUND --
                                       SERIES II SHARES  SERIES I SHARES   SERIES II SHARES  SERIES II SHARES  SERIES I SHARES
                                       ----------------  ----------------  ----------------  ----------------  ----------------
                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                         DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                             2020              2020              2020              2020              2020
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                   $486,833          $138,187          $192,909           $95,761          $253,609
Mortality and expense risk and
administrative charges (note 4a)              1,389,921            34,601         1,088,311           436,725           118,679
NET INVESTMENT INCOME (EXPENSE)                (903,088)          103,586          (895,402)         (340,964)          134,930

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss)                      2,622,943           (56,992)        8,235,428           403,645            27,108
Change in unrealized appreciation
(depreciation)                               20,199,259           (17,861)       (8,663,568)        4,704,240           502,042
Capital gain distributions                    4,037,176                --         1,633,711           381,860                --
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS                        26,859,378           (74,853)        1,205,571         5,489,745           529,150

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                             $25,956,290           $28,733          $310,169        $5,148,781          $664,080

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  AB VARIABLE
PRODUCTS SERIES
  FUND, INC.
  (CONTINUED)                         AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------------
                     INVESCO           INVESCO           INVESCO          INVESCO           INVESCO           INVESCO
      AB         OPPENHEIMER V.I.  OPPENHEIMER V.I.  OPPENHEIMER V.I. OPPENHEIMER V.I.  OPPENHEIMER V.I.  OPPENHEIMER V.I.
   SMALL CAP         CAPITAL           CAPITAL         CONSERVATIVE     CONSERVATIVE     DISCOVERY MID     DISCOVERY MID
    GROWTH         APPRECIATION      APPRECIATION        BALANCED         BALANCED         CAP GROWTH        CAP GROWTH
 PORTFOLIO --        FUND --           FUND --           FUND --          FUND --           FUND --           FUND --
    CLASS B      SERIES I SHARES   SERIES II SHARES  SERIES I SHARES  SERIES II SHARES  SERIES I SHARES   SERIES II SHARES
---------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
 DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
     2020              2020              2020              2020             2020              2020              2020
---------------------------------------------------------------------------------------------------------------------------

            $--               $--               $--          $212,351         $319,860            $9,431               $--

        334,511           364,561            76,294           136,716          336,118           325,853           152,436
       (334,511)         (364,561)          (76,294)           75,635          (16,258)         (316,422)         (152,436)

        723,044         1,287,499           285,463           219,435          914,888         1,159,031           119,120
      8,368,300         3,135,129           744,374           745,027          912,458         5,556,257         2,100,052
      2,145,105         3,892,808           641,090           235,959          404,255         1,965,977           749,778
     11,236,449         8,315,436         1,670,927         1,200,421        2,231,601         8,681,265         2,968,950

    $10,901,938        $7,950,875        $1,594,633        $1,276,056       $2,215,343        $8,364,843        $2,816,514

                       AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
    INVESCO          INVESCO                             INVESCO          INVESCO           INVESCO           INVESCO
     V.I.              V.I.            INVESCO            V.I.              V.I.              V.I.             V.I.
   AMERICAN          AMERICAN            V.I.             CORE           EQUITY AND       GLOBAL REAL       GOVERNMENT
   FRANCHISE        FRANCHISE          COMSTOCK          EQUITY            INCOME            ESTATE         SECURITIES
    FUND --          FUND --           FUND --           FUND --          FUND --           FUND --           FUND --
SERIES I SHARES  SERIES II SHARES  SERIES II SHARES  SERIES I SHARES  SERIES II SHARES  SERIES II SHARES  SERIES I SHARES
-------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
 DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
     2020              2020              2020             2020              2020              2020             2020
-------------------------------------------------------------------------------------------------------------------------

        $14,759               $--          $401,695          $76,970          $361,001            $8,965              $--
        335,310            73,028           295,024          904,288           312,931             3,485               --
       (320,551)          (73,028)          106,671         (827,318)           48,070             5,480               --


        748,574           829,661          (448,314)      (1,342,102)         (134,232)           (3,887)              --
      5,005,443           524,941        (1,073,073)          17,367           423,897           (29,551)              --
      1,539,947           344,680           499,459        1,327,785           746,288             5,463               --
      7,293,964         1,699,282        (1,021,928)           3,050         1,035,953           (27,975)              --

     $6,973,413        $1,626,254         $(915,257)       $(824,268)       $1,084,023          $(22,495)             $--

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                  AMERICAN
                                                                                                   CENTURY
                                           AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE         VARIABLE
                                                    INSURANCE FUNDS) (CONTINUED)             PORTFOLIOS II, INC.
                                         --------------------------------------------------- -------------------

                                             INVESCO                           INVESCO
                                               V.I.            INVESCO           V.I.                VP
                                          INTERNATIONAL         V.I.            VALUE             INFLATION
                                              GROWTH         TECHNOLOGY     OPPORTUNITIES        PROTECTION
                                             FUND --           FUND --         FUND --             FUND --
                                         SERIES II SHARES  SERIES I SHARES SERIES II SHARES       CLASS II
                                         ----------------  --------------- ----------------  -------------------
                                            YEAR ENDED       YEAR ENDED       YEAR ENDED         YEAR ENDED
                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,       DECEMBER 31,
                                               2020             2020             2020               2020
------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                     $240,915              $--           $3,148             $305,178
Mortality and expense risk and
administrative charges (note 4a)                  430,108               --           54,725              450,702
NET INVESTMENT INCOME (EXPENSE)                  (189,193)              --          (51,577)            (145,524)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                        2,495,730               --         (327,689)             853,052
Change in unrealized appreciation
(depreciation)                                 (2,636,159)              --          397,832            1,171,533
Capital gain distributions                        262,606               --          162,362                   --
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                    122,177               --          232,505            2,024,585

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                       $(67,016)             $--         $180,928           $1,879,061

                                             AMERICAN
                                             CENTURY
                                             VARIABLE
                                         PORTFOLIOS, INC.
                                         ----------------


                                                VP
                                           DISCIPLINED
                                            CORE VALUE
                                             FUND --
                                             CLASS I
                                         ----------------
                                            YEAR ENDED
                                           DECEMBER 31,
                                               2020
---------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                       $8,708
Mortality and expense risk and
administrative charges (note 4a)                    8,379
NET INVESTMENT INCOME (EXPENSE)                       329

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                            8,597
Change in unrealized appreciation
(depreciation)                                     48,627
Capital gain distributions                         16,232
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                     73,456

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                        $73,785



                                                                                                      COLUMBIA FUNDS
                                           BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)     VARIABLE SERIES TRUST II
                                         ----------------------------------------------------- ----------------------------
                                                                                BLACKROCK                       COLUMBIA
                                            BLACKROCK         BLACKROCK         LARGE CAP                       VARIABLE
                                              BASIC             GLOBAL            FOCUS        CTIVP/SM/ --   PORTFOLIO --
                                              VALUE           ALLOCATION          GROWTH       LOOMIS SAYLES    OVERSEAS
                                               V.I.              V.I.              V.I.           GROWTH          CORE
                                             FUND --           FUND --           FUND --          FUND --       FUND --
                                         CLASS III SHARES  CLASS III SHARES  CLASS III SHARES     CLASS 1       CLASS 2
                                         ----------------  ----------------  ----------------  -------------  ------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED      YEAR ENDED     YEAR ENDED
                                           DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2020              2020              2020            2020           2020
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                     $129,114        $2,325,380               $--            $--      $166,477
Mortality and expense risk and
administrative charges (note 4a)                  295,361         3,520,696           137,131      1,137,062       185,248
NET INVESTMENT INCOME (EXPENSE)                  (166,247)       (1,195,316)         (137,131)    (1,137,062)      (18,771)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                       (3,755,509)        2,346,226           164,265      5,839,706      (157,144)
Change in unrealized appreciation
(depreciation)                                    642,189        19,249,199         2,300,186     15,016,336       754,562
Capital gain distributions                        432,206        11,461,951           691,085             --       141,979
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 (2,681,114)       33,057,376         3,155,536     20,856,042       739,397

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    $(2,847,361)      $31,862,060        $3,018,405    $19,718,980      $720,626

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                                                            BLACKROCK
                                                                                                         VARIABLE SERIES
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED)                    BNY MELLON                       FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------
                                                         BNY MELLON                         BNY MELLON
                                                         INVESTMENT        BNY MELLON        VARIABLE       BLACKROCK
                                                       PORTFOLIOS --      SUSTAINABLE       INVESTMENT      ADVANTAGE
     VP                 VP                VP               MIDCAP             U.S.           FUND --        U.S. TOTAL
INTERNATIONAL        ULTRA(R)           VALUE              STOCK             EQUITY         GOVERNMENT        MARKET
   FUND --           FUND --           FUND --          PORTFOLIO --   PORTFOLIO, INC. --  MONEY MARKET    V.I. FUND --
   CLASS I           CLASS I           CLASS I         INITIAL SHARES    INITIAL SHARES     PORTFOLIO    CLASS III SHARES
--------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED         YEAR ENDED        YEAR ENDED         YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
DECEMBER 31,       DECEMBER 31,      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
    2020               2020              2020               2020              2020             2020            2020
--------------------------------------------------------------------------------------------------------------------------

       $2,576               $--            $1,312                $704             $85,583        $2,467           $56,163
        9,828             2,082               832               1,248             118,949        22,506            58,682
       (7,252)           (2,082)              480                (544)            (33,366)      (20,039)           (2,519)


       36,099            12,711             1,433                (247)            244,116            --           (60,617)
       86,673            35,775            (4,903)              6,644           1,244,697            --           324,967
        7,770             4,350             1,552                  --              92,874            --           370,542
      130,542            52,836            (1,918)              6,397           1,581,687            --           634,892

     $123,290           $50,754           $(1,438)             $5,853          $1,548,321      $(20,039)         $632,373

   DEUTSCHE
     DWS
   VARIABLE                                      EATON VANCE
   SERIES I     DEUTSCHE DWS VARIABLE SERIES II VARIABLE TRUST         FEDERATED HERMES INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------
                                                                  FEDERATED       FEDERATED
                                     DWS                            HERMES          HERMES
     DWS                            SMALL                            HIGH            HIGH         FEDERATED
   CAPITAL           DWS           MID CAP            VT            INCOME          INCOME          HERMES
    GROWTH         CROCI(R)         VALUE       FLOATING-RATE        BOND            BOND          KAUFMANN
    VIP --       U.S. VIP --        VIP --          INCOME        FUND II --      FUND II --      FUND II --
CLASS B SHARES  CLASS B SHARES  CLASS B SHARES       FUND       PRIMARY SHARES  SERVICE SHARES  SERVICE SHARES
---------------------------------------------------------------------------------------------------------------
  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
     2020            2020            2020            2020            2020            2020            2020
---------------------------------------------------------------------------------------------------------------

            $4            $936            $114      $1,281,089        $446,069        $526,799             $--
         2,732           2,131             162         626,529         110,032         137,289         379,793
        (2,728)         (1,195)            (48)        654,560         336,037         389,510        (379,793)


         7,830            (228)           (367)     (1,162,328)        (96,665)       (167,252)      1,243,778
        46,281           5,965            (550)         13,193          25,147          69,196       3,123,731
            92           2,401             839              --              --              --       1,757,699
        54,203           8,138             (78)     (1,149,135)        (71,518)        (98,056)      6,125,208

       $51,475          $6,943           $(126)      $(494,575)       $264,519        $291,454      $5,745,415

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           FEDERATED
                                             HERMES
                                           INSURANCE
                                             SERIES
                                          (CONTINUED)             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                         --------------  --------------------------------------------------------------
                                           FEDERATED
                                             HERMES           VIP            VIP
                                            MANAGED          ASSET          ASSET             VIP             VIP
                                           VOLATILITY     MANAGER/SM/    MANAGER/SM/       BALANCED      CONTRAFUND(R)
                                           FUND II --    PORTFOLIO --   PORTFOLIO --     PORTFOLIO --    PORTFOLIO --
                                         PRIMARY SHARES  INITIAL CLASS SERVICE CLASS 2  SERVICE CLASS 2  INITIAL CLASS
                                         --------------  ------------- ---------------  ---------------  -------------
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                              2020           2020           2020             2020            2020
-----------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                   $217,164       $541,744         $63,692         $820,676       $250,915
Mortality and expense risk and
administrative charges (note 4a)                120,698        444,027          91,525        1,201,140      1,453,702
NET INVESTMENT INCOME (EXPENSE)                  96,466         97,717         (27,833)        (380,464)    (1,202,787)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                         88,099         82,536          30,651        2,250,496      5,020,862
Change in unrealized appreciation
(depreciation)                                 (295,089)     3,936,923         535,576        9,596,306     21,795,335
Capital gain distributions                           --        477,563          66,920          945,684        525,997
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 (206,990)     4,497,022         633,147       12,792,486     27,342,194

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    $(110,524)    $4,594,739        $605,314      $12,412,022    $26,139,407

                                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                         -------------------------------------------------------------------------------
                                               VIP                                              VIP
                                             GROWTH            VIP             VIP          INVESTMENT         VIP
                                          OPPORTUNITIES      GROWTH          GROWTH         GRADE BOND       MID CAP
                                          PORTFOLIO --    PORTFOLIO --    PORTFOLIO --     PORTFOLIO --   PORTFOLIO --
                                         SERVICE CLASS 2  INITIAL CLASS  SERVICE CLASS 2  SERVICE CLASS 2 INITIAL CLASS
                                         ---------------  -------------  ---------------  --------------- -------------
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                              2020            2020            2020             2020           2020
------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                         $--        $49,751           $9,543       $1,460,304           $44
Mortality and expense risk and
administrative charges (note 4a)                 657,424        884,910          293,250        1,218,030            50
NET INVESTMENT INCOME (EXPENSE)                 (657,424)      (835,159)        (283,707)         242,274            (6)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                       2,897,566      4,189,002        2,062,978          962,482            (1)
Change in unrealized appreciation
(depreciation)                                19,357,208     14,015,759        2,594,916        3,482,725         1,234
Capital gain distributions                     1,222,990      6,291,377        2,135,045           28,311            --
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                23,477,764     24,496,138        6,792,939        4,473,518         1,233

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   $22,820,340    $23,660,979       $6,509,232       $4,715,792        $1,227

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1





                           FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                       VIP
                     DYNAMIC                                          VIP             VIP             VIP
      VIP            CAPITAL           VIP             VIP         GROWTH &        GROWTH &         GROWTH
 CONTRAFUND(R)    APPRECIATION    EQUITY-INCOME   EQUITY-INCOME     INCOME          INCOME       OPPORTUNITIES
 PORTFOLIO --     PORTFOLIO --    PORTFOLIO --    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --    PORTFOLIO --
SERVICE CLASS 2  SERVICE CLASS 2  INITIAL CLASS  SERVICE CLASS 2 INITIAL CLASS  SERVICE CLASS 2  INITIAL CLASS
---------------------------------------------------------------------------------------------------------------
  YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
 DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
     2020             2020            2020            2020           2020            2020            2020
---------------------------------------------------------------------------------------------------------------

        $79,879             $929     $1,137,203       $1,844,519      $318,863         $273,027         $2,188

      1,399,725           30,904        877,216        1,491,215       219,976          219,546        227,278
     (1,319,846)         (29,975)       259,987          353,304        98,887           53,481       (225,090)

      9,912,137           90,520       (101,392)         163,105       617,626         (325,228)     2,000,982
     12,907,686          474,387       (373,575)       9,793,020      (918,101)        (279,880)     5,806,524
        527,534           29,259      3,031,585        2,799,017       866,631          835,876        910,801
     23,347,357          594,166      2,556,618       12,755,142       566,156          230,768      8,718,307

    $22,027,511         $564,191     $2,816,605      $13,108,446      $665,043         $284,249     $8,493,217

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------
                                            VIP                                             FRANKLIN        FRANKLIN
      VIP                VIP               VALUE            FRANKLIN        FRANKLIN       LARGE CAP         MUTUAL
    MID CAP           OVERSEAS          STRATEGIES         ALLOCATION        INCOME          GROWTH          SHARES
 PORTFOLIO --       PORTFOLIO --       PORTFOLIO --       VIP FUND --     VIP FUND --     VIP FUND --     VIP FUND --
SERVICE CLASS 2     INITIAL CLASS     SERVICE CLASS 2    CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES
------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
 DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
     2020               2020               2020               2020            2020            2020            2020
------------------------------------------------------------------------------------------------------------------------

       $250,713           $49,072             $22,501          $688,357     $11,549,438             $--        $260,103

      1,108,251           155,202              32,338           888,331       3,910,534           3,793         140,800
       (857,538)         (106,130)             (9,837)         (199,974)      7,638,904          (3,793)        119,303

     (2,342,418)          376,382             (26,007)       (2,281,845)     (2,694,716)         19,167        (141,594)
      8,193,051         1,187,781             104,118        (5,755,160)     (9,841,362)         53,905        (991,011)
             --            52,326             112,283        12,264,891         163,594          15,412         361,614
      5,850,633         1,616,489             190,394         4,227,886     (12,372,484)         88,484        (770,991)

     $4,993,095        $1,510,359            $180,557        $4,027,912     $(4,733,580)        $84,691       $(651,688)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                          GOLDMAN SACHS
                                                                                                             VARIABLE
                                                                                                            INSURANCE
                                         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)     TRUST
                                         ---------------------------------------------------------------  --------------
                                                                                                          GOLDMAN SACHS
                                                                            TEMPLETON                       GOVERNMENT
                                           TEMPLETON        TEMPLETON         GLOBAL        TEMPLETON         MONEY
                                            FOREIGN          FOREIGN           BOND           GROWTH          MARKET
                                          VIP FUND --      VIP FUND --     VIP FUND --     VIP FUND --       FUND --
                                         CLASS 1 SHARES   CLASS 2 SHARES  CLASS 1 SHARES  CLASS 2 SHARES  SERVICE SHARES
                                         --------------   --------------  --------------  --------------  --------------
                                           YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2020             2020            2020            2020            2020
-------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income-Ordinary dividends                      $140,943          $16,956        $358,229        $186,709        $316,881
Mortality and expense risk and
administrative charges (note 4a)                 57,957            6,108          57,746          94,979       2,039,803
NET INVESTMENT INCOME (EXPENSE)                  82,986           10,848         300,483          91,730      (1,722,922)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                       (180,024)         (76,361)       (200,954)       (335,398)             --
Change in unrealized appreciation
(depreciation)                                  (90,643)          (3,942)       (403,083)        432,188              --
Capital gain distributions                           --               --              --              --              --
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 (270,667)         (80,303)       (604,037)         96,790              --

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    $(187,681)        $(69,455)      $(303,554)       $188,520     $(1,722,922)

                                                               JANUS ASPEN SERIES (CONTINUED)
                                         --------------------------------------------------------------------------

                                                            JANUS                          JANUS         JANUS
                                             JANUS        HENDERSON        JANUS         HENDERSON     HENDERSON
                                           HENDERSON     ENTERPRISE      HENDERSON     FLEXIBLE BOND     FORTY
                                            BALANCED    PORTFOLIO --     ENTERPRISE    PORTFOLIO --  PORTFOLIO --
                                          PORTFOLIO --  INSTITUTIONAL   PORTFOLIO --   INSTITUTIONAL INSTITUTIONAL
                                         SERVICE SHARES    SHARES      SERVICE SHARES     SHARES        SHARES
                                         -------------- -------------  --------------  ------------- -------------
                                           YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                              2020          2020            2020           2020          2020
-------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income-Ordinary dividends                    $2,046,837       $49,564          $2,277       $265,201      $274,996
Mortality and expense risk and
administrative charges (note 4a)              1,776,600       616,383          79,415        133,092       570,062
NET INVESTMENT INCOME (EXPENSE)                 270,237      (566,819)        (77,138)       132,109      (295,066)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                      4,947,054     3,076,235         397,977         48,331     2,067,788
Change in unrealized appreciation
(depreciation)                                5,007,105     1,584,474          98,905        590,381     8,364,397
Capital gain distributions                      923,575     3,095,511         386,473             --     2,589,471
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                               10,877,734     7,756,220         883,355        638,712    13,021,656

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  $11,147,971    $7,189,401        $806,217       $770,821   $12,726,590

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



GOLDMAN SACHS VARIABLE INSURANCE                                                                  JANUS ASPEN
      TRUST (CONTINUED)                             JPMORGAN INSURANCE TRUST                        SERIES
--------------------------------------------------------------------------------------------------------------
   GOLDMAN          GOLDMAN        JPMORGAN                                                          JANUS
    SACHS            SACHS        INSURANCE      JPMORGAN         JPMORGAN         JPMORGAN        HENDERSON
  LARGE CAP         MID CAP         TRUST     INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST    BALANCED
VALUE FUND --    VALUE FUND --    CORE BOND    MID CAP VALUE   SMALL CAP CORE     U.S. EQUITY    PORTFOLIO --
INSTITUTIONAL    INSTITUTIONAL   PORTFOLIO --  PORTFOLIO --     PORTFOLIO --     PORTFOLIO --    INSTITUTIONAL
   SHARES           SHARES         CLASS 1        CLASS 1          CLASS 1          CLASS 1         SHARES
--------------------------------------------------------------------------------------------------------------
 YEAR ENDED       YEAR ENDED      YEAR ENDED    YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
DECEMBER 31,     DECEMBER 31,    DECEMBER 31,  DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
    2020             2020            2020          2020             2020             2020            2020
--------------------------------------------------------------------------------------------------------------

      $75,875         $171,970        $44,740          $4,745             $879           $9,668     $1,550,991

       76,919          404,040         44,179           5,032            2,263           22,398        919,381
       (1,044)        (232,070)           561            (287)          (1,384)         (12,730)       631,610

     (157,628)         (35,720)        50,114         (17,627)           3,944          125,908      3,486,841
      205,789        1,538,064         84,775         (12,536)          28,114           53,085      2,987,255
       99,855          436,812             --          19,798            5,788           77,969        638,662
      148,016        1,939,156        134,889         (10,365)          37,846          256,962      7,112,758

     $146,972       $1,707,086       $135,450        $(10,652)         $36,462         $244,232     $7,744,368

                                        JANUS ASPEN SERIES (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                                      JANUS
                     JANUS                          HENDERSON         JANUS                          JANUS
    JANUS          HENDERSON          JANUS           GLOBAL        HENDERSON        JANUS         HENDERSON
  HENDERSON     GLOBAL RESEARCH     HENDERSON     TECHNOLOGY AND    OVERSEAS       HENDERSON       RESEARCH
    FORTY        PORTFOLIO --    GLOBAL RESEARCH    INNOVATION    PORTFOLIO --      OVERSEAS     PORTFOLIO --
 PORTFOLIO --    INSTITUTIONAL    PORTFOLIO --     PORTFOLIO --   INSTITUTIONAL   PORTFOLIO --   INSTITUTIONAL
SERVICE SHARES      SHARES       SERVICE SHARES   SERVICE SHARES     SHARES      SERVICE SHARES     SHARES
---------------------------------------------------------------------------------------------------------------
  YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
 DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
     2020            2020             2020             2020           2020            2020           2020
---------------------------------------------------------------------------------------------------------------

       $89,959         $277,587          $17,610            $324       $235,903         $24,248       $225,376

       222,277          479,235           42,441         161,394        256,220          30,793        587,906
      (132,318)        (201,648)         (24,831)       (161,070)       (20,317)         (6,545)      (362,530)

       639,310        2,142,010          168,809       1,382,872       (519,807)          3,628      2,132,907
     3,125,632        2,184,457          186,284       2,307,495      3,035,923         277,534      6,625,426
     1,019,015        1,793,620          149,755         939,627             --              --      3,350,410
     4,783,957        6,120,087          504,848       4,629,994      2,516,116         281,162     12,108,743

    $4,651,639       $5,918,439         $480,017      $4,468,924     $2,495,799        $274,617    $11,746,213

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          JANUS ASPEN
                                             SERIES
                                          (CONTINUED)           LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                         --------------  -------------------------------------------------------

                                                         CLEARBRIDGE   CLEARBRIDGE   CLEARBRIDGE   CLEARBRIDGE
                                             JANUS         VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                           HENDERSON      AGGRESSIVE     DIVIDEND      DIVIDEND     LARGE CAP
                                            RESEARCH        GROWTH       STRATEGY      STRATEGY       VALUE
                                          PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                         SERVICE SHARES    CLASS II      CLASS I       CLASS II      CLASS I
                                         --------------  ------------  ------------  ------------  ------------
                                           YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              2020           2020          2020          2020          2020
----------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income-Ordinary dividends                       $11,364       $30,659       $54,111       $57,876      $176,626
Mortality and expense risk and
administrative charges (note 4a)                 49,541        85,097        56,592        94,521       200,046
NET INVESTMENT INCOME (EXPENSE)                 (38,177)      (54,438)       (2,481)      (36,645)      (23,420)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                        327,625        81,984       160,856       647,556        90,276
Change in unrealized appreciation
(depreciation)                                  307,844       302,240       (17,590)     (610,744)   (1,118,490)
Capital gain distributions                      271,600       510,234        33,647        40,185     1,383,122
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                  907,069       894,458       176,913        76,997       354,908

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                     $868,892      $840,020      $174,432       $40,352      $331,488


                                                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                         ------------------------------------------------------------------------------
                                                         INTERNATIONAL     LONG-TERM
                                                         BOND PORTFOLIO       U.S.            LOW            TOTAL
                                           HIGH YIELD     (U.S. DOLLAR     GOVERNMENT       DURATION         RETURN
                                          PORTFOLIO --     HEDGED) --     PORTFOLIO --    PORTFOLIO --    PORTFOLIO --
                                         ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE
                                          CLASS SHARES    CLASS SHARES    CLASS SHARES    CLASS SHARES    CLASS SHARES
                                         --------------  --------------  --------------  --------------  --------------
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2020            2020            2020            2020            2020
-----------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income-Ordinary dividends                    $1,814,992        $107,613        $729,793        $613,794      $3,108,946
Mortality and expense risk and
administrative charges (note 4a)                622,143          27,254         735,486       1,012,864       2,364,741
NET INVESTMENT INCOME (EXPENSE)               1,192,849          80,359          (5,693)       (399,070)        744,205

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                       (109,421)         15,350       3,042,219         (21,540)      1,705,942
Change in unrealized appreciation
(depreciation)                                 (137,292)        (29,458)      1,737,932         888,314       5,645,600
Capital gain distributions                           --              --         313,868              --       1,683,828
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 (246,713)        (14,108)      5,094,019         866,774       9,035,370

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                     $946,136         $66,251      $5,088,326        $467,704      $9,779,575

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                  PIMCO
                                                                                                VARIABLE
             MFS(R) VARIABLE INSURANCE TRUST              MFS(R) VARIABLE INSURANCE TRUST II INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------
                                                                              MFS(R)
                                                                           MASSACHUSETTS
    MFS(R)        MFS(R) NEW   MFS(R) TOTAL    MFS(R)        MFS(R)          INVESTORS
   INVESTORS      DISCOVERY       RETURN     UTILITIES       INCOME        GROWTH STOCK         ALL ASSET
TRUST SERIES --   SERIES --     SERIES --    SERIES --    PORTFOLIO --     PORTFOLIO --       PORTFOLIO --
    SERVICE        SERVICE       SERVICE      SERVICE       SERVICE           SERVICE            ADVISOR
 CLASS SHARES    CLASS SHARES  CLASS SHARES CLASS SHARES  CLASS SHARES     CLASS SHARES       CLASS SHARES
-------------------------------------------------------------------------------------------------------------
  YEAR ENDED      YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED       YEAR ENDED         YEAR ENDED
 DECEMBER 31,    DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,     DECEMBER 31,       DECEMBER 31,
     2020            2020          2020         2020          2020             2020               2020
-------------------------------------------------------------------------------------------------------------

        $19,705           $--      $728,870     $251,070          $846           $13,700            $213,773

         71,272       280,195       669,307      178,240           352            98,349              69,179
        (51,567)     (280,195)       59,563       72,830           494           (84,649)            144,594

        174,783       240,332       637,310      313,300            22           389,299             (62,004)
        266,112     5,304,455       694,008     (394,583)        1,235           302,905             136,819
        142,006     1,953,595       949,165      297,067            --           602,288                  --
        582,901     7,498,382     2,280,483      215,784         1,257         1,294,492              74,815

       $531,334    $7,218,187    $2,340,046     $288,614        $1,751        $1,209,843            $219,409

RYDEX VARIABLE
     TRUST                             STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------
                                   PREMIER
                                    GROWTH       REAL ESTATE      S&P 500(R)      SMALL-CAP         TOTAL
                     INCOME         EQUITY        SECURITIES        INDEX           EQUITY          RETURN
                     V.I.S.         V.I.S.          V.I.S.          V.I.S.          V.I.S.          V.I.S.
NASDAQ --100(R)     FUND --        FUND --         FUND --         FUND --         FUND --         FUND --
     FUND        CLASS 1 SHARES CLASS 1 SHARES  CLASS 1 SHARES  CLASS 1 SHARES  CLASS 1 SHARES  CLASS 1 SHARES
---------------------------------------------------------------------------------------------------------------
  YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
 DECEMBER 31,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
     2020             2020           2020            2020            2020            2020            2020
---------------------------------------------------------------------------------------------------------------

        $17,450        $330,496         $8,648        $185,625      $2,338,715             $--     $13,132,815

         90,510         205,443        443,224         579,800       2,029,487         369,986      11,209,621
        (73,060)        125,053       (434,576)       (394,175)        309,228        (369,986)      1,923,194

        273,658         194,418      1,317,802      (1,093,949)      9,650,183        (867,785)    (11,645,024)
      1,256,084         364,452      4,333,154      (1,525,878)     (1,659,718)      3,381,797      39,802,574
        696,325          43,770      2,802,061         498,643      10,890,636         803,829              --
      2,226,067         602,640      8,453,017      (2,121,184)     18,881,101       3,317,841      28,157,550

     $2,153,007        $727,693     $8,018,441     $(2,515,359)    $19,190,329      $2,947,855     $30,080,744

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         STATE STREET VARIABLE INSURANCE                                     THE PRUDENTIAL
                                         SERIES FUNDS, INC. (CONTINUED)         THE ALGER PORTFOLIOS           SERIES FUND
                                         ------------------------------- ----------------------------------- ---------------

                                             TOTAL            U.S.            ALGER             ALGER           JENNISON
                                             RETURN          EQUITY         LARGE CAP         SMALL CAP           20/20
                                             V.I.S.          V.I.S.           GROWTH            GROWTH            FOCUS
                                            FUND --         FUND --        PORTFOLIO --      PORTFOLIO --     PORTFOLIO --
                                         CLASS 3 SHARES  CLASS 1 SHARES  CLASS I-2 SHARES  CLASS I-2 SHARES  CLASS II SHARES
                                         --------------  --------------  ----------------  ----------------  ---------------
                                           YEAR ENDED      YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                              2020            2020             2020              2020             2020
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income-Ordinary dividends                    $6,504,671        $105,336           $54,846          $210,854              $--
Mortality and expense risk and
administrative charges (note 4a)              7,741,693         312,184           435,980           295,813           78,055
NET INVESTMENT INCOME (EXPENSE)              (1,237,022)       (206,848)         (381,134)          (84,959)         (78,055)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                     (7,613,364)        591,662         2,006,318         1,297,802          560,779
Change in unrealized appreciation
(depreciation)                               22,383,553       1,929,663         9,061,938         7,910,624          822,267
Capital gain distributions                           --       1,597,555         4,903,568         1,414,625               --
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                               14,770,189       4,118,880        15,971,824        10,623,051        1,383,046

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  $13,533,167      $3,912,032       $15,590,690       $10,538,092       $1,304,991

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                    WELLS FARGO
              THE PRUDENTIAL SERIES FUND (CONTINUED)               VARIABLE TRUST
------------------------------------------------------------------ --------------
                                                   SP PRUDENTIAL    WELLS FARGO
                                        SP             U.S.              VT
                     NATURAL       INTERNATIONAL     EMERGING          OMEGA
   JENNISON         RESOURCES         GROWTH          GROWTH           GROWTH
 PORTFOLIO --     PORTFOLIO --     PORTFOLIO --    PORTFOLIO --       FUND --
CLASS II SHARES  CLASS II SHARES  CLASS II SHARES CLASS II SHARES     CLASS 2
---------------  ---------------  --------------- ---------------  --------------
  YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED
 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
     2020             2020             2020            2020             2020
----------------------------------------------------------------------------------

            $--              $--              $--             $--             $--

         97,669          427,318               --             346         118,514
        (97,669)        (427,318)              --            (346)       (118,514)

        735,225       (3,022,278)              --             253       1,921,551
      2,173,049        4,576,377               --           8,895         104,617
             --               --               --              --         661,478
      2,908,274        1,554,099               --           9,148       2,687,646

     $2,810,605       $1,126,781              $--          $8,802      $2,569,132

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets


                                                            AB VARIABLE PRODUCTS SERIES FUND, INC.
                                         -----------------------------------------------------------------------------
                                                    AB                        AB                        AB
                                              BALANCED WEALTH           GLOBAL THEMATIC             GROWTH AND
                                           STRATEGY PORTFOLIO --      GROWTH PORTFOLIO --       INCOME PORTFOLIO --
                                                  CLASS B                   CLASS B                   CLASS B
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $38,881      $58,707     $(23,895)    $(28,636)    $(86,611)   $(230,480)
Net realized gain (loss) on investments     (307,543)    (144,054)     132,840      137,912      403,934    1,489,351
Change in unrealized appreciation
(depreciation) on investments                629,563      489,266      397,808      278,491   (2,607,594)   2,625,475
Capital gain distributions                   330,737    1,431,565      202,339      116,397    1,674,683    4,681,527
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   691,638    1,835,484      709,092      504,164     (615,588)   8,565,873

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                   5,724       37,136           --           70        2,259      132,304
Transfers for contract benefits and
terminations                              (1,266,828)  (1,127,876)    (148,658)    (291,795)  (3,273,397)  (5,095,178)
Administrative expenses                      (86,782)     (95,078)     (10,621)     (10,424)     (66,684)    (103,604)
Transfers between subaccounts
(including fixed account), net              (410,835)    (803,469)     (67,539)     (55,023)  (6,689,365)    (610,202)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (1,758,721)  (1,989,287)    (226,818)    (357,172) (10,027,187)  (5,676,680)
INCREASE (DECREASE) IN NET ASSETS         (1,067,083)    (153,803)     482,274      146,992  (10,642,775)   2,889,193
Net assets at beginning of year           12,049,691   12,203,494    2,134,932    1,987,940   43,446,118   40,556,925
Net assets at end of year                $10,982,608  $12,049,691   $2,617,206   $2,134,932  $32,803,343  $43,446,118

CHANGE IN UNITS (NOTE 5):
Units purchased                               62,166       33,087        4,321        4,338       81,120      255,200
Units redeemed                              (188,611)    (178,355)     (15,319)     (21,892)    (473,593)    (477,974)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS
WITH CONTRACT OWNERS                        (126,445)    (145,268)     (10,998)     (17,554)    (392,473)    (222,774)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
             AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)                                INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------------------
           AB                        AB                        AB                INVESCO OPPENHEIMER       INVESCO OPPENHEIMER
      INTERNATIONAL               LARGE CAP                 SMALL CAP               V.I. CAPITAL              V.I. CAPITAL
   VALUE PORTFOLIO --        GROWTH PORTFOLIO --       GROWTH PORTFOLIO --      APPRECIATION FUND --      APPRECIATION FUND --
         CLASS B                   CLASS B                   CLASS B               SERIES I SHARES          SERIES II SHARES
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


   $(88,624)   $(275,296)   $(432,570)   $(377,344)   $(334,511)   $(214,398)   $(364,561)   $(326,336)    $(76,294)    $(65,683)
 (1,033,388)    (227,919)     881,845      574,843      723,044      175,625    1,287,499      962,278      285,463      126,217
    669,357    4,620,285    5,623,682    3,384,399    8,368,300    2,107,773    3,135,129    4,180,680      744,374      747,992
         --           --    2,348,634    3,225,641    2,145,105    1,934,385    3,892,808    2,273,320      641,090      418,261
   (452,655)   4,117,070    8,421,591    6,807,539   10,901,938    4,003,385    7,950,875    7,089,942    1,594,633    1,226,787

     16,510       66,843      358,102      442,472      228,571      390,024       12,655        4,745      110,083       59,446
 (2,043,127)  (3,097,932)  (1,190,578)  (1,891,182)  (1,931,702)  (1,061,945)  (2,391,712)  (3,513,692)    (160,115)    (262,938)
   (199,438)    (243,954)    (129,263)    (111,215)    (144,973)     (74,714)     (22,398)     (24,293)     (31,378)     (23,391)
 (4,841,383)    (341,257)    (974,117)    (416,539)   9,988,054     (666,766)  (1,438,508)    (470,945)   4,509,408     (346,759)
 (7,067,438)  (3,616,300)  (1,935,856)  (1,976,464)   8,139,950   (1,413,401)  (3,839,963)  (4,004,185)   4,427,998     (573,642)
 (7,520,093)     500,770    6,485,735    4,831,075   19,041,888    2,589,984    4,110,912    3,085,757    6,022,631      653,145
 29,281,105   28,780,335   26,580,976   21,749,901   14,854,595   12,264,611   25,294,837   22,209,080    4,417,946    3,764,801
$21,761,012  $29,281,105  $33,066,711  $26,580,976  $33,896,483  $14,854,595  $29,405,749  $25,294,837  $10,440,577   $4,417,946

  1,014,730      617,253       44,941       26,734      481,806       34,247       14,245       19,592      155,739       20,858
 (2,060,409)  (1,110,971)    (109,365)    (121,619)    (188,680)     (87,746)     (84,928)     (87,972)     (51,024)     (42,998)

 (1,045,679)    (493,718)     (64,424)     (94,885)     293,126      (53,499)     (70,683)     (68,380)     104,715      (22,140)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                         -----------------------------------------------------------------------------
                                            INVESCO OPPENHEIMER       INVESCO OPPENHEIMER       INVESCO OPPENHEIMER
                                             V.I. CONSERVATIVE         V.I. CONSERVATIVE      V.I. DISCOVERY MID CAP
                                             BALANCED FUND --          BALANCED FUND --           GROWTH FUND --
                                              SERIES I SHARES          SERIES II SHARES           SERIES I SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $75,635      $90,062     $(16,258)     $24,052    $(316,422)   $(305,855)
Net realized gain (loss) on investments      219,435      134,753      914,888      431,776    1,159,031      995,496
Change in unrealized appreciation
(depreciation) on investments                745,027    1,061,056      912,458    1,741,755    5,556,257    3,427,138
Capital gain distributions                   235,959      158,222      404,255      292,203    1,965,977    2,879,233
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                 1,276,056    1,444,093    2,215,343    2,489,786    8,364,843    6,996,012

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                     455          973       16,594        8,685       30,536        3,004
Transfers for contract benefits and
terminations                                (704,757)  (1,124,819)  (2,512,185)  (1,834,907)  (2,679,427)  (2,979,319)
Administrative expenses                      (10,324)     (11,400)     (88,845)     (93,992)     (17,378)     (18,801)
Transfers between subaccounts
(including fixed account), net               224,914       92,244      697,912      909,558     (359,887)    (356,996)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (489,712)  (1,043,002)  (1,886,524)  (1,010,656)  (3,026,156)  (3,352,112)
INCREASE (DECREASE) IN NET ASSETS            786,344      401,091      328,819    1,479,130    5,338,687    3,643,900
Net assets at beginning of year            9,806,301    9,405,210   18,373,840   16,894,710   23,284,392   19,640,492
Net assets at end of year                $10,592,645   $9,806,301  $18,702,659  $18,373,840  $28,623,079  $23,284,392

CHANGE IN UNITS (NOTE 5):
Units purchased                               32,831       15,718      366,777      263,088       17,997       13,664
Units redeemed                               (46,691)     (61,074)    (514,637)    (353,599)     (62,042)     (69,149)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS
WITH CONTRACT OWNERS                         (13,860)     (45,356)    (147,860)     (90,511)     (44,045)     (55,485)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
----------------------------------------------------------------------------------------------------------
   INVESCO OPPENHEIMER                               INVESCO OPPENHEIMER V.I.
 V.I. DISCOVERY MID CAP      INVESCO OPPENHEIMER         GLOBAL STRATEGIC         INVESCO OPPENHEIMER
     GROWTH FUND --          V.I. GLOBAL FUND --          INCOME FUND --       V.I. MAIN STREET FUND(R) --
    SERIES II SHARES           SERIES II SHARES           SERIES I SHARES           SERIES II SHARES
-----------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
    2020         2019         2020          2019         2020         2019         2020          2019
-----------------------------------------------------------------------------------------------------------


  $(152,436)   $(136,231)    $(903,088)   $(610,398)    $103,586      $66,986    $(895,402)   $(1,003,549)
    119,120       70,970     2,622,943    1,495,168      (56,992)     (45,106)   8,235,428      2,470,864
  2,100,052    1,581,828    20,199,259    6,492,872      (17,861)     222,626   (8,663,568)     9,362,247
    749,778    1,118,284     4,037,176    9,150,385           --           --    1,633,711     18,397,144
  2,816,514    2,634,851    25,956,290   16,528,027       28,733      244,506      310,169     29,226,706

    363,529      507,978       404,898      583,549       10,050        2,273       86,743        130,429
   (704,428)    (605,569)   (6,723,862)  (6,086,757)    (183,804)    (334,346)  (5,859,174)   (11,987,450)
    (43,984)     (40,916)     (604,438)    (383,600)      (3,031)      (3,812)    (546,634)      (988,335)
 (1,601,909)   1,246,703    38,750,960   (2,283,258)     (23,570)     (36,582) (89,108,264)   (10,840,588)
 (1,986,792)   1,108,196    31,827,558   (8,170,066)    (200,355)    (372,467) (95,427,329)   (23,685,944)
    829,722    3,743,047    57,783,848    8,357,961     (171,622)    (127,961) (95,117,160)     5,540,762
 10,683,408    6,940,361    67,455,449   59,097,488    2,627,637    2,755,598  112,320,026    106,779,264
$11,513,130  $10,683,408  $125,239,297  $67,455,449   $2,456,015   $2,627,637  $17,202,866   $112,320,026

     59,177       85,149     2,913,635      318,656       26,773        7,314      561,844        456,233
   (125,291)     (50,824)   (1,067,022)    (694,013)     (46,627)     (41,914)  (5,211,647)    (1,623,964)

    (66,114)      34,325     1,846,613     (375,357)     (19,854)     (34,600)  (4,649,803)    (1,167,731)

--------------------------
   INVESCO OPPENHEIMER
    V.I. MAIN STREET
  SMALL CAP FUND(R) --
    SERIES II SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


  $(340,964)   $(482,797)
    403,645      194,414
  4,704,240    3,861,143
    381,860    2,759,471
  5,148,781    6,332,231

     45,343      197,125
 (2,580,960)  (2,619,339)
   (195,319)    (210,618)
 (2,855,308)  (1,523,058)
 (5,586,244)  (4,155,890)
   (437,463)   2,176,341
 29,674,934   27,498,593
$29,237,471  $29,674,934

    278,953      164,776
   (447,225)    (321,224)

   (168,272)    (156,448)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                         -----------------------------------------------------------------------------
                                            INVESCO OPPENHEIMER
                                             V.I. TOTAL RETURN       INVESCO V.I. AMERICAN     INVESCO V.I. AMERICAN
                                               BOND FUND --            FRANCHISE FUND --         FRANCHISE FUND --
                                              SERIES I SHARES           SERIES I SHARES          SERIES II SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $134,930     $160,920    $(320,551)   $(299,562)    $(73,028)    $(79,488)
Net realized gain (loss) on investments       27,108      (85,620)     748,574      282,871      829,661      610,523
Change in unrealized appreciation
(depreciation) on investments                502,042      547,390    5,005,443    2,572,726      524,941      247,077
Capital gain distributions                        --           --    1,539,947    3,115,377      344,680      710,919
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   664,080      622,690    6,973,413    5,671,412    1,626,254    1,489,031

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  32,938        2,400      318,780      456,438           --           --
Transfers for contract benefits and
terminations                              (1,118,332)    (822,602)  (1,443,006)  (1,393,486)  (1,187,104)    (838,774)
Administrative expenses                      (12,096)     (12,690)    (102,957)     (90,850)     (17,195)     (18,127)
Transfers between subaccounts
(including fixed account), net               489,253      350,684   (5,266,330)   4,071,598     (275,973)     (17,689)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (608,237)    (482,208)  (6,493,513)   3,043,700   (1,480,272)    (874,590)
INCREASE (DECREASE) IN NET ASSETS             55,843      140,482      479,900    8,715,112      145,982      614,441
Net assets at beginning of year            8,234,298    8,093,816   23,899,775   15,184,663    5,082,002    4,467,561
Net assets at end of year                 $8,290,141   $8,234,298  $24,379,675  $23,899,775   $5,227,984   $5,082,002

CHANGE IN UNITS (NOTE 5):
Units purchased                               61,874       42,408       53,507      260,165       28,609       27,456
Units redeemed                               (86,047)     (67,324)    (332,241)    (111,789)     (75,302)     (56,416)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS
WITH CONTRACT OWNERS                         (24,173)     (24,916)    (278,734)     148,376      (46,693)     (28,960)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
---------------------------------------------------------------------------------------------------------

      INVESCO V.I.              INVESCO V.I. CORE        INVESCO V.I. EQUITY    INVESCO V.I. GLOBAL REAL
    COMSTOCK FUND --             EQUITY FUND --          AND INCOME FUND --          ESTATE FUND --
    SERIES II SHARES             SERIES I SHARES          SERIES II SHARES          SERIES II SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020           2019         2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------


   $106,671        $26,345    $(827,318)   $(802,586)     $48,070      $70,887      $5,480       $3,189
   (448,314)       370,527   (1,342,102)    (506,937)    (134,232)     210,908      (3,887)       4,371
 (1,073,073)     1,420,044       17,367   13,837,659      423,897    1,415,884     (29,551)      31,677
    499,459      2,992,047    1,327,785   11,191,306      746,288    1,295,335       5,463          242
   (915,257)     4,808,963     (824,268)  23,719,442    1,084,023    2,993,014     (22,495)      39,479

     16,250        119,773       40,291       75,718          200       52,332          --           --
 (1,572,835)    (1,862,097)  (4,717,395) (11,522,231)  (1,382,591)  (1,604,537)    (16,563)     (17,937)
    (90,383)      (108,735)    (507,356)    (943,786)    (133,365)    (138,908)       (293)        (318)
   (716,204)    (1,053,878) (86,703,324)  (8,356,946)  (1,173,731)     (15,606)     16,937      (12,170)
 (2,363,172)    (2,904,937) (91,887,784) (20,747,245)  (2,689,487)  (1,706,719)         81      (30,425)
 (3,278,429)     1,904,026  (92,712,052)   2,972,197   (1,605,464)   1,286,295     (22,414)       9,054
 23,830,155     21,926,129   98,305,382   95,333,185   18,863,440   17,577,145     211,193      202,139
$20,551,726    $23,830,155   $5,593,330  $98,305,382  $17,257,976  $18,863,440    $188,779     $211,193

    135,981         36,711      580,966      532,370      148,253      141,446       5,835        1,708
   (234,829)      (158,050)  (5,809,821)  (1,731,254)    (315,870)    (234,739)     (4,984)      (3,626)
    (98,848)      (121,339)  (5,228,855)  (1,198,884)    (167,617)     (93,293)        851       (1,918)

--------------------------

 INVESCO V.I. GOVERNMENT
   SECURITIES FUND --
     SERIES I SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


    $--           $(10)
     --            (29)
     --            145
     --             --
     --            106

     --             --
     --         (2,924)
     --             --
     --              1
     --         (2,923)
     --         (2,817)
     --          2,817
    $--            $--

     --             --
     --           (165)
     --           (165)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                         -----------------------------------------------------------------------------
                                               INVESCO V.I.
                                               INTERNATIONAL             INVESCO V.I.           INVESCO V.I. VALUE
                                              GROWTH FUND --          TECHNOLOGY FUND --       OPPORTUNITIES FUND --
                                             SERIES II SHARES           SERIES I SHARES          SERIES II SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)            $(189,193)   $(180,256)     $--           $(43)      $(51,577)    $(65,712)
Net realized gain (loss) on investments    2,495,730    1,164,192       --          2,012       (327,689)    (117,817)
Change in unrealized appreciation
(depreciation) on investments             (2,636,159)   6,243,126       --          2,252        397,832      341,876
Capital gain distributions                   262,606    2,726,332       --             --        162,362      878,004
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   (67,016)   9,953,394       --          4,221        180,928    1,036,351

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  17,157       78,437       --             --          3,814        1,320
Transfers for contract benefits and
terminations                              (2,071,570)  (4,419,494)      --             --       (328,483)    (455,929)
Administrative expenses                     (211,654)    (349,805)      --             --        (11,768)     (14,773)
Transfers between subaccounts
(including fixed account), net           (27,283,690)  (3,947,650)      --        (36,919)      (115,324)     (63,605)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                     (29,549,757)  (8,638,512)      --        (36,919)      (451,761)    (532,987)
INCREASE (DECREASE) IN NET ASSETS        (29,616,773)   1,314,882       --        (32,698)      (270,833)     503,364
Net assets at beginning of year           42,257,378   40,942,496       --         32,698      4,324,424    3,821,060
Net assets at end of year                $12,640,605  $42,257,378      $--            $--     $4,053,591   $4,324,424

CHANGE IN UNITS (NOTE 5):
Units purchased                              306,404      238,464       --             --         32,377       12,221
Units redeemed                            (2,522,907)    (860,415)      --         (4,514)       (52,601)     (40,509)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS
WITH CONTRACT OWNERS                      (2,216,503)    (621,951)      --         (4,514)       (20,224)     (28,288)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

    AMERICAN CENTURY
VARIABLE PORTFOLIOS II, INC.                               AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------

      VP INFLATION                VP DISCIPLINED
       PROTECTION                   CORE VALUE             VP INTERNATIONAL             VP ULTRA(R)
    FUND -- CLASS II              FUND -- CLASS I           FUND -- CLASS I           FUND -- CLASS I
-----------------------------------------------------------------------------------------------------------
 YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020           2019          2020         2019         2020         2019         2020         2019
-----------------------------------------------------------------------------------------------------------


  $(145,524)      $196,024         $329         $773      $(7,252)     $(4,701)     $(2,082)      $(763)
    853,052       (195,627)       8,597        4,746       36,099       10,715       12,711       4,106
  1,171,533      2,521,781       48,627       32,343       86,673       89,521       35,775       3,630
         --             --       16,232       29,501        7,770       28,437        4,350       4,440
  1,879,061      2,522,178       73,785       67,363      123,290      123,972       50,754      11,413

     14,402         28,467           --           --           --           --           --          --
 (2,471,992)    (4,191,895)     (36,740)     (28,154)     (48,925)     (44,413)     (10,105)     (2,266)
   (242,833)      (341,131)        (440)        (356)        (989)      (1,135)        (325)       (265)
(17,910,358)     1,148,725      258,676      (29,279)      28,225      (56,156)     121,956      (9,530)
(20,610,781)    (3,355,834)     221,496      (57,789)     (21,689)    (101,704)     111,526     (12,061)
(18,731,720)      (833,656)     295,281        9,574      101,601       22,268      162,280        (648)
 35,553,419     36,387,075      337,524      327,950      533,326      511,058       39,309      39,957
$16,821,699    $35,553,419     $632,805     $337,524     $634,927     $533,326     $201,589     $39,309

    514,640        539,644       20,221        1,618       14,437        1,933        5,603         171
 (2,155,346)      (810,557)      (8,179)      (4,200)     (13,734)      (7,951)      (2,062)       (613)

 (1,640,706)      (270,913)      12,042       (2,582)         703       (6,018)       3,541        (442)


--------------------------


        VP VALUE
     FUND -- CLASS I
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


     $480         $422
    1,433        1,312
   (4,903)       8,856
    1,552        3,701
   (1,438)      14,291

       --           --
     (866)        (955)
     (107)        (164)
   (3,360)      (1,810)
   (4,333)      (2,929)
   (5,771)      11,362
   69,412       58,050
  $63,641      $69,412

       95            4
     (259)        (103)

     (164)         (99)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                          BNY MELLON
                                         -----------------------------------------------------------------------------

                                                                           BNY MELLON                BNY MELLON
                                                BNY MELLON                 SUSTAINABLE                VARIABLE
                                                INVESTMENT                 U.S. EQUITY           INVESTMENT FUND --
                                         PORTFOLIOS --MIDCAP STOCK     PORTFOLIO, INC. --         GOVERNMENT MONEY
                                         PORTFOLIO --INITIAL SHARES      INITIAL SHARES           MARKET PORTFOLIO
                                         -------------------------  ------------------------- -------------------------
                                          YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020          2019         2020         2019         2020         2019
-----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)               $(544)       $(780)      $(33,366)     $(5,713)    $(20,039)        $147
Net realized gain (loss) on investments        (247)         350        244,116       10,231           --           --
Change in unrealized appreciation
(depreciation) on investments                 6,644        9,589      1,244,697    1,668,754           --           --
Capital gain distributions                       --        6,809         92,874      219,638           --           --
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    5,853       15,968      1,548,321    1,892,910      (20,039)         147

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  2,324           --        119,198           --       40,554           --
Transfers for contract benefits and
terminations                                 (4,102)      (4,731)    (1,111,148)     (42,073)  (1,573,958)  (1,136,481)
Administrative expenses                        (584)        (657)       (31,164)     (25,962)      (3,747)      (2,401)
Transfers between subaccounts
(including fixed account), net                    1           (1)        (1,166)      (1,614)   1,937,401    1,109,042
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                         (2,361)      (5,389)    (1,024,280)     (69,649)     400,250      (29,840)
INCREASE (DECREASE) IN NET ASSETS             3,492       10,579        524,041    1,823,261      380,211      (29,693)
Net assets at beginning of year              98,931       88,352      7,720,574    5,897,313    1,061,788    1,091,481
Net assets at end of year                  $102,423      $98,931     $8,244,615   $7,720,574   $1,441,999   $1,061,788

CHANGE IN UNITS (NOTE 5):
Units purchased                                  77           --          8,158          141      271,229      199,656
Units redeemed                                 (160)        (170)       (69,533)      (5,372)    (229,477)    (202,490)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH
CONTRACT OWNERS                                 (83)        (170)       (61,375)      (5,231)      41,752       (2,834)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                  BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------
                                                                                        BLACKROCK
        BLACKROCK                 BLACKROCK                                             LARGE CAP
        ADVANTAGE                   BASIC                    BLACKROCK                    FOCUS
    U.S. TOTAL MARKET               VALUE                GLOBAL ALLOCATION               GROWTH
      V.I. FUND --              V.I. FUND --               V.I. FUND --               V.I. FUND --
    CLASS III SHARES          CLASS III SHARES           CLASS III SHARES           CLASS III SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020          2019          2020         2019
----------------------------------------------------------------------------------------------------------


    $(2,519)     $23,922    $(166,247)    $106,688   $(1,195,316)  $(1,370,576)   $(137,131)   $(103,288)
    (60,617)     (44,773)  (3,755,509)     (67,377)    2,346,226       833,303      164,265       32,962
    324,967      504,769      642,189    3,245,778    19,249,199    23,304,853    2,300,186      881,050
    370,542      487,480      432,206    2,392,562    11,461,951     8,081,556      691,085      714,957
    632,373      971,398   (2,847,361)   5,677,651    31,862,060    30,849,136    3,018,405    1,525,681

      2,626       10,809       11,663       40,512        69,703       212,059       54,820        2,310
   (147,992)    (365,081)  (2,231,345)  (3,014,965)  (19,653,749)  (22,530,770)    (289,255)    (118,875)
    (16,627)     (17,570)    (151,563)    (259,532)   (1,719,193)   (1,828,232)     (36,188)     (25,509)
   (711,838)     (77,425) (17,746,717)    (456,099)  (14,300,625)  (12,991,465)   2,852,472      962,233
   (873,831)    (449,267) (20,117,962)  (3,690,084)  (35,603,864)  (37,138,408)   2,581,849      820,159
   (241,458)     522,131  (22,965,323)   1,987,567    (3,741,804)   (6,289,272)   5,600,254    2,345,840
  4,318,370    3,796,239   29,759,454   27,771,887   206,940,793   213,230,065    7,143,267    4,797,427
 $4,076,912   $4,318,370   $6,794,131  $29,759,454  $203,198,989  $206,940,793  $12,743,521   $7,143,267

      7,323       16,359      352,391      199,609       546,585       685,594       82,543       34,812
    (38,851)     (34,878)  (1,629,904)    (415,406)   (2,805,637)   (3,144,941)     (25,104)      (7,811)

    (31,528)     (18,519)  (1,277,513)    (215,797)   (2,259,052)   (2,459,347)      57,439       27,001

 COLUMBIA FUNDS VARIABLE
     SERIES TRUST II
--------------------------


       CTIVP/SM/ --
      LOOMIS SAYLES
      GROWTH FUND --
         CLASS 1
--------------------------
 YEAR ENDED    YEAR ENDED
DECEMBER 31,  DECEMBER 31,
    2020          2019
--------------------------


 $(1,137,062)   $(640,342)
   5,839,706    3,756,921
  15,016,336    6,998,778
          --           --
  19,718,980   10,115,357

      62,628       40,712
  (6,389,867)  (4,611,341)
    (601,571)    (308,495)
  62,216,888   (4,867,363)
  55,288,078   (9,746,487)
  75,007,058      368,870
  37,638,661   37,269,791
$112,645,719  $37,638,661

   4,093,409      184,139
  (1,134,432)    (802,213)

   2,958,977     (618,074)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          COLUMBIA FUNDS VARIABLE      DEUTSCHE DWS VARIABLE     DEUTSCHE DWS VARIABLE
                                         SERIES TRUST II (CONTINUED)         SERIES I                  SERIES II
                                         --------------------------- ------------------------- -------------------------
                                                 COLUMBIA
                                                 VARIABLE
                                                PORTFOLIO--                     DWS                       DWS
                                                 OVERSEAS                     CAPITAL                  CROCI(R)
                                               CORE FUND --                GROWTH VIP --              U.S. VIP --
                                                  CLASS 2                 CLASS B SHARES            CLASS B SHARES
                                         --------------------------- ------------------------- -------------------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020          2019          2020         2019         2020         2019
------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $(18,771)      $27,221      $(2,728)      $(106)      $(1,195)      $(118)
Net realized gain (loss) on investments     (157,144)       15,975        7,830       2,505          (228)        779
Change in unrealized appreciation
(depreciation) on investments                754,562       779,183       46,281      (1,012)        5,965       8,095
Capital gain distributions                   141,979     1,851,411           92       1,252         2,401       3,897
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   720,626     2,673,790       51,475       2,639         6,943      12,653

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                   6,370           175           --          --            --          --
Transfers for contract benefits and
terminations                              (1,541,062)     (995,890)     (15,689)    (10,714)       (9,856)     (1,906)
Administrative expenses                      (36,726)      (41,384)        (109)        (49)          (84)        (35)
Transfers between subaccounts
(including fixed account), net              (321,458)     (551,132)     280,002        (114)      152,677      (3,463)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (1,892,876)   (1,588,231)     264,204     (10,877)      142,737      (5,404)
INCREASE (DECREASE) IN NET ASSETS         (1,172,250)    1,085,559      315,679      (8,238)      149,680       7,249
Net assets at beginning of year           13,209,660    12,124,101        1,401       9,639        50,677      43,428
Net assets at end of year                $12,037,410   $13,209,660     $317,080      $1,401      $200,357     $50,677

CHANGE IN UNITS (NOTE 5):
Units purchased                              103,282        31,909       12,732          --        15,261         283
Units redeemed                              (263,759)     (172,755)      (2,908)       (445)       (3,474)       (654)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                      (160,477)     (140,846)       9,824        (445)       11,787        (371)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  DEUTSCHE DWS VARIABLE     EATON VANCE VARIABLE
  SERIES II (CONTINUED)             TRUST                                 FEDERATED HERMES INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------------------


           DWS                                              FEDERATED                 FEDERATED                 FEDERATED
      SMALL MID CAP                  VT              HERMES HIGH INCOME BOND   HERMES HIGH INCOME BOND       HERMES KAUFMANN
      VALUE VIP --              FLOATING-RATE              FUND II --                FUND II --                FUND II --
     CLASS B SHARES              INCOME FUND             PRIMARY SHARES            SERVICE SHARES            SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


     $(48)       $(142)      $654,560   $1,389,337     $336,037     $412,201     $389,510     $471,183    $(379,793)   $(285,406)
     (367)         (70)    (1,162,328)    (238,846)     (96,665)     (91,877)    (167,252)    (102,251)   1,243,778      981,316
     (550)       1,307         13,193    1,656,512       25,147      742,579       69,196      854,446    3,123,731    2,483,844
      839          779             --           --           --           --           --           --    1,757,699    1,788,827
     (126)       1,874       (494,575)   2,807,003      264,519    1,062,903      291,454    1,223,378    5,745,415    4,968,581

       --           --        459,633      449,045       46,358          365        2,245       22,798        5,068        5,205
     (475)        (476)    (3,655,676)  (5,277,735)    (798,411)  (1,345,424)    (983,797)  (1,397,669)  (2,509,021)  (1,823,526)
      (23)         (24)      (289,020)    (401,275)      (9,491)     (11,827)     (26,068)     (31,695)    (140,989)     (78,293)
      290          (47)   (11,727,676)  (5,365,463)    (267,095)     (86,099)    (565,493)    (295,370)  12,718,806   (1,667,627)
     (208)        (547)   (15,212,739) (10,595,428)  (1,028,639)  (1,442,985)  (1,573,113)  (1,701,936)  10,073,864   (3,564,241)
     (334)       1,327    (15,707,314)  (7,788,425)    (764,120)    (380,082)  (1,281,659)    (478,558)  15,819,279    1,404,340
   11,289        9,962     47,381,825   55,170,250    8,328,597    8,708,679    9,985,895   10,464,453   17,962,184   16,557,844
  $10,955      $11,289    $31,674,511  $47,381,825   $7,564,477   $8,328,597   $8,704,236   $9,985,895  $33,781,463  $17,962,184

       94           31        533,564      527,285        9,840       15,066       32,935       13,749      582,129       14,337
      (98)         (63)    (1,737,168)  (1,329,200)     (43,624)     (63,506)     (98,416)     (86,444)    (162,204)     (99,403)

       (4)         (32)    (1,203,604)    (801,915)     (33,784)     (48,440)     (65,481)     (72,695)     419,925      (85,066)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             FEDERATED HERMES
                                             INSURANCE SERIES
                                                (CONTINUED)           FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                         ------------------------- ---------------------------------------------------

                                             FEDERATED HERMES                 VIP                       VIP
                                            MANAGED VOLATILITY         ASSET MANAGER/SM/         ASSET MANAGER/SM/
                                                FUND II --               PORTFOLIO --              PORTFOLIO --
                                              PRIMARY SHARES             INITIAL CLASS            SERVICE CLASS 2
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $96,466      $56,425      $97,717     $184,348     $(27,833)    $(15,514)
Net realized gain (loss) on investments       88,099       67,347       82,536     (103,087)      30,651      (18,451)
Change in unrealized appreciation
(depreciation) on investments               (295,089)   1,442,558    3,936,923    4,144,422      535,576      550,102
Capital gain distributions                        --           --      477,563    1,611,678       66,920      219,699
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  (110,524)   1,566,330    4,594,739    5,837,361      605,314      735,836

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  36,917        5,033       14,970       16,023           --           --
Transfers for contract benefits and
terminations                              (1,396,391)  (1,012,546)  (3,024,285)  (3,860,074)    (325,405)    (355,508)
Administrative expenses                      (12,271)     (13,642)     (27,037)     (30,616)      (8,914)      (8,534)
Transfers between subaccounts
(including fixed account), net               125,417      568,158      110,746   (1,094,073)      73,835     (261,949)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (1,246,328)    (452,997)  (2,925,606)  (4,968,740)    (260,484)    (625,991)
INCREASE (DECREASE) IN NET ASSETS         (1,356,852)   1,113,333    1,669,133      868,621      344,830      109,845
Net assets at beginning of year            9,682,632    8,569,299   37,629,107   36,760,486    5,036,130    4,926,285
Net assets at end of year                 $8,325,780   $9,682,632  $39,298,240  $37,629,107   $5,380,960   $5,036,130

CHANGE IN UNITS (NOTE 5):
Units purchased                               38,357       48,832       12,528        3,844       17,060        7,134
Units redeemed                               (93,214)     (61,455)     (76,561)    (109,757)     (32,208)     (44,680)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (54,857)     (12,623)     (64,033)    (105,913)     (15,148)     (37,546)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------
                                                                                          VIP
           VIP                       VIP                        VIP                 DYNAMIC CAPITAL
        BALANCED                CONTRAFUND(R)              CONTRAFUND(R)             APPRECIATION
      PORTFOLIO --               PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
     SERVICE CLASS 2            INITIAL CLASS             SERVICE CLASS 2           SERVICE CLASS 2
---------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020          2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------


  $(380,464)   $(180,344)  $(1,202,787)   $(933,671) $(1,319,846) $(1,371,391)    $(29,975)    $(21,646)
  2,250,496    1,196,666     5,020,862    2,633,671    9,912,137    2,627,575       90,520       28,087
  9,596,306    8,195,793    21,795,335   11,747,152   12,907,686   12,116,578      474,387      135,404
    945,684    2,969,180       525,997   10,958,244      527,534   12,292,213       29,259      306,987
 12,412,022   12,181,295    26,139,407   24,405,396   22,027,511   25,664,975      564,191      448,832

    194,674      223,248        77,021       24,325      299,886      628,461          239          425
 (5,413,305)  (4,936,603)   (9,459,325) (11,480,026)  (8,118,177)  (9,608,527)    (256,613)    (262,600)
   (361,222)    (337,813)     (100,227)    (108,781)    (435,439)    (533,428)      (5,956)      (5,605)
  1,262,321    1,093,835    (2,803,684)  (1,481,570) (28,000,066) (13,657,573)      34,692      (17,236)
 (4,317,532)  (3,957,333)  (12,286,215) (13,046,052) (36,253,796) (23,171,067)    (227,638)    (285,016)
  8,094,490    8,223,962    13,853,192   11,359,344  (14,226,285)   2,493,908      336,553      163,816
 65,442,759   57,218,797    98,144,548   86,785,204   98,850,137   96,356,229    1,896,879    1,733,063
$73,537,249  $65,442,759  $111,997,740  $98,144,548  $84,623,852  $98,850,137   $2,233,432   $1,896,879

    518,697      431,753        49,923       59,936      213,064      213,361        5,184          715
   (724,048)    (602,229)     (234,962)    (294,205)  (1,573,387)  (1,078,293)     (10,299)      (9,387)

   (205,351)    (170,476)     (185,039)    (234,269)  (1,360,323)    (864,932)      (5,115)      (8,672)



--------------------------

           VIP
      EQUITY-INCOME
      PORTFOLIO --
      INITIAL CLASS
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


   $259,987     $425,954
   (101,392)     321,699
   (373,575)  10,769,029
  3,031,585    4,635,675
  2,816,605   16,152,357

    137,899       31,638
 (6,153,584)  (7,889,558)
    (58,211)     (69,137)
 (1,878,773)    (966,098)
 (7,952,669)  (8,893,155)
 (5,136,064)   7,259,202
 73,812,852   66,553,650
$68,676,788  $73,812,852

     46,397       26,753
   (187,174)    (193,003)

   (140,777)    (166,250)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                         --------------------------------------------------------------------------------

                                                                                 VIP                       VIP
                                                    VIP                    GROWTH & INCOME           GROWTH & INCOME
                                               EQUITY-INCOME                PORTFOLIO --              PORTFOLIO --
                                         PORTFOLIO -- SERVICE CLASS 2       INITIAL CLASS            SERVICE CLASS 2
                                         ---------------------------- ------------------------- -------------------------
                                          YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020           2019          2020         2019         2020         2019
-------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $353,304      $106,385       $98,887     $396,311      $53,481     $255,399
Net realized gain (loss) on investments       163,105       320,505       617,626      666,896     (325,228)     225,314
Change in unrealized appreciation
(depreciation) on investments               9,793,020     9,662,429      (918,101)   1,885,209     (279,880)   1,592,074
Capital gain distributions                  2,799,017     4,375,363       866,631    1,594,217      835,876    1,209,730
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                 13,108,446    14,464,682       665,043    4,542,633      284,249    3,282,517

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  109,584       252,708        16,689          720       30,989       37,290
Transfers for contract benefits and
terminations                               (8,855,602)   (6,704,400)   (1,659,214)  (2,653,073)  (1,366,388)  (1,256,035)
Administrative expenses                      (670,763)     (390,665)      (19,449)     (25,828)     (50,292)     (49,924)
Transfers between subaccounts
(including fixed account), net             66,861,836    (1,980,518)   (1,631,032)      37,813    2,353,945     (726,299)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                       57,445,055    (8,822,875)   (3,293,006)  (2,640,368)     968,254   (1,994,968)
INCREASE (DECREASE) IN NET ASSETS          70,553,501     5,641,807    (2,627,963)   1,902,265    1,252,503    1,287,549
Net assets at beginning of year            66,684,980    61,043,173    19,009,867   17,107,602   13,989,575   12,702,026
Net assets at end of year                $137,238,481   $66,684,980   $16,381,904  $19,009,867  $15,242,078  $13,989,575

CHANGE IN UNITS (NOTE 5):
Units purchased                             5,053,130       256,605        19,164       16,064      257,129       19,538
Units redeemed                             (1,251,674)     (734,882)     (123,603)    (113,251)    (231,298)    (116,079)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                      3,801,456      (478,277)     (104,439)     (97,187)      25,831      (96,541)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
           VIP                       VIP                                                                           VIP
         GROWTH                    GROWTH                      VIP                       VIP                   INVESTMENT
      OPPORTUNITIES             OPPORTUNITIES                GROWTH                    GROWTH                  GRADE BOND
      PORTFOLIO --              PORTFOLIO --              PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
      INITIAL CLASS            SERVICE CLASS 2            INITIAL CLASS            SERVICE CLASS 2           SERVICE CLASS 2
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


  $(225,090)   $(163,383)   $(657,424)   $(158,505)   $(835,159)   $(649,015)   $(283,707)   $(314,276)    $242,274     $574,374
  2,000,982    1,240,842    2,897,566      867,918    4,189,002    3,648,821    2,062,978      873,225      962,482      161,952
  5,806,524    1,795,078   19,357,208    1,214,127   14,015,759    9,837,353    2,594,916    3,820,186    3,482,725    4,918,319
    910,801    1,026,840    1,222,990      974,993    6,291,377    3,771,081    2,135,045    1,327,052       28,311           --
  8,493,217    3,899,377   22,820,340    2,898,533   23,660,979   16,608,240    6,509,232    5,706,187    4,715,792    5,654,645

     10,580           --       11,427        6,394       64,676        8,996       37,821      532,953       36,942       58,097
 (2,785,575)  (1,452,145)  (4,055,336)  (1,518,954)  (6,196,150)  (8,191,969)  (2,433,840)  (2,081,712)  (6,712,611)  (9,739,397)
    (12,725)     (11,020)    (330,930)     (40,284)     (47,985)     (50,926)     (51,479)     (70,043)    (692,209)    (740,247)
  2,795,853      291,347   57,863,214   (1,070,058)  (1,618,790)  (1,177,862)  (5,106,566)    (937,266)   1,049,872    3,984,113
      8,133   (1,171,818)  53,488,375   (2,622,902)  (7,798,249)  (9,411,761)  (7,554,064)  (2,556,068)  (6,318,006)  (6,437,434)
  8,501,350    2,727,559   76,308,715      275,631   15,862,730    7,196,479   (1,044,832)   3,150,119   (1,602,214)    (782,789)
 13,155,983   10,428,424    7,307,223    7,031,592   61,520,024   54,323,545   21,867,389   18,717,270   75,093,603   75,876,392
$21,657,333  $13,155,983  $83,615,938   $7,307,223  $77,382,754  $61,520,024  $20,822,557  $21,867,389  $73,491,389  $75,093,603

     77,204       79,560    1,864,658      181,840       25,302       14,063       41,657       49,699    1,368,842    1,216,420
    (99,266)    (113,944)    (475,752)    (255,230)    (115,674)    (156,353)    (293,155)    (173,749)  (1,851,551)  (1,686,316)

    (22,062)     (34,384)   1,388,906      (73,390)     (90,372)    (142,290)    (251,498)    (124,050)    (482,709)    (469,896)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                         -----------------------------------------------------------------------------

                                                    VIP                       VIP                       VIP
                                                  MID CAP                   MID CAP                  OVERSEAS
                                               PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
                                               INITIAL CLASS            SERVICE CLASS 2            INITIAL CLASS
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)               $(6)          $--      $(857,538)   $(974,053)  $(106,130)      $24,145
Net realized gain (loss) on investments         (1)          39     (2,342,418)    (865,913)     376,382      672,672
Change in unrealized appreciation
(depreciation) on investments                1,234          720      8,193,051    9,506,852    1,187,781    1,795,651
Capital gain distributions                      --        1,058             --   11,682,974       52,326      513,727
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   1,227        1,817      4,993,095   19,349,860    1,510,359    3,006,195

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                    --           --         40,554      627,269       39,957        3,920
Transfers for contract benefits and
terminations                                    --       (3,537)    (7,590,939) (11,473,266)  (1,183,717)  (3,597,837)
Administrative expenses                         --           --       (338,193)    (565,300)     (13,108)     (16,184)
Transfers between subaccounts
(including fixed account), net                   1            1    (38,876,173)  (3,089,991)    (229,159)    (364,250)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                             1       (3,536)   (46,764,751) (14,501,288)  (1,386,027)  (3,974,351)
INCREASE (DECREASE) IN NET ASSETS            1,228       (1,719)   (41,771,656)   4,848,572      124,332     (968,156)
Net assets at beginning of year              7,095        8,814     99,610,615   94,762,043   12,317,719   13,285,875
Net assets at end of year                   $8,323       $7,095    $57,838,959  $99,610,615  $12,442,051  $12,317,719

CHANGE IN UNITS (NOTE 5):
Units purchased                                 --           --        550,434      451,262       10,589       27,926
Units redeemed                                  --          (73)    (2,686,326)    (962,058)     (56,989)    (160,371)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                          --          (73)    (2,135,892)    (510,796)     (46,400)    (132,445)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS FUND
       (CONTINUED)                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------
                                                                                        FRANKLIN
           VIP                    FRANKLIN                   FRANKLIN                   LARGE CAP
    VALUE STRATEGIES             ALLOCATION                   INCOME                     GROWTH
      PORTFOLIO --               VIP FUND --                VIP FUND --                VIP FUND --
     SERVICE CLASS 2           CLASS 2 SHARES             CLASS 2 SHARES             CLASS 2 SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020          2019          2020         2019
----------------------------------------------------------------------------------------------------------


    $(9,837)     $(2,630)   $(199,974)    $898,102    $7,638,904    $8,088,254     $(3,793)     $(2,641)
    (26,007)     (40,574)  (2,281,845)  (1,232,665)   (2,694,716)    1,243,682      19,167        6,498
    104,118      423,280   (5,755,160)   5,520,651    (9,841,362)   17,490,422      53,905       21,984
    112,283      204,869   12,264,891    3,544,900       163,594     3,857,358      15,412       22,698
    180,557      584,945    4,027,912    8,730,988    (4,733,580)   30,679,716      84,691       48,539

         --       10,000        2,296      104,784       173,386        70,856          --           --
   (146,972)    (250,518)  (5,087,403)  (6,536,850)  (22,590,910)  (26,834,344)    (17,115)     (16,429)
     (5,999)      (6,446)    (372,756)    (409,934)     (983,829)   (1,082,709)       (639)        (757)
    387,487     (138,349)  (3,343,570)  (3,245,603)   (3,325,589)   (9,548,532)     92,752      (19,424)
    234,516     (385,313)  (8,801,433) (10,087,603)  (26,726,942)  (37,394,729)     74,998      (36,610)
    415,073      199,632   (4,773,521)  (1,356,615)  (31,460,522)   (6,715,013)    159,689       11,929
  2,180,107    1,980,475   51,619,662   52,976,277   228,613,470   235,328,483     171,988      160,059
 $2,595,180   $2,180,107  $46,846,141  $51,619,662  $197,152,948  $228,613,470    $331,677     $171,988

     24,667        6,096      202,366      265,357     1,121,677     1,127,366       6,257           41
    (14,197)     (24,077)    (861,739)  (1,030,937)   (2,779,874)   (3,235,632)     (3,057)      (1,358)

     10,470      (17,981)    (659,373)    (765,580)   (1,658,197)   (2,108,266)      3,200       (1,317)



--------------------------

        FRANKLIN
      MUTUAL SHARES
       VIP FUND --
     CLASS 2 SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


   $119,303      $21,638
   (141,594)     304,639
   (991,011)     785,145
    361,614    1,088,637
   (651,688)   2,200,059

     16,512       10,491
   (537,750)  (1,580,147)
    (54,773)     (65,663)
    (43,857)  (1,313,228)
   (619,868)  (2,948,547)
 (1,271,556)    (748,488)
 11,058,341   11,806,829
 $9,786,785  $11,058,341

     80,053       39,025
   (103,632)    (181,043)

    (23,579)    (142,018)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                               FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                                         -----------------------------------------------------------------------------

                                                 TEMPLETON                 TEMPLETON                 TEMPLETON
                                                  FOREIGN                   FOREIGN                 GLOBAL BOND
                                                VIP FUND --               VIP FUND --               VIP FUND --
                                              CLASS 1 SHARES            CLASS 2 SHARES            CLASS 1 SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $82,986      $24,983     $10,848        $(151)     $300,483     $296,594
Net realized gain (loss) on investments     (180,024)    (100,579)    (76,361)      (8,007)     (200,954)     (22,314)
Change in unrealized appreciation
(depreciation) on investments                (90,643)     577,049      (3,942)      60,639      (403,083)    (224,527)
Capital gain distributions                        --       51,429          --        5,956            --           --
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  (187,681)     552,882     (69,455)      58,437      (303,554)      49,753

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                   2,369        8,668       1,412           --         1,563          720
Transfers for contract benefits and
terminations                                (594,774)    (744,214)    (20,055)     (43,556)     (672,606)    (410,452)
Administrative expenses                       (7,447)      (9,572)       (735)      (1,134)       (6,576)      (7,879)
Transfers between subaccounts
(including fixed account), net               (18,541)    (220,318)   (299,365)        (919)     (286,602)     (97,727)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (618,393)    (965,436)   (318,743)     (45,609)     (964,221)    (515,338)
INCREASE (DECREASE) IN NET ASSETS           (806,074)    (412,554)   (388,198)      12,828    (1,267,775)    (465,585)
Net assets at beginning of year            4,986,774    5,399,328     574,277      561,449     4,922,719    5,388,304
Net assets at end of year                 $4,180,700   $4,986,774    $186,079     $574,277    $3,654,944   $4,922,719

CHANGE IN UNITS (NOTE 5):
Units purchased                               21,030       20,241       9,448        6,563        11,690        3,893
Units redeemed                               (68,234)     (88,448)    (39,401)      (9,490)      (65,920)     (31,729)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (47,204)     (68,207)    (29,953)      (2,927)      (54,230)     (27,836)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

   FRANKLIN TEMPLETON
   VARIABLE INSURANCE
PRODUCTS TRUST (CONTINUED)                     GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------

        TEMPLETON                 GOLDMAN SACHS              GOLDMAN SACHS             GOLDMAN SACHS
         GROWTH                 GOVERNMENT MONEY               LARGE CAP                  MID CAP
       VIP FUND --               MARKET FUND --              VALUE FUND --             VALUE FUND --
     CLASS 2 SHARES              SERVICE SHARES          INSTITUTIONAL SHARES      INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------
 YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020          2019         2020          2019          2020         2019         2020         2019
-----------------------------------------------------------------------------------------------------------


    $91,730       $91,651   $(1,722,922)     $329,139      $(1,044)      $2,020    $(232,070)   $(228,182)
   (335,398)     (301,353)           --            --     (157,628)    (132,069)     (35,720)     110,414
    432,188      (306,649)           --            --      205,789    1,188,719    1,538,064    7,204,390
         --     1,391,057            --            --       99,855      208,559      436,812    1,147,056
    188,520       874,706    (1,722,922)      329,139      146,972    1,267,229    1,707,086    8,233,678

     17,450        13,700     1,089,768       395,665        4,321        1,947       18,205        1,600
   (211,461)   (1,004,398) (103,781,790)  (99,396,416)    (458,066)    (585,471)  (2,829,111)  (4,434,132)
    (39,830)      (45,259)     (383,849)     (332,792)      (7,417)      (9,361)     (42,676)     (54,574)
   (681,309)     (161,099)  121,855,233    84,813,444      132,346     (111,410)    (638,433)  (1,177,042)
   (915,150)   (1,197,056)   18,779,362   (14,520,099)    (328,816)    (704,295)  (3,492,015)  (5,664,148)
   (726,630)     (322,350)   17,056,440   (14,190,960)    (181,844)     562,934   (1,784,929)   2,569,530
  7,033,899     7,356,249   112,712,157   126,903,117    6,049,414    5,486,480   32,551,855   29,982,325
 $6,307,269    $7,033,899  $129,768,597  $112,712,157   $5,867,570   $6,049,414  $30,766,926  $32,551,855

     49,848        69,727    19,763,166    15,903,517       23,859        4,358       28,948       32,204
   (127,304)     (175,261)  (17,741,224)  (17,485,615)     (39,450)     (41,345)    (114,356)    (170,424)

    (77,456)     (105,534)    2,021,942    (1,582,098)     (15,591)     (36,987)     (85,408)    (138,220)


JPMORGAN INSURANCE TRUST
-------------------------
        JPMORGAN
     INSURANCE TRUST
        CORE BOND
      PORTFOLIO --
         CLASS 1
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


       $561      $19,104
     50,114       (2,959)
     84,775      144,912
         --           --
    135,450      161,057

         --           --
   (198,305)    (242,484)
     (3,398)      (3,864)
   (137,222)       5,535
   (338,925)    (240,813)
   (203,475)     (79,756)
  2,579,187    2,658,943
 $2,375,712   $2,579,187

     50,918       34,124
    (72,179)     (50,479)

    (21,261)     (16,355)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             JPMORGAN INSURANCE TRUST (CONTINUED)
                                         -----------------------------------------------------------------------------

                                                 JPMORGAN                  JPMORGAN                  JPMORGAN
                                              INSURANCE TRUST           INSURANCE TRUST           INSURANCE TRUST
                                               MID CAP VALUE            SMALL CAP CORE              U.S. EQUITY
                                           PORTFOLIO -- CLASS 1      PORTFOLIO -- CLASS 1      PORTFOLIO -- CLASS 1
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)               $(287)       $(894)     $(1,384)    $(1,408)      $(12,730)    $(13,838)
Net realized gain (loss) on investments     (17,627)       5,238        3,944       2,510        125,908       65,738
Change in unrealized appreciation
(depreciation) on investments               (12,536)      49,153       28,114       7,424         53,085      204,553
Capital gain distributions                   19,798       23,049        5,788      11,285         77,969       95,254
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  (10,652)      76,546       36,462      19,811        244,232      351,707

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                     --           --           --          --          2,696           --
Transfers for contract benefits and
terminations                                (17,319)     (26,715)     (10,519)    (11,857)      (101,560)    (129,247)
Administrative expenses                        (436)        (519)        (100)        (95)        (1,629)      (1,766)
Transfers between subaccounts
(including fixed account), net              (85,254)     (38,935)      44,008      (8,055)      (349,336)    (166,593)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                       (103,009)     (66,169)      33,389     (20,007)      (449,829)    (297,606)
INCREASE (DECREASE) IN NET ASSETS          (113,661)      10,377       69,851        (196)      (205,597)      54,101
Net assets at beginning of year             342,206      331,829       92,598      92,794      1,351,144    1,297,043
Net assets at end of year                  $228,545     $342,206     $162,449     $92,598     $1,145,547   $1,351,144

CHANGE IN UNITS (NOTE 5):
Units purchased                               6,964        2,202        8,247       1,099          9,017        5,552
Units redeemed                              (12,863)      (5,344)      (4,939)     (1,918)       (22,151)     (16,449)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (5,899)      (3,142)       3,308        (819)       (13,134)     (10,897)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------

          JANUS                      JANUS                      JANUS                     JANUS
        HENDERSON                  HENDERSON                  HENDERSON                 HENDERSON
  BALANCED PORTFOLIO --      BALANCED PORTFOLIO --     ENTERPRISE PORTFOLIO --   ENTERPRISE PORTFOLIO --
  INSTITUTIONAL SHARES          SERVICE SHARES          INSTITUTIONAL SHARES         SERVICE SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020          2019          2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------


   $631,610     $308,790      $270,237     $(140,703)   $(566,819)   $(581,176)    $(77,138)    $(83,791)
  3,486,841    2,744,076     4,947,054     4,653,832    3,076,235    3,828,761      397,977      360,753
  2,987,255    7,605,029     5,007,105    11,092,841    1,584,474    7,262,018       98,905      944,878
    638,662    1,796,747       923,575     2,568,535    3,095,511    2,734,641      386,473      354,112
  7,744,368   12,454,642    11,147,971    18,174,505    7,189,401   13,244,244      806,217    1,575,952

    122,686       23,466       172,641       399,549       28,168        6,967        1,531          752
 (6,945,957)  (7,687,533)   (9,348,626)  (10,127,153)  (4,630,054)  (5,944,424)    (696,452)    (753,391)
    (69,045)     (81,072)     (466,310)     (478,442)     (45,886)     (55,268)      (8,807)     (10,067)
 (1,214,309)     163,058    (1,865,344)    3,120,414   (1,686,860)    (655,288)    (147,226)      29,100
 (8,106,625)  (7,582,081)  (11,507,639)   (7,085,632)  (6,334,632)  (6,648,013)    (850,954)    (733,606)
   (362,257)   4,872,561      (359,668)   11,088,873      854,769    6,596,231      (44,737)     842,346
 67,980,598   63,108,037   104,197,065    93,108,192   47,919,772   41,323,541    5,787,442    4,945,096
$67,618,341  $67,980,598  $103,837,397  $104,197,065  $48,774,541  $47,919,772   $5,742,705   $5,787,442

     77,455       54,506       394,683       674,814       17,030       33,873       10,397        5,334
   (248,503)    (223,061)     (823,196)     (869,175)    (113,554)    (140,471)     (56,271)     (40,102)

   (171,048)    (168,555)     (428,513)     (194,361)     (96,524)    (106,598)     (45,874)     (34,768)

--------------------------
          JANUS
        HENDERSON
      FLEXIBLE BOND
      PORTFOLIO --
  INSTITUTIONAL SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


   $132,109     $171,230
     48,331      (59,573)
    590,381      601,477
         --           --
    770,821      713,134

      2,425        1,236
 (1,429,575)  (1,182,332)
    (13,373)     (14,634)
    648,798      309,569
   (791,725)    (886,161)
    (20,904)    (173,027)
  9,257,345    9,430,372
 $9,236,441   $9,257,345

     38,278       35,981
    (71,186)     (71,885)

    (32,908)     (35,904)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                JANUS ASPEN SERIES (CONTINUED)
                                         -----------------------------------------------------------------------------
                                                                                                       JANUS
                                                   JANUS                     JANUS                   HENDERSON
                                                 HENDERSON                 HENDERSON              GLOBAL RESEARCH
                                            FORTY PORTFOLIO --        FORTY PORTFOLIO --           PORTFOLIO --
                                           INSTITUTIONAL SHARES         SERVICE SHARES         INSTITUTIONAL SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)            $(295,066)   $(476,815)   $(132,318)   $(188,990)   $(201,648)   $(158,745)
Net realized gain (loss) on investments    2,067,788    1,042,180      639,310      282,800    2,142,010    3,476,427
Change in unrealized appreciation
(depreciation) on investments              8,364,397    7,138,008    3,125,632    2,509,163    2,184,457    3,395,313
Capital gain distributions                 2,589,471    2,879,922    1,019,015    1,041,930    1,793,620    2,125,240
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                12,726,590   10,583,295    4,651,639    3,644,903    5,918,439    8,838,235

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  13,622        3,830       96,238        9,217       34,932        8,269
Transfers for contract benefits and
terminations                              (4,429,194)  (4,498,302)  (1,483,353)  (1,481,987)  (3,318,600)  (7,076,647)
Administrative expenses                      (41,354)     (45,726)     (45,011)     (42,942)     (30,105)     (35,986)
Transfers between subaccounts
(including fixed account), net              (745,926)    (554,627)    (290,566)     108,555     (444,607)    (745,101)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (5,202,852)  (5,094,825)  (1,722,692)  (1,407,157)  (3,758,380)  (7,849,465)
INCREASE (DECREASE) IN NET ASSETS          7,523,738    5,488,470    2,928,947    2,237,746    2,160,059      988,770
Net assets at beginning of year           37,120,665   31,632,195   13,296,382   11,058,636   36,410,011   35,421,241
Net assets at end of year                $44,644,403  $37,120,665  $16,225,329  $13,296,382  $38,570,070  $36,410,011

CHANGE IN UNITS (NOTE 5):
Units purchased                               34,200       20,071       37,770       46,540       25,926       16,869
Units redeemed                              (108,991)    (116,772)     (83,527)     (95,871)    (140,950)    (218,731)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (74,791)     (96,701)     (45,757)     (49,331)    (115,024)    (201,862)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 JANUS ASPEN SERIES (CONTINUED)
---------------------------------------------------------------------------------------------------------
                                      JANUS
          JANUS                     HENDERSON                   JANUS                     JANUS
        HENDERSON             GLOBAL TECHNOLOGY AND           HENDERSON                 HENDERSON
     GLOBAL RESEARCH         INNOVATION PORTFOLIO --    OVERSEAS PORTFOLIO --     OVERSEAS PORTFOLIO --
PORTFOLIO -- SERVICE SHARES      SERVICE SHARES         INSTITUTIONAL SHARES         SERVICE SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020          2019          2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------


   $(24,831)     $(19,937)    $(161,070)    $(94,397)    $(20,317)     $81,536      $(6,545)      $6,034
    168,809       205,437     1,382,872      555,276     (519,807)    (855,600)       3,628      (16,473)
    186,284       318,021     2,307,495    1,988,746    3,035,923    5,034,085      277,534      483,722
    149,755       181,071       939,627      617,155           --           --           --           --
    480,017       684,592     4,468,924    3,066,780    2,495,799    4,260,021      274,617      473,283

          3           306        19,645       11,819        5,295        2,436           --           --
   (338,181)     (397,246)   (1,294,730)    (955,639)  (1,273,539)  (2,118,912)    (257,804)    (166,138)
     (4,662)       (4,913)      (18,965)     (17,191)     (21,331)     (24,983)      (4,075)      (4,451)
    (16,052)      (60,185)     (270,224)      55,310     (568,436)    (621,928)      (1,050)     (34,661)
   (358,892)     (462,038)   (1,564,274)    (905,701)  (1,858,011)  (2,763,387)    (262,929)    (205,250)
    121,125       222,554     2,904,650    2,161,079      637,788    1,496,634       11,688      268,033
  2,942,826     2,720,272     9,593,171    7,432,092   19,830,655   18,334,021    2,286,672    2,018,639
 $3,063,951    $2,942,826   $12,497,821   $9,593,171  $20,468,443  $19,830,655   $2,298,360   $2,286,672

      2,533         2,389        97,521       30,278       25,750       14,323       17,757          215
    (31,969)      (42,387)     (162,691)     (85,981)     (88,468)    (110,196)     (37,111)     (15,305)
    (29,436)      (39,998)      (65,170)     (55,703)     (62,718)     (95,873)     (19,354)     (15,090)

--------------------------

          JANUS
        HENDERSON
  RESEARCH PORTFOLIO --
  INSTITUTIONAL SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


  $(362,530)   $(372,085)
  2,132,907    2,407,259
  6,625,426    5,085,572
  3,350,410    4,027,207
 11,746,213   11,147,953

     18,070        6,563
 (3,619,223)  (5,705,893)
    (40,158)     (44,349)
 (1,150,494)    (698,311)
 (4,791,805)  (6,441,990)
  6,954,408    4,705,963
 40,525,890   35,819,927
$47,480,298  $40,525,890

     14,797       41,745
   (113,416)    (219,612)
    (98,619)    (177,867)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            JANUS ASPEN SERIES
                                                (CONTINUED)             LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                         ------------------------- ---------------------------------------------------
                                                   JANUS                  CLEARBRIDGE               CLEARBRIDGE
                                                 HENDERSON            VARIABLE AGGRESSIVE        VARIABLE DIVIDEND
                                           RESEARCH PORTFOLIO --      GROWTH PORTFOLIO --      STRATEGY PORTFOLIO --
                                              SERVICE SHARES               CLASS II                   CLASS I
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $(38,177)    $(38,332)    $(54,438)    $(46,370)     $(2,481)        $275
Net realized gain (loss) on investments      327,625      171,395       81,984        5,828      160,856      286,559
Change in unrealized appreciation
(depreciation) on investments                307,844      409,514      302,240    1,061,287      (17,590)     468,381
Capital gain distributions                   271,600      322,184      510,234      101,053       33,647      310,159
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   868,892      864,761      840,020    1,121,798      174,432    1,065,374

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                       3           --           90       12,047        1,505        2,000
Transfers for contract benefits and
terminations                                (569,507)    (427,094)    (364,890)    (457,509)    (531,617)    (561,929)
Administrative expenses                       (4,709)      (4,492)     (22,126)     (22,349)      (6,424)      (7,079)
Transfers between subaccounts
(including fixed account), net               (64,126)      (5,364)    (242,518)    (108,763)      76,731      (27,486)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (638,339)    (436,950)    (629,444)    (576,574)    (459,805)    (594,494)
INCREASE (DECREASE) IN NET ASSETS            230,553      427,811      210,576      545,224     (285,373)     470,880
Net assets at beginning of year            3,178,647    2,750,836    5,773,923    5,228,699    4,357,247    3,886,367
Net assets at end of year                 $3,409,200   $3,178,647   $5,984,499   $5,773,923   $4,071,874   $4,357,247

CHANGE IN UNITS (NOTE 5):
Units purchased                               12,725        4,578        8,276       10,028       15,053       23,004
Units redeemed                               (44,305)     (32,977)     (26,777)     (28,869)     (38,728)     (54,347)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (31,580)     (28,399)     (18,501)     (18,841)     (23,675)     (31,343)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)
------------------------------------------------------
       CLEARBRIDGE                 CLEARBRIDGE
    VARIABLE DIVIDEND          VARIABLE LARGE CAP
  STRATEGY PORTFOLIO --        VALUE PORTFOLIO --
        CLASS II                     CLASS I
------------------------------------------------------
 YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020           2019         2020         2019
------------------------------------------------------


   $(36,645)      $(40,026)    $(23,420)     $23,204
    647,556        468,564       90,276      257,313
   (610,744)       984,471   (1,118,490)   2,102,031
     40,185        568,550    1,383,122      862,886
     40,352      1,981,559      331,488    3,245,434

      1,150        200,688        9,152       23,537
   (631,317)      (773,530)  (1,228,901)  (1,428,596)
     (9,318)       (22,409)     (28,462)     (31,349)
 (2,720,450)    (1,007,651)    (143,221)     352,503
 (3,359,935)    (1,602,902)  (1,391,432)  (1,083,905)
 (3,319,583)       378,657   (1,059,944)   2,161,529
  7,827,152      7,448,495   14,896,293   12,734,764
 $4,507,569     $7,827,152  $13,836,349  $14,896,293

     29,496         21,008       27,723       64,210
   (195,165)      (107,951)     (88,276)    (111,792)

   (165,669)       (86,943)     (60,553)     (47,582)

                       MFS(R) VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------
         MFS(R)                    MFS(R)                    MFS(R)
     INVESTORS TRUST            NEW DISCOVERY             TOTAL RETURN
    SERIES -- SERVICE         SERIES -- SERVICE         SERIES -- SERVICE
      CLASS SHARES              CLASS SHARES              CLASS SHARES
-----------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019
-----------------------------------------------------------------------------


   $(51,567)    $(52,435)   $(280,195)   $(250,647)     $59,563      $79,573
    174,783      303,248      240,332      254,939      637,310      869,494
    266,112      709,288    5,304,455    1,450,387      694,008    4,425,727
    142,006      285,470    1,953,595    3,409,179      949,165    1,044,276
    531,334    1,245,571    7,218,187    4,863,858    2,340,046    6,419,070

      2,108        2,545      133,844      160,890       23,281      249,751
   (493,982)    (665,326)  (1,498,292)  (1,325,746)  (3,196,566)  (3,811,931)
     (9,578)     (10,585)     (55,778)     (47,671)    (178,840)    (199,767)
    (12,339)    (344,720)    (843,313)   3,663,072     (862,163)  (1,679,569)
   (513,791)  (1,018,086)  (2,263,539)   2,450,545   (4,214,288)  (5,441,516)
     17,543      227,485    4,954,648    7,314,403   (1,874,242)     977,554
  4,994,591    4,767,106   18,400,607   11,086,204   38,895,834   37,918,280
 $5,012,134   $4,994,591  $23,355,255  $18,400,607  $37,021,592  $38,895,834

        983        3,630       27,458      162,409      167,265      208,126
    (21,639)     (51,154)     (97,421)     (96,150)    (417,058)    (504,448)

    (20,656)     (47,524)     (69,963)      66,259     (249,793)    (296,322)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         MFS(R) VARIABLE INSURANCE
                                             TRUST (CONTINUED)             MFS(R) VARIABLE INSURANCE TRUST II
                                         ------------------------- ---------------------------------------------------
                                                                                                      MFS(R)
                                                  MFS(R)                    MFS(R)                 MASSACHUSETTS
                                                 UTILITIES                  INCOME            INVESTORS GROWTH STOCK
                                             SERIES -- SERVICE       PORTFOLIO -- SERVICE      PORTFOLIO -- SERVICE
                                               CLASS SHARES              CLASS SHARES              CLASS SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $72,830     $294,603       $494         $525       $(84,649)    $(83,367)
Net realized gain (loss) on investments      313,300      650,865         22           96        389,299      196,372
Change in unrealized appreciation
(depreciation) on investments               (394,583)   1,805,778      1,235        1,882        302,905    1,474,719
Capital gain distributions                   297,067       40,010         --           --        602,288      531,235
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   288,614    2,791,256      1,751        2,503      1,209,843    2,118,959

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                   1,526        1,715         --           --          7,969        4,300
Transfers for contract benefits and
terminations                                (925,284)  (1,915,282)        --           --       (595,982)    (617,163)
Administrative expenses                      (30,608)     (39,599)      (140)        (137)       (12,095)     (13,153)
Transfers between subaccounts
(including fixed account), net              (868,791)    (596,633)       326       (4,544)      (561,239)    (682,493)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (1,823,157)  (2,549,799)       186       (4,681)    (1,161,347)  (1,308,509)
INCREASE (DECREASE) IN NET ASSETS         (1,534,543)     241,457      1,937       (2,178)        48,496      810,450
Net assets at beginning of year           13,257,552   13,016,095     23,568       25,746      6,771,791    5,961,341
Net assets at end of year                $11,723,009  $13,257,552    $25,505      $23,568     $6,820,287   $6,771,791

CHANGE IN UNITS (NOTE 5):
Units purchased                               14,440       28,656         76           35         11,615       20,082
Units redeemed                               (69,921)    (110,570)       (63)        (433)       (75,475)    (102,036)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (55,481)     (81,914)        13         (398)       (63,860)     (81,954)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                 PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
                                                          INTERNATIONAL               LONG-TERM
                                 HIGH YIELD              BOND PORTFOLIO            U.S. GOVERNMENT            LOW DURATION
        ALL ASSET               PORTFOLIO --         (U.S. DOLLAR HEDGED) --        PORTFOLIO --              PORTFOLIO --
  PORTFOLIO -- ADVISOR         ADMINISTRATIVE            ADMINISTRATIVE            ADMINISTRATIVE            ADMINISTRATIVE
      CLASS SHARES              CLASS SHARES              CLASS SHARES              CLASS SHARES              CLASS SHARES
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


   $144,594      $65,105   $1,192,849   $1,435,536      $80,359       $4,324      $(5,693)    $141,824    $(399,070)    $457,471
    (62,004)     (17,031)    (109,421)      81,256       15,350       35,950    3,042,219      535,659      (21,540)    (126,247)
    136,819      507,436     (137,292)   3,638,381      (29,458)      55,803    1,737,932    3,520,084      888,314      649,153
         --           --           --           --           --       14,188      313,868           --           --           --
    219,409      555,510      946,136    5,155,173       66,251      110,265    5,088,326    4,197,567      467,704      980,377

         14        2,067       85,215       30,201           --           18       66,058       73,814       59,659       69,759
   (483,003)    (593,857)  (3,765,994)  (5,019,216)    (239,240)    (430,051)  (4,368,808)  (4,562,276)  (6,219,801)  (4,683,465)
    (18,981)     (23,437)    (250,601)    (296,397)      (3,667)      (4,353)    (348,931)    (279,724)    (518,916)    (349,299)
   (418,741)    (724,312) (11,818,397)   5,985,277       (5,649)       9,363   12,266,596    4,463,271   51,156,495    1,729,897
   (920,711)  (1,339,539) (15,749,777)     699,865     (248,556)    (425,023)   7,614,915     (304,915)  44,477,437   (3,233,108)
   (701,302)    (784,029) (14,803,641)   5,855,038     (182,305)    (314,758)  12,703,241    3,892,652   44,945,141   (2,252,731)
  5,118,159    5,902,188   46,333,659   40,478,621    1,851,318    2,166,076   38,539,041   34,646,389   41,893,071   44,145,802
 $4,416,857   $5,118,159  $31,530,018  $46,333,659   $1,669,013   $1,851,318  $51,242,282  $38,539,041  $86,838,212  $41,893,071

     12,464       10,815      272,283      579,536        2,838        4,097    1,196,635      719,325    5,336,657      770,693
    (74,596)     (98,599)  (1,139,047)    (493,473)     (14,574)     (24,859)    (834,297)    (678,876)  (1,534,498)  (1,039,398)

    (62,132)     (87,784)    (866,764)      86,063      (11,736)     (20,762)     362,338       40,449    3,802,159     (268,705)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               PIMCO VARIABLE                                    STATE STREET VARIABLE
                                               INSURANCE TRUST                                  INSURANCE SERIES FUNDS,
                                                 (CONTINUED)           RYDEX VARIABLE TRUST              INC.
                                         --------------------------- ------------------------- -------------------------
                                                    TOTAL
                                                   RETURN
                                                PORTFOLIO --                                            INCOME
                                               ADMINISTRATIVE                NASDAQ --              V.I.S. FUND --
                                                CLASS SHARES                100(R) FUND             CLASS 1 SHARES
                                         --------------------------- ------------------------- -------------------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020          2019          2020         2019         2020         2019
------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $744,205    $2,271,200     $(73,060)    $(67,307)    $125,053    $(198,917)
Net realized gain (loss) on investments     1,705,942      (322,009)     273,658      132,907      194,418        9,717
Change in unrealized appreciation
(depreciation) on investments               5,645,600     8,811,657    1,256,084    1,223,706      364,452    1,232,237
Capital gain distributions                  1,683,828            --      696,325      112,927       43,770           --
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  9,779,575    10,760,848    2,153,007    1,402,233      727,693    1,043,037

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  108,872       190,482           --       23,800        4,482       22,024
Transfers for contract benefits and
terminations                              (14,812,664)  (18,846,058)    (350,302)    (279,604)  (1,621,377)  (1,732,426)
Administrative expenses                      (968,636)   (1,117,888)     (20,509)     (15,943)     (42,338)     (47,156)
Transfers between subaccounts
(including fixed account), net             (8,196,370)     (220,079)     (97,388)     137,196    1,229,936     (464,956)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (23,868,798)  (19,993,543)    (468,199)    (134,551)    (429,297)  (2,222,514)
INCREASE (DECREASE) IN NET ASSETS         (14,089,223)   (9,232,695)   1,684,808    1,267,682      298,396   (1,179,477)
Net assets at beginning of year           156,073,379   165,306,074    5,360,936    4,093,254   14,602,964   15,782,441
Net assets at end of year                $141,984,156  $156,073,379   $7,045,744   $5,360,936  $14,901,360  $14,602,964

CHANGE IN UNITS (NOTE 5):
Units purchased                             1,840,679     1,740,760       14,939       20,082      161,637       32,438
Units redeemed                             (3,311,772)   (2,949,377)     (33,076)     (22,217)    (197,901)    (179,286)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                     (1,471,093)   (1,208,617)     (18,137)      (2,135)     (36,264)    (146,848)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                   STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. (CONTINUED)
---------------------------------------------------------------------------------------------------------
         PREMIER
         GROWTH                  REAL ESTATE                S&P 500(R)                  SMALL-CAP
         EQUITY                  SECURITIES                    INDEX                     EQUITY
     V.I.S. FUND --            V.I.S. FUND --             V.I.S. FUND --             V.I.S. FUND --
     CLASS 1 SHARES            CLASS 1 SHARES             CLASS 1 SHARES             CLASS 1 SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020          2019          2020         2019
----------------------------------------------------------------------------------------------------------


  $(434,576)   $(418,555)   $(394,175)    $(97,055)     $309,228     $(241,260)   $(369,986)   $(431,289)
  1,317,802      624,637   (1,093,949)     282,494     9,650,183     8,056,833     (867,785)    (127,040)
  4,333,154    4,754,489   (1,525,878)   6,374,008    (1,659,718)   20,043,457    3,381,797    4,549,053
  2,802,061    3,252,046      498,643    2,934,009    10,890,636     8,318,067      803,829    2,034,764
  8,018,441    8,212,617   (2,515,359)   9,493,456    19,190,329    36,177,097    2,947,855    6,025,488

     95,296       18,064       14,428       38,814       702,643       459,638       21,357       28,227
 (2,868,537)  (2,631,972)  (3,660,175)  (4,293,387)  (13,206,548)  (14,444,531)  (1,950,913)  (2,927,403)
    (61,948)     (61,982)    (190,993)    (215,005)     (285,649)     (305,423)     (66,325)     (79,358)
 (2,616,423)  (1,017,931)    (315,617)  (1,233,503)  (11,517,048)   (1,038,770)    (141,910)    (884,183)
 (5,451,612)  (3,693,821)  (4,152,357)  (5,703,081)  (24,306,602)  (15,329,086)  (2,137,791)  (3,862,717)
  2,566,829    4,518,796   (6,667,716)   3,790,375    (5,116,273)   20,848,011      810,064    2,162,771
 29,439,040   24,920,244   44,195,430   40,405,055   151,070,693   130,222,682   28,348,930   26,186,159
$32,005,869  $29,439,040  $37,527,714  $44,195,430  $145,954,420  $151,070,693  $29,158,994  $28,348,930

     23,632       17,942      316,631      176,439       206,160       288,608       90,435       29,180
   (184,997)    (157,831)    (355,530)    (342,450)   (1,070,396)     (751,938)    (158,348)    (139,093)

   (161,365)    (139,889)     (38,899)    (166,011)     (864,236)     (463,330)     (67,913)    (109,913)


----------------------------

           TOTAL
          RETURN
      V.I.S. FUND --
      CLASS 1 SHARES
---------------------------
 YEAR ENDED    YEAR ENDED
DECEMBER 31,  DECEMBER 31,
    2020          2019
---------------------------


  $1,923,194    $4,980,412
 (11,645,024)  (11,588,647)
  39,802,574   103,665,993
          --            --
  30,080,744    97,057,758

   3,438,231     3,970,654
 (48,639,667)  (67,636,442)
    (275,638)     (328,565)
  (5,518,712)   (3,167,612)
 (50,995,786)  (67,161,965)
 (20,915,042)   29,895,793
 751,079,170   721,183,377
$730,164,128  $751,079,170

   3,101,788     1,847,735
  (5,895,331)   (5,578,317)

  (2,793,543)   (3,730,582)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
                                                              (CONTINUED)                        THE ALGER PORTFOLIOS
                                         ----------------------------------------------------- -------------------------
                                                                                                         ALGER
                                                    TOTAL                      U.S.                    LARGE CAP
                                                   RETURN                     EQUITY                    GROWTH
                                               V.I.S. FUND --             V.I.S. FUND --             PORTFOLIO --
                                               CLASS 3 SHARES             CLASS 1 SHARES           CLASS I-2 SHARES
                                         --------------------------- ------------------------- -------------------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020          2019          2020         2019         2020         2019
------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)           $(1,237,022)     $372,617    $(206,848)   $(187,337)   $(381,134)   $(388,174)
Net realized gain (loss) on investments    (7,613,364)   (8,287,842)     591,662      647,572    2,006,318      981,911
Change in unrealized appreciation
(depreciation) on investments              22,383,553    67,279,342    1,929,663    3,746,647    9,061,938    4,880,665
Capital gain distributions                         --            --    1,597,555    1,235,374    4,903,568      477,611
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                 13,533,167    59,364,117    3,912,032    5,442,256   15,590,690    5,952,013

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  462,677       760,970        7,485       11,657       25,959        4,510
Transfers for contract benefits and
terminations                              (42,488,632)  (53,170,474)  (1,709,377)  (2,409,357)  (3,181,982)  (4,086,662)
Administrative expenses                    (2,594,607)   (2,788,962)     (54,081)     (58,696)     (31,284)     (30,679)
Transfers between subaccounts
(including fixed account), net            (10,476,953)  (13,691,891)    (921,987)  (1,071,159)    (338,302)    (846,637)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (55,097,515)  (68,890,357)  (2,677,960)  (3,527,555)  (3,525,609)  (4,959,468)
INCREASE (DECREASE) IN NET ASSETS         (41,564,348)   (9,526,240)   1,234,072    1,914,701   12,065,081      992,545
Net assets at beginning of year           457,614,367   467,140,607   21,421,274   19,506,573   25,694,700   24,702,155
Net assets at end of year                $416,050,019  $457,614,367  $22,655,346  $21,421,274  $37,759,781  $25,694,700

CHANGE IN UNITS (NOTE 5):
Units purchased                             2,049,298     2,119,411       26,727       27,852       34,364       15,344
Units redeemed                             (6,200,633)   (7,094,624)    (125,726)    (177,711)    (124,819)    (202,628)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                     (4,151,335)   (4,975,213)     (98,999)    (149,859)     (90,455)    (187,284)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  THE ALGER PORTFOLIOS
       (CONTINUED)                                              THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------------------------
          ALGER                                                                                                    SP
        SMALL CAP                 JENNISON                                             NATURAL                INTERNATIONAL
         GROWTH                  20/20 FOCUS                JENNISON                  RESOURCES                  GROWTH
      PORTFOLIO --              PORTFOLIO --              PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
    CLASS I-2 SHARES           CLASS II SHARES           CLASS II SHARES           CLASS II SHARES           CLASS II SHARES
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


   $(84,959)   $(271,478)    $(78,055)    $(80,722)    $(97,669)    $(82,835)   $(427,318)   $(577,882)     $--           $--
  1,297,802      676,144      560,779      462,331      735,225      453,617   (3,022,278)    (896,778)      --            11
  7,910,624    3,101,881      822,267      837,729    2,173,049    1,052,222    4,576,377    4,363,877       --             7
  1,414,625      963,120           --           --           --           --           --           --       --            --
 10,538,092    4,469,667    1,304,991    1,219,338    2,810,605    1,423,004    1,126,781    2,889,217       --            18

      2,659        6,738        3,909        1,378      241,200      392,724       15,612       25,320       --            --
 (2,303,089)  (2,449,987)    (343,345)    (591,890)    (263,754)    (301,113)  (2,191,909)  (3,560,184)      --          (184)
    (24,703)     (25,554)     (16,908)     (18,864)     (31,642)     (25,585)    (256,015)    (326,576)      --            --
 (1,111,704)    (986,076)    (509,539)    (195,076)   1,424,967     (674,756) (12,241,774)   1,802,726       --            (4)
 (3,436,837)  (3,454,879)    (865,883)    (804,452)   1,370,771     (608,730) (14,674,086)  (2,058,714)      --          (188)
  7,101,255    1,014,788      439,108      414,886    4,181,376      814,274  (13,547,305)     830,503       --          (170)
 18,056,522   17,041,734    5,308,529    4,893,643    5,678,309    4,864,035   33,708,231   32,877,728       --           170
$25,157,777  $18,056,522   $5,747,637   $5,308,529   $9,859,685   $5,678,309  $20,160,926  $33,708,231      $--           $--

     23,744       57,989        2,487        1,611       49,980       13,717    1,975,495    1,229,536       --            --
   (117,141)    (181,553)     (24,806)     (25,710)     (34,034)     (29,340)  (4,529,333)  (1,537,573)      --           (14)

    (93,397)    (123,564)     (22,319)     (24,099)      15,946      (15,623)  (2,553,838)    (308,037)      --           (14)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           THE PRUDENTIAL SERIES     WELLS FARGO VARIABLE
                                             FUND (CONTINUED)                TRUST
                                         ------------------------- -------------------------
                                                    SP
                                                PRUDENTIAL                WELLS FARGO
                                               U.S. EMERGING               VT OMEGA
                                                  GROWTH                    GROWTH
                                               PORTFOLIO --                 FUND --
                                              CLASS II SHARES               CLASS 2
                                         ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019
--------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $(346)       $(285)     $(118,514)   $(121,836)
Net realized gain (loss) on investments        253          720      1,921,551      186,655
Change in unrealized appreciation
(depreciation) on investments                8,895        4,811        104,617    1,280,165
Capital gain distributions                      --           --        661,478      978,561
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   8,802        5,246      2,569,132    2,323,545

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                    --           --        250,261      424,147
Transfers for contract benefits and
terminations                                    --         (943)      (442,835)    (641,904)
Administrative expenses                        (28)         (28)       (33,379)     (39,803)
Transfers between subaccounts
(including fixed account), net                  --           (1)    (6,712,783)    (636,304)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                           (28)        (972)    (6,938,736)    (893,864)
INCREASE (DECREASE) IN NET ASSETS            8,774        4,274     (4,369,604)   1,429,681
Net assets at beginning of year             19,747       15,473      8,325,333    6,895,652
Net assets at end of year                  $28,521      $19,747     $3,955,729   $8,325,333

CHANGE IN UNITS (NOTE 5):
Units purchased                                 --           --         15,216       20,061
Units redeemed                                  (1)         (36)      (176,584)     (48,867)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                          (1)         (36)      (161,368)     (28,806)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2020

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide.

   On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan.

   GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

   GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

   GLAIC's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

   GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

   GLAIC does business in Bermuda, the District of Columbia and all states, except New York.

   COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in GLAIC from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in GLAIC's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in GLAIC's variable annuity products. GLAIC observed minimal impacts from COVID-19 in its fixed and variable annuity products.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020


   While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on GLAIC and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery. GLAIC and the Separate Account continue to monitor pandemic developments and the potential financial impacts on their business. Contract owners should continue to monitor their account values.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   During the years ended December 31, 2020 and 2019, the following portfolio names were changed:

PRIOR PORTFOLIO NAME                          CURRENT PORTFOLIO NAME            EFFECTIVE DATE
--------------------                   -------------------------------------  -------------------
American Century Variable Portfolios,  American Century Variable Portfolios,  September 25, 2020
  Inc. -- VP Income & Growth Fund --     Inc. -- VP Disciplined Core Value
  Class I                                Fund -- Class I

MFS(R) Variable Insurance Trust II --  MFS(R) Variable Insurance Trust II --  September 1, 2020
  MFS(R) Strategic Income Portfolio      MFS(R) Income Portfolio -- Service
  -- Service Class Shares                Class Shares

Janus Aspen Series -- Janus Henderson  Janus Aspen Series -- Janus Henderson  April 29, 2020
  Global Technology Portfolio --         Global Technology and Innovation
  Service Shares                         Portfolio -- Service Shares

Federated Insurance Series --          Federated Hermes Insurance Series --   April 28, 2020
  Federated High Income Bond Fund II     Federated Hermes High Income Bond
  -- Primary Shares                      Fund II -- Primary Shares

Federated Insurance Series --          Federated Hermes Insurance Series --   April 28, 2020
  Federated High Income Bond Fund II     Federated Hermes High Income Bond
  -- Service Shares                      Fund II -- Service Shares

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

PRIOR PORTFOLIO NAME                          CURRENT PORTFOLIO NAME          EFFECTIVE DATE
--------------------                   -------------------------------------- ---------------
Federated Insurance Series --          Federated Hermes Insurance Series --   April 28, 2020
  Federated Kaufmann Fund II --          Federated Hermes Kaufmann Fund II
  Service Shares                         -- Service Shares

Federated Insurance Series --          Federated Hermes Insurance Series --   April 28, 2020
  Federated Managed Volatility Fund      Federated Hermes Managed Volatility
  II -- Primary Shares                   Fund II -- Primary Shares

Dreyfus -- Dreyfus Investment          BNY Mellon -- BNY Mellon Investment    June 3, 2019
  Portfolios MidCap Stock Portfolio      Portfolios -- MidCap Stock
  -- Initial Shares                      Portfolio -- Initial Shares

Dreyfus -- Dreyfus Variable            BNY Mellon -- BNY Mellon Variable      June 3, 2019
  Investment Fund -- Government Money    Investment Fund -- Government Money
  Market Portfolio                       Market Portfolio

Dreyfus -- The Dreyfus Sustainable     BNY Mellon -- BNY Mellon Sustainable   June 3, 2019
  U.S. Equity Portfolio, Inc. --         U.S. Equity Portfolio, Inc. --
  Initial Shares                         Initial Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Capital Appreciation       Variable Insurance Funds) --
  Fund/VA -- Non-Service Shares          Invesco Oppenheimer V.I. Capital
                                         Appreciation Fund -- Series I Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Capital Appreciation       Variable Insurance Funds) --
  Fund/VA -- Service Shares              Invesco Oppenheimer V.I. Capital
                                         Appreciation Fund -- Series II
                                         Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Conservative Balanced      Variable Insurance Funds) --
  Fund/VA -- Non-Service Shares          Invesco Oppenheimer V.I.
                                         Conservative Balanced Fund --
                                         Series I Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Conservative Balanced      Variable Insurance Funds) --
  Fund/VA -- Service Shares              Invesco Oppenheimer V.I.
                                         Conservative Balanced Fund --
                                         Series II Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Discovery Mid Cap          Variable Insurance Funds) --
  Growth Fund/ VA -- Non-Service         Invesco Oppenheimer V.I. Discovery
  Shares                                 Mid Cap Growth Fund -- Series I
                                         Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Discovery Mid Cap          Variable Insurance Funds) --
  Growth Fund/ VA -- Service Shares      Invesco Oppenheimer V.I. Discovery
                                         Mid Cap Growth Fund -- Series II
                                         Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Global Fund/VA --          Variable Insurance Funds) --
  Service Shares                         Invesco Oppenheimer V.I. Global
                                         Fund -- Series II Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Global Strategic Income    Variable Insurance Funds) --
  Fund/VA -- Non-Service Shares          Invesco Oppenheimer V.I. Global
                                         Strategic Income Fund -- Series I
                                         Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Main Street Fund(R)/VA     Variable Insurance Funds) --
  -- Service Shares                      Invesco Oppenheimer V.I. Main
                                         Street Fund(R) -- Series II Shares

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

PRIOR PORTFOLIO NAME                          CURRENT PORTFOLIO NAME          EFFECTIVE DATE
--------------------                   -------------------------------------  --------------

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Main Street Small Cap      Variable Insurance Funds) --
  Fund(R)/VA -- Service Shares           Invesco Oppenheimer V.I. Main
                                         Street Small Cap Fund(R) -- Series
                                         II Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Total Return Bond          Variable Insurance Funds) --
  Fund/VA -- Non-Service Shares          Invesco Oppenheimer V.I. Total
                                         Return Bond Fund -- Series I Shares

Franklin Templeton Variable Insurance  Franklin Templeton Variable Insurance  May 1, 2019
  Products Trust -- Franklin Founding    Products Trust -- Franklin
  Funds Allocation VIP Fund --           Allocation VIP Fund -- Class 2
  Class 2 Shares                         Shares

   During the years ended December 31, 2020 and 2019, the following portfolio(s) were liquidated, and the portfolio assets were reinvested in new portfolio(s):

LIQUIDATED PORTFOLIO                           REINVESTED PORTFOLIO           INCEPTION DATE
--------------------                   -------------------------------------  --------------
AIM Variable Insurance Funds (Invesco  AIM Variable Insurance Funds (Invesco   May 1, 2020
  Variable Insurance Funds) --           Variable Insurance Funds) --
  Invesco V.I. Mid Cap Growth Fund --    Invesco Oppenheimer V.I. Discovery
  Series I shares                        Mid Cap Growth Fund -- Series I
                                         Shares

   As of December 31, 2020, the following portfolios were available as investment options under the contract, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020:

AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds) -- Invesco V.I. Managed Volatility Fund -- Series
  I shares
The Prudential Series Fund -- Equity Portfolio -- Class II
  Shares

   AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Mid Cap Growth Fund -- Series I shares is not shown on statements as there was no activity from January 1, 2019 through its date of liquidation on May 1, 2020.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020


  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2020 and there were no transfers between the levels during 2020.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   No material subsequent events have occurred since December 31, 2020 through April 20, 2021, the date the financial statements were issued, that would require adjustment to the financial statements.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2020 were:

                                     COST OF     PROCEEDS
                                      SHARES       FROM
FUND/PORTFOLIO                       ACQUIRED   SHARES SOLD
--------------                      ----------- ------------
AB Variable Products Series Fund,
  Inc.
  AB Balanced Wealth Strategy
   Portfolio -- Class B............ $ 1,422,449 $  2,840,618
  AB Global Thematic Growth
   Portfolio -- Class B............     322,125      370,477
  AB Growth and Income Portfolio
   -- Class B......................   3,868,692   12,355,585
  AB International Value Portfolio
   -- Class B......................   6,023,739   13,183,831
  AB Large Cap Growth
   Portfolio--Class B..............   3,662,717    3,682,332
  AB Small Cap Growth
   Portfolio--Class B..............  16,621,284    6,653,523
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
  Invesco Oppenheimer V.I. Capital
   Appreciation Fund -- Series I
   Shares..........................   4,613,557    4,929,294
  Invesco Oppenheimer V.I. Capital
   Appreciation Fund -- Series II
   Shares..........................   6,608,938    1,616,415
  Invesco Oppenheimer V.I.
   Conservative Balanced Fund --
   Series I Shares.................   1,310,888    1,488,979
  Invesco Oppenheimer V.I.
   Conservative Balanced Fund --
   Series II Shares................   5,439,760    6,938,068
  Invesco Oppenheimer V.I.
   Discovery Mid Cap Growth Fund
   -- Series I Shares..............   2,929,544    4,305,273
  Invesco Oppenheimer V.I.
   Discovery Mid Cap Growth Fund
   -- Series II Shares.............   3,056,091    4,480,015
  Invesco Oppenheimer V.I. Global
   Fund -- Series II Shares........  60,959,593   26,004,577
  Invesco Oppenheimer V.I. Global
   Strategic Income Fund -- Series
   I Shares........................     429,034      527,238
  Invesco Oppenheimer V.I. Main
   Street Fund(R) -- Series II
   Shares..........................  11,320,674  106,060,206
  Invesco Oppenheimer V.I. Main
   Street Small Cap Fund(R) --
   Series II Shares................   5,416,433   10,954,700
  Invesco Oppenheimer V.I. Total
   Return Bond Fund -- Series I
   Shares..........................   1,496,213    1,969,355
  Invesco V.I. American Franchise
   Fund -- Series I shares.........   2,889,617    8,252,710
  Invesco V.I. American Franchise
   Fund -- Series II shares........   1,188,829    2,397,715
  Invesco V.I. Comstock Fund --
   Series II shares................   3,330,630    5,183,547
  Invesco V.I. Core Equity Fund --
   Series I shares.................   9,728,102  101,130,799
  Invesco V.I. Equity and Income
   Fund -- Series II shares........   3,372,248    5,068,059
  Invesco V.I. Global Real Estate
   Fund -- Series II shares........      79,669       68,648
  Invesco V.I. Government
   Securities Fund -- Series I
   shares..........................          --           --
  Invesco V.I. International
   Growth Fund -- Series II shares.   4,114,207   33,600,007
  Invesco V.I. Technology Fund --
   Series I shares.................          --           --
  Invesco V.I. Value Opportunities
   Fund -- Series II shares........     625,971      966,445
American Century Variable
  Portfolios II, Inc.
  VP Inflation Protection Fund --
   Class II........................   6,651,780   27,411,549
American Century Variable
  Portfolios, Inc.
  VP Disciplined Core Value Fund
   -- Class I......................     422,946      184,862
  VP International Fund -- Class I.     232,040      253,196

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                     COST OF     PROCEEDS
                                      SHARES       FROM
FUND/PORTFOLIO                       ACQUIRED   SHARES SOLD
--------------                      ----------- -----------
  VP Ultra(R) Fund -- Class I...... $   193,756 $    79,906
  VP Value Fund -- Class I.........       5,361       7,663
BNY Mellon
  BNY Mellon Investment Portfolios
   -- MidCap Stock Portfolio --
   Initial Shares..................       3,028       5,933
  BNY Mellon Sustainable U.S.
   Equity Portfolio, Inc. --
   Initial Shares..................     307,857   1,273,300
  BNY Mellon Variable Investment
   Fund -- Government Money Market
   Portfolio.......................   2,467,760   2,086,514
BlackRock Variable Series Funds,
  Inc.
  BlackRock Advantage U.S. Total
   Market V.I. Fund -- Class III
   Shares..........................     602,696   1,108,516
  BlackRock Basic Value V.I. Fund
   -- Class III Shares.............   5,430,808  25,288,848
  BlackRock Global Allocation V.I.
   Fund -- Class III Shares........  21,006,499  46,263,885
  BlackRock Large Cap Focus Growth
   V.I. Fund -- Class III Shares...   4,227,097   1,090,935
Columbia Funds Variable Series
  Trust II
  CTIVP/SM/ -- Loomis Sayles
   Growth Fund -- Class 1..........  76,921,959  22,778,898
  Columbia Variable Portfolio --
   Overseas Core Fund -- Class 2...   1,406,807   3,178,100
Deutsche DWS Variable Series I
  DWS Capital Growth VIP --
   Class B Shares..................     355,002      93,395
Deutsche DWS Variable Series II
  DWS CROCI(R) U.S. VIP -- Class B
   Shares..........................     189,877      45,923
  DWS Small Mid Cap Value VIP --
   Class B Shares..................       2,441       1,859
Eaton Vance Variable Trust
  VT Floating -- Rate Income Fund..   8,158,414  22,664,894
Federated Hermes Insurance Series
  Federated Hermes High Income
   Bond Fund II -- Primary Shares..     785,350   1,461,117
  Federated Hermes High Income
   Bond Fund II -- Service Shares..   1,283,047   2,466,846
  Federated Hermes Kaufmann Fund
   II -- Service Shares............  18,296,963   6,836,967
  Federated Hermes Managed
   Volatility Fund II -- Primary
   Shares..........................     990,151   2,138,610
Fidelity(R) Variable Insurance
  Products Fund
  VIP Asset Manager/SM/ Portfolio
   -- Initial Class................   1,763,425   4,092,556
  VIP Asset Manager/SM/ Portfolio
   -- Service Class 2..............     455,831     662,379
  VIP Balanced Portfolio --
   Service Class 2.................  11,671,062  15,428,444
  VIP Contrafund(R) Portfolio --
   Initial Class...................   3,605,802  16,784,876
  VIP Contrafund(R) Portfolio --
   Service Class 2.................   6,030,253  43,098,684
  VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2....     225,711     454,164
  VIP Equity-Income Portfolio --
   Initial Class...................   5,846,639  10,508,355
  VIP Equity-Income Portfolio --
   Service Class 2.................  85,024,851  24,503,859
  VIP Growth & Income Portfolio --
   Initial Class...................   1,743,278   4,208,452
  VIP Growth & Income Portfolio --
   Service Class 2.................   6,611,262   4,780,453
  VIP Growth Opportunities
   Portfolio -- Initial Class......   5,264,051   4,488,755
  VIP Growth Opportunities
   Portfolio -- Service Class 2....  74,641,544  20,560,671
  VIP Growth Portfolio -- Initial
   Class...........................   8,144,259  10,652,599
  VIP Growth Portfolio -- Service
   Class 2.........................   3,235,542   9,058,054
  VIP Investment Grade Bond
   Portfolio -- Service Class 2....  20,379,392  26,428,048
  VIP Mid Cap Portfolio -- Initial
   Class...........................          44          50
  VIP Mid Cap Portfolio -- Service
   Class 2.........................   8,971,507  56,595,857
  VIP Overseas Portfolio --
   Initial Class...................     419,683   1,860,045
  VIP Value Strategies Portfolio
   -- Service Class 2..............     683,285     346,129

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                      COST OF     PROCEEDS
                                       SHARES       FROM
FUND/PORTFOLIO                        ACQUIRED   SHARES SOLD
--------------                      ------------ ------------
Franklin Templeton Variable
  Insurance Products Trust
  Franklin Allocation VIP Fund --
   Class 2 Shares.................. $ 15,386,422 $ 12,122,763
  Franklin Income VIP Fund --
   Class 2 Shares..................   27,162,433   46,013,859
  Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares..........      192,915      106,279
  Franklin Mutual Shares VIP Fund
   -- Class 2 Shares...............    1,646,914    1,788,660
  Templeton Foreign VIP Fund --
   Class 1 Shares..................      396,032      886,333
  Templeton Foreign VIP Fund --
   Class 2 Shares..................      111,393      419,330
  Templeton Global Bond VIP Fund
   -- Class 1 Shares...............      559,258    1,222,747
  Templeton Growth VIP Fund --
   Class 2 Shares..................      680,462    1,502,285
Goldman Sachs Variable Insurance
  Trust
  Goldman Sachs Government Money
   Market Fund -- Service Shares...  181,179,393  164,333,311
  Goldman Sachs Large Cap Value
   Fund -- Institutional Shares....      569,634      838,508
  Goldman Sachs Mid Cap Value Fund
   -- Institutional Shares.........    1,496,225    4,785,474
JPMorgan Insurance Trust
  JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1.......      765,381    1,103,771
  JPMorgan Insurance Trust Mid Cap
   Value Portfolio -- Class 1......      112,477      195,986
  JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1...      126,692       88,873
  JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1.....      278,437      663,051
Janus Aspen Series
  Janus Henderson Balanced
   Portfolio -- Institutional
   Shares..........................    5,840,279   12,803,531
  Janus Henderson Balanced
   Portfolio -- Service Shares.....   11,064,570   21,439,246
  Janus Henderson Enterprise
   Portfolio -- Institutional
   Shares..........................    4,179,748    7,965,477
  Janus Henderson Enterprise
   Portfolio -- Service Shares.....      579,903    1,121,525
  Janus Henderson Flexible Bond
   Portfolio -- Institutional
   Shares..........................    1,330,672    1,928,395
  Janus Henderson Forty Portfolio
   -- Institutional Shares.........    4,854,511    7,914,319
  Janus Henderson Forty Portfolio
   -- Service Shares...............    2,453,034    3,291,292
  Janus Henderson Global Research
   Portfolio -- Institutional
   Shares..........................    3,333,721    5,626,265
  Janus Henderson Global Research
   Portfolio -- Service Shares.....      193,513      427,469
  Janus Henderson Global
   Technology and Innovation
   Portfolio -- Service Shares.....    2,963,766    3,749,547
  Janus Henderson Overseas
   Portfolio -- Institutional
   Shares..........................    1,036,119    2,915,183
  Janus Henderson Overseas
   Portfolio -- Service Shares.....      394,546      664,019
  Janus Henderson Research
   Portfolio -- Institutional
   Shares..........................    4,316,328    6,120,322
  Janus Henderson Research
   Portfolio -- Service Shares.....      540,451      945,358
Legg Mason Partners Variable
  Equity Trust
  ClearBridge Variable Aggressive
   Growth Portfolio -- Class II....      798,393      972,209
  ClearBridge Variable Dividend
   Strategy Portfolio -- Class I...      408,796      837,445
  ClearBridge Variable Dividend
   Strategy Portfolio -- Class II..      570,243    3,927,300
  ClearBridge Variable Large Cap
   Value Portfolio -- Class I......    2,043,177    2,074,954
MFS(R) Variable Insurance Trust
  MFS(R) Investors Trust Series --
   Service Class Shares............      183,846      607,199
  MFS(R) New Discovery Series --
   Service Class Shares............    2,765,449    3,353,657
  MFS(R) Total Return Series --
   Service Class Shares............    4,300,365    7,499,666
  MFS(R) Utilities Series --
   Service Class Shares............      895,951    2,349,283
MFS(R) Variable Insurance Trust II
  MFS(R) Income Portfolio --
   Service Class Shares............        1,771        1,090
  MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
   Service Class Shares............      811,285    1,885,335

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                     COST OF     PROCEEDS
                                      SHARES       FROM
FUND/PORTFOLIO                       ACQUIRED   SHARES SOLD
--------------                      ----------- ------------
PIMCO Variable Insurance Trust
  All Asset Portfolio -- Advisor
   Class Shares.................... $   379,105 $  1,155,298
  High Yield Portfolio --
   Administrative Class Shares.....   6,627,624   21,157,572
  International Bond Portfolio
   (U.S. Dollar Hedged) --
   Administrative Class Shares.....     169,430      336,414
  Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares....................  28,077,645   20,156,396
  Low Duration Portfolio --
   Administrative Class Shares.....  63,099,793   19,061,604
  Total Return Portfolio --
   Administrative Class Shares.....  35,978,244   56,884,684
Rydex Variable Trust
  NASDAQ -- 100(R) Fund............   1,068,515      913,295
State Street Variable Insurance
  Series Funds, Inc.
  Income V.I.S. Fund -- Class 1
   Shares..........................   2,967,435    3,234,734
  Premier Growth Equity V.I.S.
   Fund -- Class 1 Shares..........   3,570,291    6,682,943
  Real Estate Securities V.I.S.
   Fund -- Class 1 Shares..........   6,559,059   10,592,263
  S&P 500(R) Index V.I.S. Fund --
   Class 1 Shares..................  19,220,189   32,531,804
  Small-Cap Equity V.I.S. Fund --
   Class 1 Shares..................   3,589,333    5,284,486
  Total Return V.I.S. Fund --
   Class 1 Shares..................  70,882,362  119,993,186
  Total Return V.I.S. Fund --
   Class 3 Shares..................  32,846,504   89,112,343
  U.S. Equity V.I.S. Fund --
   Class 1 Shares..................   2,347,973    3,635,074
The Alger Portfolios
  Alger Large Cap Growth Portfolio
   -- Class I-2 Shares.............   6,504,050    5,655,730
  Alger Small Cap Growth Portfolio
   -- Class I-2 Shares.............   2,451,993    4,520,164
The Prudential Series Fund
  Jennison 20/20 Focus Portfolio
   -- Class II Shares..............      52,400      996,761
  Jennison Portfolio -- Class II
   Shares..........................   3,011,009    1,737,217
  Natural Resources Portfolio --
   Class II Shares.................   8,559,588   23,654,624
  SP International Growth
   Portfolio -- Class II Shares....          --           --
  SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   Shares..........................          --          374
Wells Fargo Variable Trust
  Wells Fargo VT Omega Growth Fund
   -- Class 2......................   1,204,760    7,600,969

(4)RELATED PARTY TRANSACTIONS

  (A) GLAIC

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020


   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      0.40% -- 2.80% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (C) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (D) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020


   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2020 and 2019 is reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2020, 2019, 2018, 2017, and 2016 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

   Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2020 and were available to contract owners during 2020. The following funds were not disclosed but were available to contract owners as they had no outstanding units as of December 31, 2020:

AIM Variable Insurance Funds (Invesco Variable Insurance     AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds) -- Invesco V.I. Government Securities Fund --         Funds) -- Invesco V.I. Technology Fund -- Series I shares
  Series I shares
AIM Variable Insurance Funds (Invesco Variable Insurance     The Prudential Series Fund -- Equity Portfolio -- Class II
  Funds) -- Invesco V.I. Managed Volatility Fund -- Series     Shares
  I shares                                                   The Prudential Series Fund -- SP International Growth
                                                               Portfolio -- Class II Shares.

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
AB Variable Products Series Fund,
  Inc.
 AB Balanced Wealth Strategy
   Portfolio -- Class B
   2020........................... 1.45% to 2.95%   716,614 16.34 to 10.99 10,983   2.15%       7.67% to    6.03%
   2019........................... 1.45% to 2.95%   843,059 15.18 to 10.36 12,050   2.25%      16.49% to    7.63%
   2018........................... 1.45% to 2.55%   988,327 13.03 to 11.47 12,203   1.64%     (7.77)% to  (8.81)%
   2017........................... 1.45% to 2.55% 1,140,590 14.13 to 12.58 15,309   1.79%      13.95% to   12.68%
   2016........................... 1.45% to 2.55% 1,323,222 12.40 to 11.17 15,601   1.65%       2.93% to    1.79%
 AB Global Thematic Growth
   Portfolio -- Class B
   2020........................... 1.45% to 1.70%    79,757 34.96 to 18.88  2,617   0.45%      37.07% to   36.72%
   2019........................... 1.45% to 1.70%    90,755 25.51 to 13.81  2,135   0.16%      27.90% to   27.58%
   2018........................... 1.45% to 2.10%   108,308 19.94 to 13.16  1,988   0.00%    (11.30)% to (11.88)%
   2017........................... 1.45% to 2.10%   235,133 22.48 to 14.93  5,051   0.30%      34.33% to   33.45%
   2016........................... 1.45% to 2.10%   140,451 16.74 to 11.19  2,138   0.00%     (2.31)% to  (2.95)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                  EXPENSE AS A                              NET   INVESTMENT
                                  % OF AVERAGE                             ASSETS   INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE     000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- --------------- ------ ---------- --------------------
 AB Growth and Income
   Portfolio -- Class B
   2020......................... 1.15% to 2.70%  1,197,002  33.90 to 10.59 32,803   1.28%       1.29% to  (0.29)%
   2019......................... 1.15% to 2.70%  1,589,475  33.47 to 10.62 43,446   1.02%      22.19% to   13.24%
   2018......................... 1.15% to 2.30%  1,812,252  27.39 to 17.62 40,557   0.72%     (6.93)% to  (8.02)%
   2017......................... 1.15% to 2.30%  1,853,902  29.43 to 19.16 44,847   1.25%      17.24% to   15.88%
   2016......................... 1.15% to 2.30%  2,080,048  25.10 to 16.53 43,003   0.82%       9.79% to    8.52%
 AB International Value
   Portfolio -- Class B
   2020......................... 1.45% to 2.95%  2,760,732  11.20 to 10.50 21,761   1.32%       0.73% to  (0.80)%
   2019......................... 1.45% to 2.95%  3,806,411  11.12 to 10.59 29,281   0.77%      15.10% to   12.54%
   2018......................... 1.45% to 2.55%  4,300,130   9.66 to  5.00 28,780   1.12%    (24.10)% to (24.95)%
   2017......................... 1.45% to 2.55%  4,197,680  12.73 to  6.67 37,401   1.46%      23.29% to   21.92%
   2016......................... 1.45% to 2.55% 10,519,424  10.33 to  5.47 72,814   1.23%     (2.23)% to  (3.32)%
 AB Large Cap Growth
   Portfolio -- Class B
   2020......................... 1.45% to 2.70%    926,116  55.53 to 14.25 33,067   0.00%      33.19% to   31.50%
   2019......................... 1.45% to 2.30%    990,540  41.69 to 29.04 26,581   0.00%      32.42% to   31.27%
   2018......................... 1.45% to 2.30%  1,085,426  31.48 to 22.12 21,750   0.00%       0.83% to  (0.04)%
   2017......................... 1.45% to 2.30%  1,136,185  31.22 to 22.13 22,320   0.00%      29.77% to   28.65%
   2016......................... 1.45% to 2.30%  1,256,372  24.06 to 17.20 18,786   0.00%       0.87% to    0.01%
 AB Small Cap Growth
   Portfolio -- Class B
   2020......................... 1.45% to 2.95%    795,460  45.21 to 15.29 33,896   0.00%      51.42% to   49.11%
   2019......................... 1.45% to 1.95%    502,334  29.86 to 27.85 14,855   0.00%      34.04% to   33.36%
   2018......................... 1.45% to 1.95%    555,831  22.28 to 20.89 12,265   0.00%     (2.55)% to  (3.05)%
   2017......................... 1.45% to 1.95%    291,390  22.86 to 21.54  6,564   0.00%      31.85% to   31.18%
   2016......................... 1.45% to 1.95%    328,225  17.34 to 16.42  5,646   0.00%       4.68% to    4.15%
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco Oppenheimer V.I.
   Capital Appreciation Fund --
   Series I Shares
   2020......................... 1.15% to 1.60%    345,154 192.00 to 34.53 29,406   0.00%      35.01% to   34.41%
   2019......................... 1.15% to 1.60%    415,837 142.20 to 25.69 25,295   0.06%      34.63% to   34.02%
   2018......................... 1.15% to 1.60%    484,217 105.63 to 19.17 22,209   0.33%     (6.82)% to  (7.24)%
   2017......................... 1.15% to 1.60%    581,375 113.36 to 20.66 28,780   0.23%      25.38% to   24.81%
   2016......................... 1.15% to 1.60%    683,004  90.41 to 16.55 27,894   0.41%     (3.33)% to  (3.76)%
 Invesco Oppenheimer V.I.
   Capital Appreciation Fund --
   Series II Shares
   2020......................... 1.45% to 2.10%    263,778  41.76 to 29.48 10,441   0.00%      34.27% to   33.38%
   2019......................... 1.45% to 2.10%    159,063  31.10 to 22.10  4,418   0.00%      33.88% to   32.99%
   2018......................... 1.45% to 2.10%    181,202  23.23 to 16.62  3,765   0.00%     (7.33)% to  (7.94)%
   2017......................... 1.45% to 2.10%    207,692  25.07 to 18.05  4,645   0.01%      24.68% to   23.86%
   2016......................... 1.45% to 2.10%    243,018  20.11 to 14.57  4,386   0.11%     (3.84)% to  (4.47)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE     000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- --------------- ------- ---------- --------------------
 Invesco Oppenheimer V.I.
   Conservative Balanced Fund
   -- Series I Shares
   2020......................... 1.15% to 1.60%   272,259  62.00 to 18.73  10,593   2.10%      13.53% to   13.02%
   2019......................... 1.15% to 1.60%   286,119  54.61 to 16.57   9,806   2.27%      16.16% to   15.64%
   2018......................... 1.15% to 1.60%   331,475  47.01 to 14.33   9,405   1.98%     (6.42)% to  (6.84)%
   2017......................... 1.15% to 1.60%   349,035  50.23 to 15.38  10,783   1.95%       8.00% to    7.51%
   2016......................... 1.15% to 1.60%   375,945  46.51 to 14.30  11,158   2.39%       4.05% to    3.58%
Invesco Oppenheimer V.I.
  Conservative Balanced Fund --
  Series II Shares
   2020......................... 1.45% to 2.95% 1,399,538  15.94 to 11.45  18,703   1.78%      12.93% to   11.21%
   2019......................... 1.45% to 2.95% 1,547,398  14.11 to 10.30  18,374   1.99%      15.52% to    6.25%
   2018......................... 1.45% to 2.55% 1,637,908  12.22 to  8.40  16,895   1.73%     (6.91)% to  (7.95)%
   2017......................... 1.45% to 2.55% 1,871,679  13.13 to  9.12  20,762   1.74%       7.37% to    6.18%
   2016......................... 1.45% to 2.55% 2,125,261  12.22 to  8.59  22,007   2.17%       3.44% to    2.29%
 Invesco Oppenheimer V.I.
   Discovery Mid Cap Growth
   Fund -- Series I Shares
   2020......................... 1.15% to 1.60%   275,333 177.44 to 35.25  28,623   0.04%      39.07% to   38.44%
   2019......................... 1.15% to 1.60%   319,378 127.59 to 25.46  23,284   0.00%      37.76% to   37.14%
   2018......................... 1.15% to 1.60%   374,862  92.62 to 18.57  19,640   0.00%     (7.17)% to  (7.59)%
   2017......................... 1.15% to 1.60%   432,839  99.77 to 20.09  24,387   0.03%      27.31% to   26.74%
   2016......................... 1.15% to 1.60%   507,574  78.37 to 15.85  22,242   0.00%       1.16% to    0.70%
 Invesco Oppenheimer V.I.
   Discovery Mid Cap Growth
   Fund -- Series II Shares
   2020......................... 1.45% to 1.70%   235,666  49.74 to 47.39  11,513   0.00%      38.21% to   37.86%
   2019......................... 1.45% to 1.70%   301,780  35.99 to 34.38  10,683   0.00%      36.99% to   36.65%
   2018......................... 1.45% to 1.70%   267,456  26.27 to 25.16   6,940   0.00%     (7.67)% to  (7.91)%
   2017......................... 1.45% to 1.70%   297,883  28.45 to 27.32   8,383   0.00%      26.60% to   26.28%
   2016......................... 1.45% to 1.70%   293,900  22.48 to 21.63   6,550   0.00%       0.60% to    0.35%
 Invesco Oppenheimer V.I.
   Global Fund -- Series II
   Shares
   2020......................... 1.45% to 2.95% 4,465,223  52.55 to 13.12 125,239   0.57%      25.49% to   23.58%
   2019......................... 1.45% to 2.95% 2,618,610  41.88 to 10.62  67,455   0.63%      29.55% to   13.11%
   2018......................... 1.45% to 2.55% 2,993,966  32.33 to 12.47  59,097   0.82%    (14.66)% to (15.62)%
   2017......................... 1.45% to 2.55% 3,989,415  37.88 to 14.78  85,383   0.75%      34.35% to   32.86%
   2016......................... 1.45% to 2.55% 4,229,281  28.19 to 11.13  66,987   0.87%     (1.60)% to  (2.70)%
 Invesco Oppenheimer V.I.
   Global Strategic Income Fund
   -- Series I Shares
   2020......................... 1.15% to 1.60%   217,269  11.53 to 11.11   2,456   5.70%       2.21% to    1.75%
   2019......................... 1.15% to 1.60%   237,123  11.28 to 10.92   2,628   3.84%       9.53% to    9.03%
   2018......................... 1.15% to 1.60%   271,723  10.30 to 10.01   2,756   4.96%     (5.50)% to  (5.93)%
   2017......................... 1.15% to 1.60%   317,036  10.90 to 10.64   3,410   2.33%       5.05% to    4.58%
   2016......................... 1.15% to 1.60%   370,143  10.37 to 10.18   3,800   5.06%       5.31% to    4.84%

                                     F(75

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                   EXPENSE AS A                            NET    INVESTMENT
                                   % OF AVERAGE                           ASSETS    INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------- ---------- --------------------
 Invesco Oppenheimer V.I. Main
   Street Fund(R) -- Series II
   Shares
   2020.......................... 1.45% to 2.35%   659,954 36.80 to 22.52  17,203   0.34%      12.05% to   11.02%
   2019.......................... 1.45% to 2.95% 5,309,757 32.84 to 10.58 112,320   0.82%      29.83% to   12.36%
   2018.......................... 1.45% to 2.55% 6,477,488 25.30 to 13.84 106,779   0.83%     (9.44)% to (10.45)%
   2017.......................... 1.45% to 2.55% 5,972,530 27.93 to 15.46 109,416   1.04%      14.95% to   13.67%
   2016.......................... 1.45% to 2.55% 6,989,674 24.30 to 13.60 112,227   0.71%       9.69% to    8.47%
 Invesco Oppenheimer V.I. Main
   Street Small Cap Fund(R) --
   Series II Shares
   2020.......................... 1.45% to 2.95%   884,580 50.60 to 12.52  29,237   0.37%      17.90% to   16.11%
   2019.......................... 1.45% to 2.95% 1,052,852 42.92 to 10.78  29,675   0.00%      24.30% to   16.86%
   2018.......................... 1.45% to 2.55% 1,209,301 34.53 to 14.37  27,499   0.06%    (11.84)% to (12.83)%
   2017.......................... 1.45% to 2.55% 1,764,040 39.16 to 16.48  44,261   0.66%      12.26% to   11.01%
   2016.......................... 1.45% to 2.55% 2,224,035 34.89 to 14.85  50,574   0.27%      15.97% to   14.68%
 Invesco Oppenheimer V.I. Total
   Return Bond Fund --
   Series I Shares
   2020.......................... 1.15% to 1.60%   380,691 33.00 to 13.58   8,290   3.04%       8.44% to    7.96%
   2019.......................... 1.15% to 1.60%   404,864 30.43 to 12.58   8,234   3.39%       8.27% to    7.78%
   2018.......................... 1.15% to 1.60%   429,783 28.11 to 11.67   8,094   3.33%     (2.17)% to  (2.61)%
   2017.......................... 1.15% to 1.60%   504,740 28.73 to 11.99   9,660   2.44%       3.39% to    2.92%
   2016.......................... 1.15% to 1.60%   576,236 27.79 to 11.65  10,454   3.68%       2.08% to    1.63%
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2020.......................... 0.75% to 1.70%   736,113 35.61 to 32.42  24,380   0.07%      41.29% to   39.94%
   2019.......................... 0.75% to 1.70% 1,014,847 25.21 to 23.16  23,900   0.00%      35.73% to   34.43%
   2018.......................... 0.75% to 1.85%   866,472 18.57 to 17.03  15,185   0.00%     (4.35)% to  (5.42)%
   2017.......................... 0.75% to 1.85% 1,218,749 19.41 to 18.01  22,478   0.13%      26.39% to   24.99%
   2016.......................... 0.75% to 1.85%   466,844 15.36 to 14.41   6,856   0.00%       1.50% to    0.38%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2020.......................... 1.45% to 1.70%   119,779 51.96 to 38.07   5,228   0.00%      39.94% to   39.58%
   2019.......................... 1.45% to 1.70%   166,472 37.13 to 27.28   5,082   0.00%      34.45% to   34.11%
   2018.......................... 1.45% to 2.20%   195,429 27.62 to 21.47   4,468   0.00%     (5.29)% to  (6.02)%
   2017.......................... 1.45% to 2.20%   225,446 29.16 to 22.85   5,477   0.00%      25.19% to   24.24%
   2016.......................... 1.45% to 2.20%   239,707 23.29 to 18.39   4,637   0.00%       0.54% to  (0.22)%
 Invesco V.I. Comstock Fund --
   Series II shares
   2020.......................... 1.45% to 2.70%   810,189 31.06 to 10.31  20,552   2.16%     (2.52)% to  (3.76)%
   2019.......................... 1.45% to 2.35%   909,037 31.86 to 18.13  23,830   1.68%      23.13% to   22.01%
   2018.......................... 1.45% to 2.35% 1,030,378 25.88 to 14.86  21,926   1.38%    (13.64)% to (14.44)%
   2017.......................... 1.45% to 2.35% 1,174,635 29.96 to 17.37  29,341   1.25%      15.88% to   14.82%
   2016.......................... 1.45% to 2.55% 4,807,059 25.86 to 13.03  85,076   1.87%      15.30% to   14.01%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. Core Equity Fund --
   Series I shares
   2020............................ 1.45% to 2.30%   246,205 23.27 to 20.50  5,593   0.20%      12.20% to   11.23%
   2019............................ 1.45% to 2.95% 5,475,060 20.74 to 10.68 98,305   0.92%      27.09% to   14.44%
   2018............................ 0.75% to 2.55% 6,673,943 15.53 to 12.40 95,333   1.00%    (10.08)% to (11.72)%
   2017............................ 0.75% to 2.55% 5,857,135 17.27 to 14.05 94,251   1.04%      12.33% to   10.30%
   2016............................ 0.75% to 2.55% 6,221,256 15.37 to 12.73 90,252   1.18%       9.44% to    7.46%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2020............................ 1.45% to 2.95%   984,337 18.99 to 11.08 17,258   2.18%       8.06% to    6.42%
   2019............................ 1.45% to 2.95% 1,151,954 17.58 to 10.41 18,863   2.25%      18.27% to    8.72%
   2018............................ 1.45% to 2.55% 1,245,249 14.86 to 13.04 17,577   1.95%    (11.04)% to (12.04)%
   2017............................ 1.45% to 2.55% 1,360,722 16.71 to 14.82 21,684   1.47%       9.18% to    7.96%
   2016............................ 1.45% to 2.55% 1,407,768 15.30 to 13.73 20,635   1.65%      13.18% to   11.92%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2020............................ 1.45% to 2.70%    14,007 16.63 to  8.72    189   4.76%    (13.83)% to (14.93)%
   2019............................ 1.45% to 2.70%    13,156 19.30 to 10.25    211   3.36%      20.87% to    5.20%
   2018............................ 1.45% to 2.20%    15,073 15.97 to  8.62    202   3.68%     (7.70)% to  (8.41)%
   2017............................ 1.45% to 2.20%    16,404 17.30 to  9.41    239   2.98%      11.10% to   10.26%
   2016............................ 1.45% to 2.20%    19,385 15.57 to  8.54    257   1.32%       0.35% to  (0.42)%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2020............................ 1.45% to 2.70%   601,678 24.48 to 11.68 12,641   1.01%      12.09% to   10.67%
   2019............................ 1.45% to 2.95% 2,818,181 21.84 to 10.54 42,257   1.26%      26.38% to   11.56%
   2018............................ 1.45% to 2.55% 3,440,133 17.28 to  9.01 40,942   1.79%    (16.44)% to (17.38)%
   2017............................ 1.45% to 2.55% 3,619,926 20.68 to 10.91 51,647   1.33%      20.95% to   19.61%
   2016............................ 1.45% to 2.55% 3,015,316 17.10 to  9.12 36,773   0.88%     (2.13)% to  (3.22)%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2020............................ 1.45% to 2.30%   187,687 22.52 to 14.17  4,054   0.09%       3.80% to    2.91%
   2019............................ 1.45% to 2.30%   207,911 21.70 to 13.77  4,324   0.00%      28.23% to   27.13%
   2018............................ 1.45% to 2.30%   236,200 16.92 to 10.83  3,821   0.00%    (20.53)% to (21.22)%
   2017............................ 1.45% to 2.30%   268,667 21.29 to 13.75  5,482   0.01%      15.53% to   14.54%
   2016............................ 1.45% to 2.30%   328,828 18.43 to 12.00  5,793   0.08%      16.22% to   15.22%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2020............................ 1.45% to 2.95% 1,277,455 14.09 to 10.70 16,822   1.19%       7.97% to    6.32%
   2019............................ 1.45% to 2.95% 2,918,161 13.05 to 10.06 35,553   2.27%       7.32% to    1.34%
   2018............................ 1.45% to 2.55% 3,189,074 12.16 to 10.51 36,387   2.83%     (4.24)% to  (5.31)%
   2017............................ 1.45% to 2.55% 3,146,747 12.70 to 11.10 37,615   2.57%       2.17% to    1.04%
   2016............................ 1.45% to 2.55% 3,620,543 12.43 to 10.98 42,576   1.66%       2.88% to    1.73%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                        EXPENSE AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
American Century Variable Portfolios,
  Inc.
 VP Disciplined Core Value Fund --
   Class I
   2020............................... 1.45% to 2.70%  26,442 35.45 to 11.56   633    1.93%      10.19% to    8.79%
   2019............................... 1.45% to 2.70%  14,400 32.17 to 10.62   338    2.06%      22.15% to   13.25%
   2018............................... 1.45% to 2.20%  16,983 26.34 to 13.89   328    1.89%     (8.23)% to  (8.93)%
   2017............................... 1.45% to 2.20%  28,631 28.70 to 15.26   589    2.30%      18.74% to   17.84%
   2016............................... 1.45% to 2.20%  41,953 24.17 to 12.95   740    1.51%      11.84% to   10.99%
 VP International Fund -- Class I
   2020............................... 1.45% to 2.70%  29,986 33.29 to 13.20   635    0.47%      24.05% to   22.48%
   2019............................... 1.45% to 2.70%  29,283 26.83 to 10.78   533    0.90%      26.56% to   16.71%
   2018............................... 1.45% to 2.20%  35,301 21.20 to  9.21   511    1.26%    (16.46)% to (17.10)%
   2017............................... 1.45% to 2.20%  35,443 25.38 to 11.10   621    0.81%      29.31% to   28.33%
   2016............................... 1.45% to 2.20%  36,661  19.63 to 8.65   507    1.17%     (6.87)% to  (7.57)%
 VP Ultra(R) Fund -- Class I
   2020............................... 1.45% to 2.70%   4,804 57.65 to 15.85   202    0.00%      47.68% to   45.81%
   2019............................... 1.85% to 1.85%   1,263 31.12 to 31.12    39    0.00%      32.09% to   32.09%
   2018............................... 1.85% to 2.05%   1,706 23.56 to 22.17    40    0.26%     (1.12)% to  (1.32)%
   2017............................... 1.85% to 2.05%   1,874 23.82 to 22.47    44    0.39%      29.79% to   29.52%
   2016............................... 1.85% to 2.05%   2,520 18.36 to 17.35    46    0.48%       2.52% to    2.31%
 VP Value Fund -- Class I
   2020............................... 1.45% to 1.45%   1,929 32.99 to 32.99    64    2.32%     (0.49)% to  (0.49)%
   2019............................... 1.45% to 1.45%   2,093 33.15 to 33.15    69    2.12%      25.19% to   25.19%
   2018............................... 1.45% to 1.45%   2,190 26.48 to 26.48    58    1.65%    (10.48)% to (10.48)%
   2017............................... 1.45% to 1.45%   2,329 29.58 to 29.58    69    1.65%       7.18% to    7.18%
   2016............................... 1.45% to 1.45%   2,433 27.60 to 27.60    67    1.74%      18.74% to   18.74%
BNY Mellon
 BNY Mellon Investment Portfolios --
   MidCap Stock Portfolio -- Initial
   Shares
   2020............................... 1.45% to 1.45%   2,853 35.89 to 35.89   102    0.82%       6.54% to    6.54%
   2019............................... 1.45% to 1.45%   2,936 33.69 to 33.69    99    0.64%      18.44% to   18.44%
   2018............................... 1.45% to 1.45%   3,104 28.44 to 28.44    88    0.57%    (16.72)% to (16.72)%
   2017............................... 1.45% to 1.45%   3,277 34.15 to 34.15   112    1.06%      13.71% to   13.71%
   2016............................... 1.45% to 1.45%   3,464 30.04 to 30.04   104    1.06%      13.80% to   13.80%
 BNY Mellon Sustainable U.S. Equity
   Portfolio, Inc. -- Initial Shares
   2020............................... 1.50% to 1.70% 423,043 19.47 to 18.68 8,245    1.09%      22.28% to   22.03%
   2019............................... 1.50% to 1.70% 484,418 15.92 to 15.30 7,721    1.44%      32.34% to   32.07%
   2018............................... 1.50% to 1.70% 489,649 12.03 to 11.59 5,897    1.75%     (5.84)% to  (6.04)%
   2017............................... 1.50% to 1.70% 498,511 12.78 to 12.33 6,375    1.13%      13.61% to   13.38%
   2016............................... 1.50% to 1.70% 504,596 11.25 to 10.88 5,681    1.27%       8.72% to    8.50%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- -------------------
 BNY Mellon Variable
   Investment Fund --
   Government Money
   Market Portfolio
   2020.......................... 1.45% to 2.05%    156,045   9.33 to 8.57   1,442   0.18%    (1.24)% to  (1.84)%
   2019.......................... 1.45% to 2.05%    114,293   9.44 to 8.73   1,062   1.63%      0.19% to  (0.42)%
   2018.......................... 1.45% to 2.05%    117,127   9.43 to 8.77   1,091   1.32%    (0.19)% to  (0.80)%
   2017.......................... 1.45% to 2.05%    105,919   9.44 to 8.84     987   0.35%    (1.11)% to  (1.71)%
   2016.......................... 1.45% to 2.05%     72,989   9.55 to 9.00     685   0.01%    (1.43)% to  (2.03)%
BlackRock Variable Series Funds, Inc.
 BlackRock Advantage U.S.
   Total Market V.I. Fund --
   Class III Shares
   2020.......................... 1.45% to 2.30%    128,201 33.04 to 25.19   4,077   1.51%     17.92% to   16.90%
   2019.......................... 1.45% to 2.30%    159,729 28.02 to 21.55   4,318   2.14%     26.79% to   25.69%
   2018.......................... 1.45% to 2.30%    178,250 22.10 to 17.14   3,796   1.47%    (8.02)% to  (8.81)%
   2017.......................... 1.45% to 2.30%    197,227 24.02 to 18.80   4,569   0.87%     12.19% to   11.22%
   2016.......................... 1.45% to 2.30%    265,477 21.41 to 16.90   5,489   0.15%     21.62% to   20.58%
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2020.......................... 1.45% to 2.30%    314,614 23.64 to 19.76   6,794   0.81%      1.63% to    0.76%
   2019.......................... 1.45% to 2.95%  1,592,127 23.26 to 10.58  29,759   2.06%     21.74% to   12.23%
   2018.......................... 1.45% to 2.55%  1,807,923 19.10 to 12.06  27,772   1.43%    (9.45)% to (10.47)%
   2017.......................... 1.45% to 2.55%  2,094,106 21.10 to 13.47  35,744   1.01%      6.45% to    5.27%
   2016.......................... 1.45% to 2.55%  3,532,167 19.82 to 12.80  56,123   1.91%     16.02% to   14.73%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2020.......................... 1.45% to 2.95% 11,261,826 24.43 to 12.27 203,199   1.22%     18.96% to   17.15%
   2019.......................... 1.45% to 2.95% 13,520,878 20.54 to 10.47 206,941   1.19%     16.05% to   10.03%
   2018.......................... 1.45% to 2.55% 15,980,228 17.70 to 11.70 213,230   0.81%    (8.93)% to  (9.95)%
   2017.......................... 1.45% to 2.55% 18,657,344 19.43 to 12.99 274,506   1.23%     12.06% to   10.82%
   2016.......................... 1.45% to 2.55% 21,632,566 17.34 to 11.73 284,883   1.17%      2.30% to    1.17%
 BlackRock Large Cap Focus
   Growth V.I. Fund -- Class III
   Shares
   2020.......................... 1.45% to 1.95%    278,524 46.98 to 42.65  12,744   0.00%     41.35% to   40.63%
   2019.......................... 1.45% to 1.95%    221,085 33.24 to 30.33   7,143   0.00%     30.41% to   29.75%
   2018.......................... 1.45% to 1.95%    194,084 25.49 to 23.37   4,797   0.00%      1.27% to    0.75%
   2017.......................... 1.45% to 1.95%    169,025 25.17 to 23.20   4,130   0.00%     27.36% to   26.72%
   2016.......................... 1.45% to 1.85%    148,951 19.76 to 18.77   2,900   0.44%      5.99% to    5.56%
Columbia Funds Variable Series
  Trust II
 CTIVP/SM/ -- Loomis Sayles
   Growth Fund -- Class 1
   2020.......................... 1.45% to 2.95%  5,183,864 22.25 to 13.47 112,646   0.00%     30.02% to   28.04%
   2019.......................... 1.45% to 2.95%  2,224,887 17.11 to 10.52  37,639   0.00%     29.84% to   10.97%
   2018.......................... 1.45% to 2.55%  2,842,960 13.18 to 12.79  37,270   0.00%    (3.82)% to  (4.90)%
   2017.......................... 1.45% to 2.55%  4,651,585 13.70 to 13.45  63,499   0.00%     31.11% to   29.65%
   2016 (4)...................... 1.45% to 2.30%  1,971,256 10.45 to 10.39  20,587   0.00%      6.77% to    5.86%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Columbia Variable Portfolio --
   Overseas Core Fund -- Class 2
   2020........................... 1.45% to 2.70%   918,564 13.20 to 11.40 12,037   1.44%       7.25% to    5.89%
   2019........................... 1.45% to 2.30% 1,079,041 12.31 to 11.92 13,210   1.82%      23.33% to   22.27%
   2018........................... 1.45% to 2.30% 1,219,887  9.98 to  9.75 12,124   2.57%    (18.03)% to (18.74)%
   2017........................... 1.45% to 2.30% 1,371,867 12.17 to 12.00 16,657   1.87%      25.34% to   24.27%
   2016 (4)....................... 1.45% to 2.40% 1,592,466  9.71 to  9.65 15,451   1.74%     (4.27)% to  (5.19)%
Deutsche DWS Variable Series I
 DWS Capital Growth VIP --
   Class B Shares
   2020........................... 1.45% to 2.70%     9,878 35.63 to 14.42    317   0.04%      36.69% to   34.96%
   2019........................... 1.50% to 1.50%        54 25.95 to 25.95      1   0.16%      34.73% to   34.73%
   2018........................... 1.45% to 1.50%       500 19.34 to 19.26     10   0.47%     (3.30)% to  (3.35)%
   2017........................... 1.45% to 1.50%       505 20.00 to 19.93     10   0.46%      24.14% to   24.08%
   2016........................... 1.45% to 1.50%       508 16.11 to 16.06      8   0.52%       2.49% to    2.44%
Deutsche DWS Variable Series II
 DWS CROCI(R) U.S. VIP --
   Class B Shares
   2020........................... 1.45% to 2.70%    14,968  14.20 to 9.36    200   0.86%    (13.68)% to (14.78)%
   2019........................... 1.45% to 2.05%     3,181 16.45 to 15.60     51   1.59%      30.57% to   29.77%
   2018........................... 1.45% to 2.05%     3,554 12.60 to 12.02     43   2.19%    (12.01)% to (12.55)%
   2017........................... 1.45% to 2.05%     3,580 14.32 to 13.75     50   1.20%      20.68% to   19.95%
   2016........................... 1.45% to 2.05%     4,554 11.87 to 11.46     53   0.70%     (6.00)% to  (6.57)%
 DWS Small Mid Cap Value VIP
   -- Class B Shares
   2020........................... 1.45% to 2.05%       381 37.18 to 19.21     11   1.12%     (2.54)% to  (3.13)%
   2019........................... 1.45% to 2.05%       385 38.15 to 19.83     11   0.36%      19.24% to   18.51%
   2018........................... 1.45% to 2.05%       420 31.99 to 16.73     10   1.01%    (17.55)% to (18.05)%
   2017........................... 1.45% to 2.05%       416 38.80 to 20.42     12   0.37%       8.54% to    7.88%
   2016........................... 1.45% to 2.05%       691 35.75 to 18.93     21   0.23%      14.79% to   14.09%
Eaton Vance Variable Trust
 VT Floating -- Rate Income Fund
   2020........................... 1.45% to 2.95% 2,304,568  14.55 to 9.97 31,675   3.35%       0.52% to  (1.01)%
   2019........................... 1.45% to 2.95% 3,508,172 14.47 to 10.07 47,382   4.30%       5.53% to    1.42%
   2018........................... 1.45% to 2.55% 4,310,088 13.71 to 10.81 55,170   3.78%     (1.53)% to  (2.63)%
   2017........................... 1.45% to 2.55% 3,553,962 13.93 to 11.10 47,028   3.26%       1.93% to    0.79%
   2016........................... 1.45% to 2.55% 3,454,127 13.66 to 11.01 45,076   3.48%       7.37% to    6.18%
Federated Hermes Insurance Series
 Federated Hermes High Income
   Bond Fund II -- Primary Shares
   2020........................... 1.15% to 1.60%   229,820 43.50 to 24.51  7,564   5.95%       4.37% to    3.90%
   2019........................... 1.15% to 1.60%   263,604 41.68 to 23.59  8,329   6.18%      13.23% to   12.72%
   2018........................... 1.15% to 1.60%   312,043 36.81 to 20.92  8,709   8.26%     (4.41)% to  (4.84)%
   2017........................... 1.15% to 1.60%   392,514 38.51 to 21.99 11,433   6.75%       5.71% to    5.24%
   2016........................... 1.15% to 1.60%   438,539 36.42 to 20.89 12,261   6.39%      13.50% to   12.99%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 Federated Hermes High Income
   Bond Fund II -- Service Shares
   2020............................. 1.45% to 2.30%   342,250 25.70 to 18.96  8,704   5.87%      3.93% to    3.03%
   2019............................. 1.45% to 2.30%   407,731 24.73 to 18.40  9,986   6.12%     12.47% to   11.50%
   2018............................. 1.45% to 2.30%   480,427 21.99 to 16.50 10,464   8.01%    (4.84)% to  (5.66)%
   2017............................. 1.45% to 2.30%   572,362 23.11 to 17.49 13,105   6.78%      5.02% to    4.12%
   2016............................. 1.45% to 2.30%   661,694 22.00 to 16.80 14,457   5.99%     12.87% to   11.90%
 Federated Hermes Kaufmann
   Fund II -- Service Shares
   2020............................. 1.45% to 2.95%   817,878 62.16 to 12.86 33,781   0.00%     26.62% to   24.69%
   2019............................. 1.45% to 2.30%   397,953 49.09 to 28.10 17,962   0.00%     31.58% to   30.45%
   2018............................. 1.45% to 2.30%   483,018 37.31 to 21.54 16,558   0.00%      2.06% to    1.18%
   2017............................. 1.45% to 2.30%   565,395 36.55 to 21.29 18,972   0.00%     26.12% to   25.04%
   2016............................. 1.45% to 2.40%   669,966 28.98 to 13.39 17,713   0.00%      1.92% to    0.94%
 Federated Hermes Managed
   Volatility Fund II -- Primary
   Shares
   2020............................. 1.15% to 1.60%   346,612 34.16 to 16.22  8,326   2.63%    (0.23)% to  (0.68)%
   2019............................. 1.15% to 1.60%   401,469 34.24 to 16.33  9,683   2.06%     18.85% to   18.31%
   2018............................. 1.15% to 1.60%   414,090 28.81 to 13.80  8,569   2.24%    (9.55)% to  (9.96)%
   2017............................. 1.15% to 1.60%   246,565 31.85 to 15.33  5,717   4.00%     16.76% to   16.23%
   2016............................. 1.15% to 1.60%   284,028 27.28 to 13.19  5,631   5.04%      6.45% to    5.98%
Fidelity(R) Variable Insurance Products Fund
 VIP Asset Manager/SM /Portfolio --
   Initial Class
   2020............................. 1.15% to 1.60%   643,594 69.29 to 21.74 39,298   1.49%     13.55% to   13.04%
   2019............................. 1.15% to 1.60%   707,627 61.02 to 19.23 37,629   1.72%     16.89% to   16.36%
   2018............................. 1.15% to 1.60%   813,538 52.21 to 16.53 36,760   1.64%    (6.44)% to  (6.87)%
   2017............................. 1.15% to 1.60%   916,639 55.80 to 17.75 44,319   1.83%     12.80% to   12.29%
   2016............................. 1.15% to 1.60% 1,050,104 49.47 to 15.80 44,751   1.44%      1.89% to    1.43%
 VIP Asset Manager/SM /Portfolio --
   Service Class 2
   2020............................. 1.45% to 2.30%   264,508 21.70 to 18.55  5,381   1.28%     12.87% to   11.90%
   2019............................. 1.45% to 2.30%   279,656 19.23 to 16.57  5,036   1.54%     16.30% to   15.30%
   2018............................. 1.45% to 2.30%   317,202 16.53 to 14.38  4,926   1.39%    (6.99)% to  (7.80)%
   2017............................. 1.45% to 2.30%   362,146 17.77 to 15.59  6,060   1.55%     12.10% to   11.13%
   2016............................. 1.45% to 2.30%   503,089 15.86 to 14.03  7,542   1.17%      1.35% to    0.48%
 VIP Balanced Portfolio -- Service
   Class 2
   2020............................. 1.45% to 2.95% 3,167,986 25.94 to 12.58 73,537   1.26%     20.36% to   18.53%
   2019............................. 1.45% to 2.95% 3,373,337 21.55 to 10.61 65,443   1.54%     22.32% to   13.09%
   2018............................. 1.45% to 2.55% 3,543,811 17.62 to 14.00 57,219   1.24%    (5.83)% to  (6.89)%
   2017............................. 1.45% to 2.55% 3,994,733 18.71 to 15.04 68,642   1.25%     14.44% to   13.16%
   2016............................. 1.45% to 2.55% 4,451,565 16.35 to 13.29 67,008   1.16%      5.43% to    4.26%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE     000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- --------------- ------- ---------- --------------------
 VIP Contrafund(R) Portfolio --
   Initial Class
   2020......................... 1.15% to 1.60% 1,330,933 139.43 to 44.31 111,998   0.25%      29.06% to   28.48%
   2019......................... 1.15% to 1.60% 1,515,972 108.03 to 34.49  98,145   0.45%      30.07% to   29.48%
   2018......................... 1.15% to 1.60% 1,750,240  83.06 to 26.64  86,785   0.69%     (7.46)% to  (7.88)%
   2017......................... 1.15% to 1.60% 1,993,834  89.76 to 28.92 106,146   0.98%      20.48% to   19.94%
   2016......................... 1.15% to 1.60% 2,386,708  74.50 to 24.11 104,523   0.78%       6.76% to    6.29%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2020......................... 1.45% to 2.70% 2,105,121  53.42 to 13.45  84,624   0.09%      28.35% to   26.72%
   2019......................... 1.45% to 2.95% 3,465,444  41.62 to 10.60  98,850   0.21%      29.37% to   12.83%
   2018......................... 1.45% to 2.55% 4,330,377  32.17 to 15.19  96,356   0.41%     (8.00)% to  (9.03)%
   2017......................... 1.45% to 2.55% 6,330,228  34.97 to 16.70 149,150   0.77%      19.83% to   18.50%
   2016......................... 1.45% to 2.55% 5,987,180  29.18 to 14.09 121,938   0.44%       6.17% to    4.99%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2020......................... 1.45% to 1.70%    46,449  49.29 to 47.12   2,233   0.05%      31.41% to   31.08%
   2019......................... 1.45% to 1.70%    51,564  37.51 to 35.95   1,897   0.37%      27.94% to   27.62%
   2018......................... 1.45% to 1.70%    60,233  29.32 to 28.17   1,733   0.31%     (6.55)% to  (6.79)%
   2017......................... 1.45% to 1.70%    79,730  31.37 to 30.22   2,466   0.62%      21.72% to   21.41%
   2016......................... 1.45% to 1.70%    93,114  25.77 to 24.89   2,362   0.70%       1.17% to    0.92%
 VIP Equity-Income Portfolio --
   Initial Class
   2020......................... 1.15% to 1.60%   952,178 123.64 to 24.19  68,677   1.78%       5.46% to    4.99%
   2019......................... 1.15% to 1.60% 1,092,955 117.23 to 23.04  73,813   1.97%      25.98% to   25.41%
   2018......................... 1.15% to 1.60% 1,259,203  93.06 to 18.37  66,554   2.18%     (9.35)% to  (9.77)%
   2017......................... 1.15% to 1.60% 1,439,981 102.66 to 20.36  83,586   1.67%      11.60% to   11.10%
   2016......................... 1.15% to 1.60% 1,699,936  91.99 to 18.32  86,520   2.24%      16.66% to   16.14%
 VIP Equity-Income Portfolio --
   Service Class 2
   2020......................... 1.45% to 2.95% 6,938,864  30.68 to 11.06 137,238   2.07%       4.90% to    3.30%
   2019......................... 1.45% to 2.95% 3,137,408  29.25 to 10.71  66,685   1.79%      25.26% to   15.21%
   2018......................... 1.45% to 2.55% 3,615,685  23.35 to 11.43  61,043   1.97%     (9.87)% to (10.88)%
   2017......................... 1.45% to 2.55% 4,115,160  25.90 to 12.83  77,518   1.58%      11.02% to    9.79%
   2016......................... 1.45% to 2.40% 2,765,882  23.33 to 11.86  52,129   1.37%      16.01% to   14.89%
 VIP Growth & Income
   Portfolio -- Initial Class
   2020......................... 1.15% to 1.60%   468,224  45.14 to 24.06  16,382   2.06%       6.60% to    6.13%
   2019......................... 1.15% to 1.60%   572,663  42.35 to 22.67  19,010   3.57%      28.56% to   27.98%
   2018......................... 1.15% to 1.60%   669,851  32.94 to 17.72  17,108   0.35%    (10.03)% to (10.44)%
   2017......................... 0.75% to 1.60%   753,630  23.82 to 19.78  21,216   1.24%      16.02% to   15.04%
   2016......................... 0.75% to 1.60%   861,702  20.53 to 17.20  20,834   1.66%      15.21% to   14.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                  EXPENSE AS A                              NET    INVESTMENT
                                  % OF AVERAGE                             ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE     000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- --------------- ------- ---------- --------------------
 VIP Growth & Income
   Portfolio -- Service Class 2
   2020......................... 1.45% to 1.95%    622,539  31.72 to 25.80  15,242   1.95%       6.03% to    5.50%
   2019......................... 1.45% to 1.95%    596,708  29.91 to 24.45  13,990   3.44%      27.80% to   27.15%
   2018......................... 1.45% to 1.95%    693,248  23.41 to 19.23  12,702   0.19%    (10.52)% to (10.97)%
   2017......................... 1.45% to 1.95%    938,297  26.16 to 21.60  18,986   1.07%      14.93% to   14.34%
   2016......................... 1.45% to 1.95%  1,126,092  22.76 to 18.89  19,602   1.76%      14.13% to   13.56%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2020......................... 1.15% to 1.60%    349,783  78.26 to 45.06  21,657   0.01%      66.72% to   65.97%
   2019......................... 1.15% to 1.60%    371,845  46.94 to 27.15  13,156   0.14%      39.22% to   38.59%
   2018......................... 0.75% to 1.60%    406,228  25.17 to 19.59  10,428   0.12%      11.61% to   10.65%
   2017......................... 0.75% to 1.60%    436,435  22.55 to 17.70  10,237   0.30%      33.51% to   32.37%
   2016......................... 0.75% to 1.60%    485,643  16.89 to 13.37   8,601   0.31%     (0.41)% to  (1.26)%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2020......................... 1.45% to 2.95%  1,610,844  55.14 to 17.74  83,616   0.00%      65.79% to   63.28%
   2019......................... 1.45% to 2.30%    221,938  33.26 to 31.05   7,307   0.00%      38.46% to   37.26%
   2018......................... 1.45% to 2.30%    295,327  24.02 to 22.62   7,032   0.08%      10.57% to    9.62%
   2017......................... 1.45% to 2.30%    179,474  21.72 to 20.64   3,877   0.11%      32.24% to   31.10%
   2016......................... 1.45% to 2.40%    244,930  16.43 to 15.66   4,002   0.05%     (1.38)% to  (2.33)%
 VIP Growth Portfolio --
   Initial Class
   2020......................... 1.15% to 1.60%    709,677 241.64 to 36.74  77,383   0.08%      42.23% to   41.60%
   2019......................... 1.15% to 1.60%    800,049 169.88 to 25.94  61,520   0.26%      32.77% to   32.17%
   2018......................... 1.15% to 1.60%    942,343 127.95 to 19.63  54,324   0.24%     (1.32)% to  (1.77)%
   2017......................... 1.15% to 1.60%  1,084,069 129.67 to 19.98  62,496   0.22%      33.58% to   32.98%
   2016......................... 1.15% to 1.60%  1,270,208  97.07 to 15.03  53,604   0.04%     (0.36)% to  (0.80)%
 VIP Growth Portfolio --
   Service Class 2
   2020......................... 1.45% to 2.30%    638,950  57.09 to 40.08  20,823   0.05%      41.47% to   40.25%
   2019......................... 1.45% to 2.30%    890,448  40.36 to 28.57  21,867   0.06%      32.03% to   30.90%
   2018......................... 1.45% to 2.30%  1,014,497  30.57 to 21.83  18,717   0.04%     (1.88)% to  (2.74)%
   2017......................... 1.45% to 2.30%  1,138,148  31.15 to 22.44  21,409   0.08%      32.87% to   31.73%
   2016......................... 1.45% to 2.30%  1,126,260  23.45 to 17.04  15,246   0.00%     (0.90)% to  (1.76)%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2020......................... 1.45% to 2.95%  5,125,703  14.96 to 10.73  73,491   2.07%       7.58% to    5.94%
   2019......................... 1.45% to 2.95%  5,608,412  13.91 to 10.13  75,094   2.47%       7.82% to    2.60%
   2018......................... 1.45% to 2.55%  6,078,307  12.90 to 11.32  75,876   1.94%     (2.23)% to  (3.33)%
   2017......................... 1.45% to 2.55%  9,506,920  13.20 to 11.71 121,545   2.17%       2.49% to    1.35%
   2016......................... 1.45% to 2.55% 10,950,778  12.87 to 11.55 137,126   2.28%       2.97% to    1.82%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Mid Cap Portfolio --
   Initial Class
   2020......................... 0.75% to 0.75%        139 59.89 to 59.89       8   0.66%      17.30% to   17.30%
   2019......................... 0.75% to 0.75%        139 51.06 to 51.06       7   0.76%      22.52% to   22.52%
   2018......................... 0.75% to 0.75%        212 41.67 to 41.67       9   0.64%    (15.18)% to (15.18)%
   2017......................... 0.75% to 0.75%        271 49.13 to 49.13      13   0.71%      19.90% to   19.90%
   2016......................... 0.75% to 0.75%        268 40.98 to 40.98      11   0.52%      11.39% to   11.39%
 VIP Mid Cap Portfolio --
   Service Class 2
   2020......................... 1.15% to 2.70%  1,245,670 57.33 to 11.87  57,839   0.36%      16.51% to   14.69%
   2019......................... 1.15% to 2.95%  3,381,562 49.21 to 10.34  99,611   0.65%      21.76% to    7.14%
   2018......................... 1.15% to 2.55%  3,892,358 40.41 to 14.33  94,762   0.39%    (15.76)% to (16.96)%
   2017......................... 1.15% to 2.55%  4,371,427 47.97 to 17.26 129,568   0.47%      19.15% to   17.47%
   2016......................... 1.15% to 2.55%  5,321,532 40.26 to 14.69 134,193   0.33%      10.64% to    9.08%
 VIP Overseas Portfolio --
   Initial Class
   2020......................... 0.75% to 1.60%    339,686 20.05 to 19.82  12,442   0.44%      14.75% to   13.77%
   2019......................... 0.75% to 1.60%    386,086 17.47 to 17.42  12,318   1.56%      26.81% to   25.73%
   2018......................... 0.75% to 1.60%    518,531 13.78 to 13.85  13,286   1.50%    (15.45)% to (16.18)%
   2017......................... 0.75% to 1.60%    582,607 16.30 to 16.53  17,614   1.40%      29.31% to   28.21%
   2016......................... 0.75% to 1.60%    654,951 12.60 to 12.89  15,403   1.36%     (5.77)% to  (6.57)%
 VIP Value Strategies
   Portfolio -- Service Class 2
   2020......................... 1.45% to 1.85%    100,450 26.09 to 24.38   2,595   1.05%       6.45% to    6.02%
   2019......................... 1.45% to 1.85%     89,980 24.51 to 23.00   2,180   1.40%      32.15% to   31.62%
   2018......................... 1.45% to 1.85%    107,961 18.55 to 17.47   1,980   0.70%    (18.70)% to (19.03)%
   2017......................... 1.45% to 1.85%    115,318 22.81 to 21.58   2,609   1.23%      17.36% to   16.89%
   2016......................... 1.45% to 2.20%    139,915 19.44 to 18.27   2,693   0.86%       7.69% to    6.87%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Allocation VIP Fund
   -- Class 2 Shares
   2020......................... 1.45% to 2.95%  3,226,110 15.71 to 11.30  46,846   1.49%      10.12% to    8.45%
   2019......................... 1.45% to 2.95%  3,885,483 14.26 to 10.42  51,620   3.54%      18.12% to    8.92%
   2018......................... 1.45% to 2.55%  4,651,064 12.07 to 10.63  52,976   3.04%    (10.97)% to (11.97)%
   2017......................... 1.45% to 2.55%  5,446,835 13.56 to 12.08  70,021   2.66%      10.36% to    9.13%
   2016......................... 1.45% to 2.55%  6,295,431 12.29 to 11.07  73,692   3.89%      11.54% to   10.30%
 Franklin Income VIP Fund --
   Class 2 Shares
   2020......................... 1.45% to 2.95% 12,214,101 19.70 to 10.05 197,153   5.89%     (0.77)% to  (2.28)%
   2019......................... 1.45% to 2.95% 13,872,298 19.85 to 10.28 228,613   5.36%      14.38% to    5.93%
   2018......................... 1.45% to 2.55% 15,980,562 17.35 to 11.91 235,328   4.82%     (5.70)% to  (6.76)%
   2017......................... 1.45% to 2.55% 19,017,806 18.40 to 12.77 298,896   4.16%       8.09% to    6.88%
   2016......................... 1.45% to 2.55% 22,022,852 17.02 to 11.95 322,404   5.01%      12.37% to   11.12%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                      EXPENSE AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2020............................. 1.45% to 2.70%   8,569 46.62 to 14.55    332   0.00%      42.54% to   40.73%
   2019............................. 1.45% to 2.05%   5,369 32.71 to 24.39    172   0.00%      32.63% to   31.82%
   2018............................. 1.45% to 2.05%   6,687 24.66 to 18.50    160   0.00%     (2.90)% to  (3.50)%
   2017............................. 1.45% to 2.05%   7,145 25.40 to 19.17    176   0.62%      26.26% to   25.49%
   2016............................. 1.45% to 2.05%   8,656 20.12 to 15.28    168   0.00%     (3.21)% to  (3.80)%
 Franklin Mutual Shares VIP Fund --
   Class 2 Shares
   2020............................. 1.45% to 2.30% 518,822 24.70 to 14.05  9,787   2.88%     (6.42)% to  (7.23)%
   2019............................. 1.45% to 2.30% 542,401 26.40 to 15.14 11,058   1.73%      20.80% to   19.75%
   2018............................. 1.45% to 2.30% 684,419 21.85 to 12.64 11,807   2.31%    (10.39)% to (11.17)%
   2017............................. 1.45% to 2.30% 807,265 24.39 to 14.23 15,618   2.22%       6.78% to    5.86%
   2016............................. 1.45% to 2.40% 899,932 22.84 to 11.63 16,318   1.97%      14.38% to   13.28%
 Templeton Foreign VIP Fund --
   Class 1 Shares
   2020............................. 1.15% to 1.60% 285,937 15.37 to 14.30  4,181   3.60%     (2.06)% to  (2.50)%
   2019............................. 1.15% to 1.60% 333,141 15.69 to 14.66  4,987   1.96%      11.54% to   11.04%
   2018............................. 1.15% to 1.60% 401,348 14.07 to 13.20  5,399   2.92%    (16.25)% to (16.63)%
   2017............................. 0.75% to 1.60% 455,848 17.71 to 15.84  7,353   2.75%      16.14% to   15.16%
   2016............................. 1.15% to 1.60% 520,746 14.52 to 13.75  7,303   2.15%       6.25% to    5.78%
 Templeton Foreign VIP Fund --
   Class 2 Shares
   2020............................. 1.45% to 2.05%   9,754 21.08 to 12.00    186   4.05%     (2.59)% to  (3.18)%
   2019............................. 1.45% to 2.70%  39,707 21.64 to 10.53    574   1.75%      10.90% to   11.16%
   2018............................. 1.45% to 2.20%  42,632  19.52 to 8.42    561   2.63%    (16.68)% to (17.31)%
   2017............................. 1.45% to 2.20%  42,788 23.42 to 10.18    682   2.22%      15.01% to   14.13%
   2016............................. 1.45% to 2.20%  76,618 20.37 to  8.92  1,035   1.96%       5.63% to    4.82%
 Templeton Global Bond VIP Fund
   -- Class 1 Shares
   2020............................. 1.15% to 1.40% 211,197 17.88 to 17.18  3,655   8.41%     (6.17)% to  (6.40)%
   2019............................. 1.15% to 1.40% 265,427 19.06 to 18.35  4,923   7.04%       1.08% to    0.83%
   2018............................. 1.15% to 1.40% 293,263 18.86 to 18.20  5,388   0.00%       1.03% to    0.78%
   2017............................. 1.15% to 1.40% 318,265 18.66 to 18.06  5,797   0.00%       0.98% to    0.73%
   2016............................. 1.15% to 1.40% 367,813 18.48 to 17.93  6,648   0.00%       2.02% to    1.77%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2020............................. 1.45% to 2.20% 500,692 13.51 to 12.08  6,307   3.03%       4.27% to    3.47%
   2019............................. 1.45% to 2.70% 578,148 12.96 to 10.63  7,034   2.84%      13.48% to   13.42%
   2018............................. 1.45% to 2.20% 683,681 11.42 to 10.37  7,356   2.14%    (16.09)% to (16.73)%
   2017............................. 1.45% to 2.20% 889,619 13.61 to 12.45 11,558   1.61%      16.79% to   15.90%
   2016............................. 1.45% to 2.20% 794,807 11.65 to 10.74  8,798   2.09%       8.03% to    7.21%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Government
   Money Market Fund --
   Service Shares
   2020.......................... 0.75% to 2.80% 14,188,414  9.78 to  9.69 129,769   0.25%     (0.48)% to  (2.54)%
   2019.......................... 0.75% to 2.95% 12,166,472  9.83 to  9.93 112,712   1.84%       1.09% to  (1.37)%
   2018.......................... 0.75% to 2.45% 13,748,569  9.73 to  8.71 126,903   1.46%       0.72% to  (1.02)%
   2017.......................... 0.75% to 2.55% 13,526,631  9.66 to  8.75 124,949   0.50%     (0.24)% to  (2.05)%
   2016.......................... 0.75% to 2.55% 14,233,505  9.68 to  8.93 132,976   0.04%     (0.71)% to  (2.50)%
 Goldman Sachs Large Cap
   Value Fund -- Institutional
   Shares
   2020.......................... 1.15% to 1.60%    278,468 21.37 to 20.05   5,868   1.42%       2.78% to    2.32%
   2019.......................... 1.15% to 1.60%    294,059 20.79 to 19.60   6,049   1.48%      24.48% to   23.92%
   2018.......................... 1.15% to 1.60%    331,048 16.71 to 15.82   5,486   1.22%     (9.51)% to  (9.93)%
   2017.......................... 1.15% to 1.60%    385,587 18.46 to 17.56   7,080   1.58%       8.60% to    8.11%
   2016.......................... 1.15% to 1.60%    440,569 17.00 to 16.24   7,464   2.05%      10.30% to    9.80%
 Goldman Sachs Mid Cap Value
   Fund -- Institutional Shares
   2020.......................... 1.15% to 2.30%    659,144 51.59 to 22.49  30,767   0.63%       7.15% to    5.91%
   2019.......................... 1.15% to 2.30%    744,552 48.15 to 21.24  32,552   0.77%      30.02% to   28.50%
   2018.......................... 1.15% to 2.30%    882,773 37.03 to 16.53  29,982   1.26%    (11.49)% to (12.53)%
   2017.......................... 1.15% to 2.30%  1,043,479 41.84 to 18.89  39,934   0.61%       9.80% to    8.52%
   2016.......................... 1.15% to 2.30%  1,673,110 38.11 to 17.41  51,961   1.43%      12.23% to   10.93%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2020.......................... 1.45% to 2.70%    159,380 16.03 to 10.59   2,376   1.89%       6.28% to    4.93%
   2019.......................... 1.45% to 2.70%    180,641 15.08 to 10.09   2,579   2.56%       6.61% to    1.94%
   2018.......................... 1.45% to 2.20%    196,996 14.15 to 12.21   2,659   2.55%     (1.41)% to  (2.16)%
   2017.......................... 1.45% to 2.20%    248,134 14.35 to 12.48   3,406   2.52%       2.07% to    1.30%
   2016.......................... 1.45% to 2.20%    278,782 14.06 to 12.32   3,768   2.62%       0.64% to  (0.12)%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio --
   Class 1
   2020.......................... 1.45% to 2.70%     11,919 36.16 to 10.21     229   1.63%     (1.09)% to  (2.34)%
   2019.......................... 1.45% to 2.70%     17,818 36.56 to 10.45     342   1.61%      24.92% to    9.57%
   2018.......................... 1.45% to 2.20%     20,960 29.26 to  9.31     332   0.85%    (13.12)% to (13.79)%
   2017.......................... 1.45% to 2.20%     15,289 33.68 to 10.80     295   0.91%      12.12% to   11.74%
   2016.......................... 1.45% to 2.05%      3,206 30.04 to 28.67      95   0.88%      13.04% to   12.35%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2020.......................... 1.45% to 2.70%      7,847 40.72 to 11.69     162   0.83%      12.04% to   10.62%
   2019.......................... 1.45% to 2.70%      4,539 36.34 to 10.57      93   0.41%      22.77% to   12.02%
   2018.......................... 1.45% to 2.20%      5,359 29.60 to 11.34      93   0.47%    (13.21)% to (13.88)%
   2017.......................... 1.45% to 2.20%     10,889 34.11 to 13.17     208   0.32%      13.56% to   12.70%
   2016.......................... 1.45% to 2.20%     13,229 30.04 to 11.69     231   0.02%      18.48% to   38.30%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS     UNIT VALUE     000S   RATIO (2)   TOTAL RETURN (3)
                                -------------- --------- --------------- ------- ---------- -------------------
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2020........................ 1.45% to 2.70%    34,903  37.26 to 13.27   1,146   0.83%     23.45% to   21.88%
   2019........................ 1.45% to 2.70%    48,037  30.18 to 10.88   1,351   0.86%     29.84% to   19.09%
   2018........................ 1.45% to 2.20%    58,934  23.24 to 18.16   1,297   0.72%    (7.53)% to  (8.24)%
   2017........................ 1.45% to 2.20%    47,172  25.14 to 19.79   1,129   0.88%     20.56% to   19.65%
   2016........................ 1.45% to 2.20%    59,840  20.85 to 16.54   1,196   0.95%      9.33% to    8.50%
Janus Aspen Series
 Janus Henderson Balanced
   Portfolio -- Institutional
   Shares
   2020........................ 1.15% to 1.60% 1,201,550  83.27 to 34.97  67,618   2.41%     12.99% to   12.49%
   2019........................ 1.15% to 1.60% 1,372,598  73.70 to 31.09  67,981   1.89%     21.18% to   20.63%
   2018........................ 1.15% to 1.60% 1,541,152  60.82 to 25.77  63,108   2.15%    (0.48)% to  (0.94)%
   2017........................ 1.15% to 1.60% 1,754,161  61.11 to 26.01  72,839   1.59%     17.07% to   16.55%
   2016........................ 1.15% to 1.60% 2,031,781  52.20 to 22.32  71,783   2.18%      3.40% to    2.94%
 Janus Henderson Balanced
   Portfolio -- Service Shares
   2020........................ 1.45% to 2.95% 3,934,377  35.61 to 11.74 103,837   2.06%     12.38% to   10.67%
   2019........................ 1.45% to 2.95% 4,362,890  31.68 to 10.61 104,197   1.62%     20.50% to   12.94%
   2018........................ 1.45% to 2.55% 4,557,252  26.29 to 16.36  93,108   1.78%    (1.03)% to  (2.14)%
   2017........................ 1.45% to 2.55% 5,193,649  26.57 to 16.72 107,672   1.37%     16.43% to   15.13%
   2016........................ 1.45% to 2.55% 5,802,246  22.82 to 14.52 103,508   1.92%      2.82% to    1.67%
 Janus Henderson Enterprise
   Portfolio -- Institutional
   Shares
   2020........................ 1.15% to 1.60%   567,328 150.58 to 41.31  48,775   0.11%     18.10% to   17.57%
   2019........................ 1.15% to 1.60%   663,852 127.51 to 35.13  47,920   0.20%     33.93% to   33.32%
   2018........................ 1.15% to 1.60%   770,451  95.21 to 26.35  41,324   0.26%    (1.57)% to  (2.01)%
   2017........................ 1.15% to 1.60%   891,322  96.72 to 26.89  48,550   0.62%     25.96% to   25.39%
   2016........................ 1.15% to 1.60% 1,051,330  76.79 to 21.45  45,233   0.14%     11.07% to   10.57%
 Janus Henderson Enterprise
   Portfolio -- Service Shares
   2020........................ 1.50% to 1.70%   239,694  21.99 to 21.09   5,743   0.04%     17.40% to   17.16%
   2019........................ 1.50% to 1.70%   285,568  18.73 to 18.00   5,787   0.05%     33.13% to   32.86%
   2018........................ 1.50% to 1.70%   320,337  14.07 to 13.55   4,945   0.13%    (2.16)% to  (2.36)%
   2017........................ 1.50% to 1.70%   354,600  14.38 to 13.88   5,538   0.53%     25.19% to   24.93%
   2016........................ 1.50% to 1.70%   387,640  11.49 to 11.11   4,824   0.02%     10.43% to   10.20%
 Janus Henderson Flexible Bond
   Portfolio -- Institutional
   Shares
   2020........................ 0.75% to 1.60%   328,355  26.86 to 22.52   9,236   2.89%      9.65% to    8.72%
   2019........................ 0.75% to 1.60%   361,263  24.50 to 20.72   9,257   3.29%      8.75% to    7.82%
   2018........................ 0.75% to 1.60%   397,166  22.53 to 19.21   9,430   3.02%    (1.75)% to  (2.59)%
   2017........................ 0.75% to 1.60%   477,104  22.93 to 19.73  11,653   2.74%      2.84% to    1.97%
   2016........................ 0.75% to 1.60%   611,114  22.29 to 19.34  14,878   2.78%      1.70% to    0.83%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Henderson Forty
   Portfolio -- Institutional Shares
   2020.............................. 0.75% to 1.60%   540,957 49.38 to 51.56 44,644   0.71%      38.36% to   37.18%
   2019.............................. 0.75% to 1.60%   615,748 35.69 to 37.59 37,121   0.15%      36.13% to   34.97%
   2018.............................. 0.75% to 1.60%   712,447 26.22 to 27.85 31,632   1.16%       1.21% to    0.35%
   2017.............................. 0.75% to 1.60%   808,548 25.90 to 27.75 35,582   0.00%      29.34% to   28.24%
   2016.............................. 0.75% to 1.60%   948,927 20.03 to 21.64 32,376   0.00%       1.43% to    0.57%
 Janus Henderson Forty
   Portfolio -- Service Shares
   2020.............................. 1.45% to 2.70%   355,733 73.23 to 14.61 16,225   0.63%      37.02% to   35.28%
   2019.............................. 1.45% to 2.35%   401,490 53.44 to 30.54 13,296   0.02%      34.87% to   33.64%
   2018.............................. 1.45% to 2.35%   450,821 39.63 to 22.85 11,059   1.23%       0.24% to  (0.69)%
   2017.............................. 1.45% to 2.35%   526,903 39.53 to 23.01 12,868   0.00%      28.12% to   26.95%
   2016.............................. 1.45% to 2.55% 2,184,706 30.86 to 16.09 37,015   0.00%       0.47% to  (0.65)%
 Janus Henderson Global Research
   Portfolio -- Institutional Shares
   2020.............................. 1.15% to 1.60%   806,441 75.16 to 21.38 38,570   0.82%      18.68% to   18.14%
   2019.............................. 1.15% to 1.60%   921,465 63.33 to 18.10 36,410   0.96%      27.56% to   26.98%
   2018.............................. 1.15% to 1.60% 1,123,327 49.65 to 14.25 35,421   1.11%     (7.94)% to  (8.36)%
   2017.............................. 1.15% to 1.60% 1,300,011 53.93 to 15.55 43,987   0.81%      25.57% to   25.01%
   2016.............................. 1.15% to 1.60% 1,495,339 42.95 to 12.44 40,317   1.07%       0.89% to    0.44%
 Janus Henderson Global Research
   Portfolio -- Service Shares
   2020.............................. 1.50% to 1.70%   216,251 13.66 to 13.10  3,064   0.64%      17.97% to   17.73%
   2019.............................. 1.50% to 1.70%   245,687 11.58 to 11.13  2,943   0.86%      26.78% to   26.53%
   2018.............................. 1.50% to 1.70%   285,686  9.13 to  8.79  2,720   0.93%     (8.48)% to  (8.67)%
   2017.............................. 1.50% to 1.70%   356,238  9.98 to  9.63  3,698   0.69%      24.79% to   24.54%
   2016.............................. 1.50% to 1.70%   407,053  8.00 to  7.73  3,384   0.94%       0.29% to    0.09%
 Janus Henderson Global
   Technology and Innovation
   Portfolio -- Service Shares
   2020.............................. 1.15% to 1.70%   465,814 28.93 to 25.25 12,498   0.00%      48.99% to   48.17%
   2019.............................. 1.15% to 1.70%   530,984 19.42 to 17.04  9,593   0.42%      43.15% to   42.36%
   2018.............................. 1.15% to 1.70%   586,687 13.56 to 11.97  7,432   1.11%     (0.26)% to  (0.82)%
   2017.............................. 1.15% to 1.70%   658,251 13.60 to 12.07  8,399   0.45%      43.25% to   42.46%
   2016.............................. 1.15% to 1.70%   660,400  9.49 to  8.47  5,893   0.09%      12.54% to   11.92%
 Janus Henderson Overseas
   Portfolio -- Institutional Shares
   2020.............................. 0.75% to 1.60%   546,581 19.44 to 27.43 20,468   1.35%      15.42% to   14.44%
   2019.............................. 0.75% to 1.60%   609,299 16.84 to 23.97 19,831   1.88%      26.07% to   24.99%
   2018.............................. 0.75% to 1.60%   705,173 13.36 to 19.18 18,334   1.76%    (15.58)% to (16.31)%
   2017.............................. 0.75% to 1.60%   765,523 15.83 to 22.91 23,652   1.64%      30.14% to   29.03%
   2016.............................. 0.75% to 1.60%   890,300 12.16 to 17.76 21,291   4.65%     (7.15)% to  (7.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Henderson Overseas
   Portfolio -- Service Shares
   2020.............................. 1.45% to 2.10%   133,890 35.52 to 22.06  2,298   1.22%      14.34% to   13.59%
   2019.............................. 1.45% to 2.10%   153,244 31.06 to 19.42  2,287   1.83%      24.87% to   24.05%
   2018.............................. 1.45% to 2.10%   168,333 24.87 to 15.65  2,019   1.66%    (16.37)% to (16.93)%
   2017.............................. 1.45% to 2.10%   181,510 29.75 to 18.84  2,611   1.55%      28.91% to   28.07%
   2016.............................. 1.45% to 2.10%   206,876 23.07 to 14.71  2,326   4.67%     (8.06)% to  (8.66)%
 Janus Henderson Research
   Portfolio -- Institutional Shares
   2020.............................. 1.15% to 1.60%   851,566 92.26 to 29.32 47,480   0.54%      31.42% to   30.83%
   2019.............................. 1.15% to 1.60%   950,185 70.20 to 22.41 40,526   0.45%      33.96% to   33.36%
   2018.............................. 1.15% to 1.60% 1,128,053 52.41 to 16.81 35,820   0.54%     (3.70)% to  (4.14)%
   2017.............................. 1.15% to 1.60% 1,347,021 54.42 to 17.53 43,863   0.39%      26.41% to   25.85%
   2016.............................. 1.15% to 1.60% 1,569,263 43.05 to 13.93 40,553   0.53%     (0.66)% to  (1.10)%
 Janus Henderson Research
   Portfolio -- Service Shares
   2020.............................. 1.50% to 1.70%   149,158 22.06 to 21.16  3,409   0.36%      30.59% to   30.32%
   2019.............................. 1.50% to 1.70%   180,738 16.89 to 16.23  3,179   0.30%      33.20% to   32.93%
   2018.............................. 1.50% to 1.70%   209,137 12.68 to 12.21  2,751   0.35%     (4.30)% to  (4.50)%
   2017.............................. 1.50% to 1.70%   263,890 13.25 to 12.79  3,614   0.24%      25.65% to   25.39%
   2016.............................. 1.50% to 1.70%   313,350 10.55 to 10.20  3,429   0.38%     (1.23)% to  (1.43)%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2020.............................. 1.45% to 2.30%   147,463 42.69 to 26.80  5,984   0.58%      16.02% to   15.02%
   2019.............................. 1.45% to 2.30%   165,964 36.80 to 23.30  5,774   0.75%      22.94% to   21.88%
   2018.............................. 1.45% to 2.30%   184,804 29.93 to 19.11  5,229   0.37%     (9.90)% to (10.68)%
   2017.............................. 1.45% to 2.30%   197,561 33.22 to 21.40  6,236   0.21%      14.31% to   13.33%
   2016.............................. 1.45% to 2.30%   277,181 29.06 to 18.88  7,729   0.31%     (0.52)% to  (1.38)%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class I
   2020.............................. 1.15% to 1.60%   176,004 24.13 to 22.68  4,072   1.40%       6.43% to    5.95%
   2019.............................. 1.15% to 1.60%   199,679 22.67 to 21.40  4,357   1.46%      30.08% to   29.49%
   2018.............................. 1.15% to 1.60%   231,022 17.43 to 16.53  3,886   1.50%     (5.96)% to  (6.39)%
   2017.............................. 1.15% to 1.60%   278,057 18.53 to 17.66  4,991   1.46%      17.81% to   17.28%
   2016.............................. 1.15% to 1.60%   318,210 15.73 to 15.06  4,859   1.54%      13.67% to   13.16%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2020.............................. 1.45% to 2.95%   215,116 22.71 to 11.13  4,508   1.16%       5.94% to    4.32%
   2019.............................. 1.45% to 2.35%   380,785 21.44 to 19.08  7,827   1.27%      29.51% to   28.32%
   2018.............................. 1.45% to 2.35%   467,731 16.55 to 14.87  7,448   1.29%     (6.38)% to  (7.24)%
   2017.............................. 1.45% to 2.45%   583,700 17.68 to 15.86  9,961   1.38%      17.29% to   16.10%
   2016.............................. 1.45% to 2.45%   575,027 15.08 to 13.66  8,381   1.67%      13.12% to   11.98%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2020............................. 1.15% to 2.30%   662,450 42.21 to 13.44 13,836   1.38%      4.03% to    2.83%
   2019............................. 1.15% to 2.30%   723,003 40.58 to 13.07 14,896   1.72%     27.40% to   25.92%
   2018............................. 1.15% to 2.30%   770,584 31.85 to 10.38 12,735   1.46%    (9.93)% to (10.98)%
   2017............................. 1.15% to 2.30%   914,407 35.36 to 11.66 16,990   1.44%     13.52% to   12.20%
   2016............................. 1.15% to 2.30%   870,195 31.15 to 10.39 15,224   1.48%     11.70% to   10.41%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
   Service Class Shares
   2020............................. 1.45% to 1.70%   184,924 39.85 to 24.61  5,012   0.43%     11.95% to   11.67%
   2019............................. 1.45% to 1.70%   205,580 35.59 to 22.04  4,995   0.48%     29.34% to   29.02%
   2018............................. 1.45% to 1.85%   253,105 27.52 to 21.56  4,767   0.44%    (7.08)% to  (7.46)%
   2017............................. 1.45% to 1.85%   296,647 29.62 to 23.30  5,957   0.55%     21.25% to   20.76%
   2016............................. 1.45% to 1.95%   320,659 24.43 to 18.84  5,309   0.57%      6.75% to    6.21%
 MFS(R) New Discovery Series --
   Service Class Shares
   2020............................. 1.15% to 2.30%   501,130 69.51 to 44.47 23,355   0.00%     43.91% to   42.24%
   2019............................. 1.15% to 2.30%   571,093 48.30 to 31.26 18,401   0.00%     39.65% to   38.03%
   2018............................. 1.15% to 2.30%   504,833 34.59 to 22.65 11,086   0.00%    (2.85)% to  (3.99)%
   2017............................. 1.15% to 2.30%   648,451 35.60 to 23.59 14,585   0.00%     24.88% to   23.44%
   2016............................. 1.15% to 2.30%   663,903 28.51 to 19.11 12,301   0.00%      7.55% to    6.30%
 MFS(R) Total Return Series --
   Service Class Shares
   2020............................. 1.45% to 2.95% 1,983,929 25.26 to 11.11 37,022   2.07%      7.93% to    6.29%
   2019............................. 1.45% to 2.95% 2,233,722 23.41 to 10.45 38,896   2.07%     18.38% to    9.53%
   2018............................. 1.45% to 2.55% 2,530,043 19.77 to 12.14 37,918   1.94%    (7.24)% to  (8.29)%
   2017............................. 1.45% to 2.55% 2,899,860 21.32 to 13.23 46,828   2.15%     10.41% to    9.18%
   2016............................. 1.45% to 2.55% 3,278,568 19.31 to 12.12 48,180   2.71%      7.24% to    6.05%
 MFS(R) Utilities Series -- Service
   Class Shares
   2020............................. 1.45% to 2.20%   344,249 53.47 to 30.16 11,723   2.20%      4.09% to    3.30%
   2019............................. 1.45% to 2.20%   399,730 51.37 to 29.20 13,258   3.71%     22.99% to   22.06%
   2018............................. 1.45% to 2.20%   481,645 41.77 to 23.92 13,016   0.84%    (0.66)% to  (1.42)%
   2017............................. 1.45% to 2.20%   564,347 42.04 to 24.27 15,293   3.90%     12.84% to   11.98%
   2016............................. 1.45% to 2.20%   700,916 37.26 to 21.67 16,772   3.44%      9.63% to    8.80%
MFS(R) Variable Insurance Trust II
 MFS(R) Income Portfolio -- Service
   Class Shares
   2020............................. 1.45% to 1.45%     2,021 12.62 to 12.62     26   3.51%      7.53% to    7.53%
   2019............................. 1.45% to 1.45%     2,008 11.74 to 11.74     24   3.50%      9.68% to    9.68%
   2018............................. 1.45% to 1.45%     2,405 10.70 to 10.70     26   3.81%    (3.53)% to  (3.53)%
   2017............................. 1.45% to 1.45%     2,592 11.09 to 11.09     29   4.37%      4.35% to    4.35%
   2016............................. 1.45% to 1.45%     3,021 10.63 to 10.63     32   2.96%      6.44% to    6.44%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
   Service Class Shares
   2020............................. 1.45% to 2.30%   325,718 21.03 to 20.01  6,820   0.22%     20.43% to   19.39%
   2019............................. 1.45% to 2.70%   389,578 17.47 to 10.95  6,772   0.34%     37.56% to   20.63%
   2018............................. 1.45% to 2.30%   471,532 12.70 to 12.29  5,961   0.32%    (0.89)% to  (1.75)%
   2017............................. 1.45% to 2.30%   649,434 12.81 to 12.51  8,292   0.42%     26.25% to   25.16%
   2016............................. 1.45% to 2.30%   728,673 10.15 to  9.99  7,379   0.38%      4.31% to    3.41%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2020............................. 1.45% to 1.95%   268,189 17.03 to 15.72  4,417   4.87%      6.34% to    5.80%
   2019............................. 1.45% to 1.95%   330,321 16.01 to 14.86  5,118   2.69%     10.12% to    9.56%
   2018............................. 1.45% to 1.95%   418,106 14.54 to 13.56  5,902   3.00%    (6.83)% to  (7.30)%
   2017............................. 1.45% to 1.95%   475,796 15.61 to 14.63  7,232   4.31%     11.74% to   11.17%
   2016............................. 1.45% to 2.20%   549,188 13.97 to 12.78  7,488   2.29%     11.27% to   10.43%
 High Yield Portfolio --
   Administrative Class Shares
   2020............................. 1.45% to 2.95% 1,453,818 24.09 to 10.50 31,530   4.87%      4.21% to    2.62%
   2019............................. 1.45% to 2.95% 2,320,582 23.11 to 10.23 46,334   4.92%     13.06% to    4.79%
   2018............................. 1.45% to 2.55% 2,234,519 20.44 to 13.46 40,479   5.09%    (4.07)% to  (5.14)%
   2017............................. 1.45% to 2.55% 2,282,326 21.31 to 14.19 43,833   4.87%      5.07% to    3.90%
   2016............................. 1.45% to 2.55% 2,587,388 20.28 to 13.66 48,057   5.25%     10.82% to    9.59%
 International Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2020............................. 1.50% to 1.70%    76,842 22.01 to 21.12  1,669   6.10%      3.97% to    3.76%
   2019............................. 1.50% to 1.70%    88,578 21.17 to 20.35  1,851   1.77%      5.40% to    5.19%
   2018............................. 1.50% to 1.70%   109,339 20.09 to 19.35  2,166   1.31%      0.58% to    0.38%
   2017............................. 1.50% to 1.70%   117,382 19.97 to 19.27  2,313   4.03%      1.23% to    1.02%
   2016............................. 1.50% to 1.70%   160,909 19.73 to 19.08  3,124   1.41%      4.88% to    4.67%
 Long(Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2020............................. 1.45% to 2.95% 2,221,564 24.86 to 11.56 51,242   1.67%     15.69% to   13.93%
   2019............................. 1.45% to 2.95% 1,859,226 21.49 to 10.14 38,539   2.05%     11.68% to    2.96%
   2018............................. 1.45% to 2.55% 1,818,776 19.24 to 15.17 34,646   2.40%    (3.80)% to  (4.88)%
   2017............................. 1.45% to 2.55% 1,706,498 20.00 to 15.95 34,651   2.17%      7.38% to    6.18%
   2016............................. 1.45% to 2.55% 1,922,497 18.63 to 15.02 36,780   1.89%    (0.78)% to  (1.89)%
 Low Duration Portfolio --
   Administrative Class Shares
   2020............................. 1.45% to 2.95% 7,376,295 12.71 to  9.99 86,838   1.04%      1.50% to  (0.05)%
   2019............................. 1.45% to 2.95% 3,574,136 12.53 to  9.99 41,893   2.77%      2.52% to  (0.13)%
   2018............................. 1.45% to 2.55% 3,842,840 12.22 to 10.36 44,146   1.93%    (1.12)% to  (2.23)%
   2017............................. 1.45% to 2.55% 3,735,829 12.36 to 10.59 43,446   1.34%    (0.12)% to  (1.23)%
   2016............................. 1.45% to 2.55% 3,835,039 12.37 to 10.73 44,857   1.51%    (0.06)% to  (1.17)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                      EXPENSE AS A                             NET    INVESTMENT
                                      % OF AVERAGE                            ASSETS    INCOME
                                     NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                     -------------- ---------- -------------- ------- ---------- -------------------
 Total Return Portfolio --
   Administrative Class Shares
   2020............................. 1.15% to 2.95%  7,899,166 19.16 to 10.63 141,984   2.14%      7.40% to    5.44%
   2019............................. 1.15% to 2.95%  9,370,259 17.84 to 10.08 156,073   3.01%      7.11% to    1.71%
   2018............................. 1.15% to 2.55% 10,578,875 16.66 to 12.77 165,306   2.52%    (1.68)% to  (3.08)%
   2017............................. 1.15% to 2.55% 13,884,221 16.94 to 13.18 219,063   2.02%      3.71% to    2.25%
   2016............................. 1.15% to 2.55% 15,999,977 16.34 to 12.89 244,475   2.09%      1.50% to    0.07%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2020............................. 1.45% to 1.85%    249,291 79.57 to 56.84   7,046   0.29%     42.86% to   42.28%
   2019............................. 1.45% to 1.85%    267,428 55.70 to 39.95   5,361   0.13%     34.88% to   34.33%
   2018............................. 1.45% to 1.85%    269,561 41.30 to 29.74   4,093   0.00%    (3.24)% to  (3.64)%
   2017............................. 1.45% to 1.85%    341,457 42.68 to 30.86   5,427   0.00%     29.23% to   28.70%
   2016............................. 1.45% to 1.85%    656,436 33.03 to 23.98   7,066   0.00%      4.45% to    4.03%
State Street Variable Insurance
  Series Funds, Inc.
 Income V.I.S. Fund --
   Class 1 Shares
   2020............................. 0.75% to 2.30%    918,881 20.14 to 12.13  14,901   2.43%      6.22% to    4.57%
   2019............................. 0.75% to 2.30%    955,145 18.96 to 11.60  14,603   0.19%      7.81% to    6.12%
   2018............................. 0.75% to 2.30%  1,101,994 17.59 to 10.93  15,782   2.12%    (2.17)% to  (3.70)%
   2017............................. 0.75% to 2.30%  1,252,511 17.98 to 11.35  18,445   1.97%      2.47% to    0.88%
   2016............................. 0.75% to 2.30%  1,513,016 17.54 to 11.25  22,059   1.74%      2.21% to    0.62%
 Premier Growth Equity V.I.S.
   Fund -- Class 1 Shares
   2020............................. 1.15% to 2.10%    800,152 44.80 to 37.84  32,006   0.03%     32.08% to   30.81%
   2019............................. 0.75% to 2.10%    961,517 32.25 to 28.92  29,439   0.00%     36.30% to   34.45%
   2018............................. 0.75% to 2.10%  1,101,406 23.66 to 21.51  24,920   0.13%    (3.39)% to  (4.72)%
   2017............................. 0.75% to 2.10%  1,281,157 24.49 to 22.58  30,374   0.31%     27.38% to   25.66%
   2016............................. 0.75% to 2.10%  1,481,093 19.23 to 17.97  27,772   0.49%      1.70% to    0.32%
 Real Estate Securities V.I.S. Fund
   -- Class 1 Shares
   2020............................. 0.75% to 2.95%  1,079,009 60.80 to  9.41  37,528   0.51%    (5.94)% to  (8.03)%
   2019............................. 0.75% to 2.95%  1,117,908 64.65 to 10.23  44,195   1.34%     25.20% to    4.81%
   2018............................. 0.75% to 2.55%  1,283,920 51.63 to 13.38  40,405   2.42%    (6.42)% to  (8.13)%
   2017............................. 0.75% to 2.55%  1,424,736 55.18 to 14.57  49,404   1.54%      5.05% to    3.15%
   2016............................. 0.75% to 2.55%  1,730,701 52.52 to 14.12  58,910   2.31%      7.19% to    5.26%
 S&P 500(R) Index V.I.S. Fund --
   Class 1 Shares
   2020............................. 0.75% to 2.70%  3,543,023 31.16 to 12.39 145,954   1.74%     17.04% to   14.74%
   2019............................. 0.75% to 2.30%  4,407,259 26.62 to 24.94 151,071   1.32%     30.06% to   28.03%
   2018............................. 0.75% to 2.30%  4,870,590 20.47 to 19.48 130,223   1.64%    (5.45)% to  (6.93)%
   2017............................. 0.75% to 2.30%  5,498,219 21.65 to 20.93 158,837   1.76%     20.60% to   18.72%
   2016............................. 0.75% to 2.30%  6,092,527 17.95 to 17.63 147,455   1.87%     10.78% to    9.05%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Small(Cap Equity V.I.S. Fund
   -- Class 1 Shares
   2020.......................... 1.15% to 2.30%    681,934 47.08 to 25.84  29,159   0.00%      13.21% to   11.90%
   2019.......................... 1.15% to 2.30%    749,847 41.59 to 23.09  28,349   0.00%      24.67% to   23.22%
   2018.......................... 1.15% to 2.30%    859,762 33.36 to 18.74  26,186   0.00%    (10.74)% to (11.79)%
   2017.......................... 1.15% to 2.30%  1,018,621 37.37 to 21.24  34,982   0.00%      11.42% to   10.12%
   2016.......................... 1.15% to 2.30%  1,184,299 33.54 to 19.29  36,669   0.00%      22.34% to   20.93%
 Total Return V.I.S. Fund --
   Class 1 Shares
   2020.......................... 0.75% to 2.95% 36,271,022 23.08 to 10.58 730,164   1.92%       5.65% to    3.30%
   2019.......................... 0.75% to 2.95% 39,064,565 21.84 to 10.24 751,079   2.30%      14.94% to    5.06%
   2018.......................... 0.75% to 2.30% 42,795,149 19.00 to 13.74 721,183   2.16%     (7.05)% to  (8.51)%
   2017.......................... 0.75% to 2.30% 45,934,260 20.45 to 15.02 841,510   2.01%      14.71% to   12.93%
   2016.......................... 0.75% to 2.30% 48,464,940 17.82 to 13.30 782,552   1.87%       5.55% to    3.91%
 Total Return V.I.S. Fund --
   Class 3 Shares
   2020.......................... 1.45% to 2.95% 29,261,248 16.28 to 10.54 416,050   1.61%       4.60% to    3.01%
   2019.......................... 1.45% to 2.95% 33,412,583 15.57 to 10.23 457,614   1.98%      13.89% to    4.80%
   2018.......................... 1.45% to 2.55% 38,387,797 13.67 to 10.79 467,141   1.79%     (7.97)% to  (9.00)%
   2017.......................... 1.45% to 2.55% 46,322,370 14.85 to 11.85 615,662   1.63%      13.60% to   12.33%
   2016.......................... 1.45% to 2.55% 56,704,147 13.07 to 10.55 668,174   1.52%       4.55% to    3.38%
 U.S. Equity V.I.S. Fund --
   Class 1 Shares
   2020.......................... 0.75% to 1.95%    712,379 34.16 to 30.93  22,655   0.52%      21.72% to   20.25%
   2019.......................... 0.75% to 1.85%    811,378 28.06 to 25.86  21,421   0.64%      30.78% to   29.33%
   2018.......................... 0.75% to 1.85%    961,239 21.46 to 19.99  19,507   0.80%     (4.13)% to  (5.19)%
   2017.......................... 0.75% to 1.85%  1,122,669 22.38 to 21.09  23,908   0.75%      19.02% to   17.70%
   2016.......................... 0.75% to 1.85%  1,264,220 18.80 to 17.92  22,936   1.13%       8.49% to    7.29%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2020.......................... 1.15% to 1.60%    670,853 86.13 to 35.81  37,760   0.18%      65.11% to   64.37%
   2019.......................... 1.15% to 1.60%    761,308 52.17 to 21.79  25,695   0.00%      25.97% to   25.40%
   2018.......................... 1.15% to 1.60%    948,595 41.41 to 17.38  24,702   0.00%       1.02% to    0.57%
   2017.......................... 1.15% to 1.60%  1,088,395 40.99 to 17.28  28,030   0.00%      26.99% to   26.42%
   2016.......................... 1.15% to 1.60%  1,231,571 32.28 to 13.67  25,240   0.00%     (1.97)% to  (2.41)%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2020.......................... 1.15% to 1.60%    504,148 57.85 to 41.87  25,158   1.04%      65.23% to   64.49%
   2019.......................... 1.15% to 1.60%    597,545 35.01 to 25.45  18,057   0.00%      27.85% to   27.27%
   2018.......................... 1.15% to 1.60%    721,107 27.39 to 20.00  17,042   0.00%       0.26% to  (0.19)%
   2017.......................... 1.15% to 1.60%    846,955 27.31 to 20.04  20,024   0.00%      27.26% to   26.68%
   2016.......................... 1.15% to 1.60%  1,003,019 21.46 to 15.82  18,672   0.00%       5.02% to    4.55%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2020............................ 1.45% to 2.70%   111,746 55.20 to 13.56  5,748   0.00%      28.52% to   26.89%
   2019............................ 1.45% to 2.30%   134,065 42.95 to 24.21  5,309   0.00%      26.54% to   25.45%
   2018............................ 1.45% to 2.30%   158,163 33.94 to 19.30  4,894   0.00%     (7.10)% to  (7.90)%
   2017............................ 1.45% to 2.30%   184,615 36.54 to 20.95  6,143   0.00%      27.87% to   26.77%
   2016............................ 1.45% to 2.30%   213,849 28.57 to 16.53  5,491   0.00%     (0.23)% to  (1.09)%
 Jennison Portfolio --
   Class II Shares
   2020............................ 1.45% to 2.30%   146,330 69.98 to 45.08  9,860   0.00%      53.32% to   52.00%
   2019............................ 1.45% to 2.30%   130,384 45.65 to 29.66  5,678   0.00%      30.90% to   29.77%
   2018............................ 1.45% to 2.30%   146,007 34.87 to 22.85  4,864   0.00%     (2.62)% to  (3.47)%
   2017............................ 1.45% to 2.30%   163,659 35.81 to 23.67  5,576   0.00%      34.16% to   33.01%
   2016............................ 1.45% to 2.30%   168,178 26.69 to 17.80  4,273   0.00%     (2.72)% to  (3.55)%
 Natural Resources Portfolio --
   Class II Shares
   2020............................ 1.45% to 2.95% 2,971,820 13.83 to 10.53 20,161   0.00%      10.20% to    8.52%
   2019............................ 1.45% to 2.95% 5,525,658 12.55 to  9.71 33,708   0.00%       8.66% to  (5.94)%
   2018............................ 1.45% to 2.55% 5,833,693 11.55 to  5.08 32,878   0.00%    (19.61)% to (20.51)%
   2017............................ 1.45% to 2.55% 4,833,745 14.37 to  6.39 34,397   0.00%     (1.97)% to  (3.06)%
   2016............................ 1.45% to 2.55% 3,243,289 14.66 to  6.59 24,862   0.00%      23.02% to   21.65%
 SP Prudential U.S. Emerging
   Growth Portfolio --
   Class II Shares
   2020............................ 1.55% to 1.55%       617 46.23 to 46.23     29   0.00%      44.63% to   44.63%
   2019............................ 1.55% to 1.55%       618 31.96 to 31.96     20   0.00%      35.04% to   35.04%
   2018............................ 1.55% to 1.55%       653 23.67 to 23.67     15   0.00%     (9.60)% to  (9.60)%
   2017............................ 1.55% to 1.55%       671 26.18 to 26.18     18   0.00%      20.06% to   20.06%
   2016............................ 1.55% to 1.55%       686 21.81 to 21.81     15   0.00%       2.21% to    2.21%
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2020............................ 1.45% to 1.95%    82,022 48.56 to 46.04  3,956   0.00%      41.11% to   40.40%
   2019............................ 1.45% to 1.95%   243,390 34.41 to 32.80  8,325   0.00%      35.06% to   34.37%
   2018............................ 1.45% to 1.95%   272,196 25.48 to 24.41  6,896   0.00%     (1.19)% to  (1.69)%
   2017............................ 1.45% to 1.95%   312,906 25.79 to 24.83  8,030   0.01%      32.65% to   31.98%
   2016............................ 1.45% to 1.95%   121,717 19.44 to 18.81  2,358   0.00%     (0.94)% to  (1.44)%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

   any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2016 to December 31, 2016.